UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Item 1.	Schedule of Investments.

Schedule of Investments
September 30, 2012 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 60.1%

Energy Select Sector SPDR Fund	76,450	5,614,106
Gabelli Equity Income Fund	161,357	3,685,389
Health Care Select Sector SPDR Fund	120,475	4,833,457
iShares MSCI EAFE Index Fund	121,675	6,448,775
iShares Russell 1000 Growth Index Fund	58,100	3,875,270
iShares Russell 1000 Value Index Fund	131,800	9,513,324
JPMorgan Disciplined Equity Fund	612,984	11,423,996
PowerShares QQQ Trust	94,155	6,456,208
SPDR Dow Jones Industrial Average ETF Trust	17,700	2,372,685
Vanguard Equity Income Fund	118,764	6,049,817
Wells Fargo Advantage Growth Fund	232,724	10,260,790

Total Registered Investment Companies	(Cost $65,490,823)	70,533,817

Money Market Registered Investment Companies - 22.0%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	25,808,498	25,808,498

Total Money Market Registered Investment Companies	(Cost $25,808,498)	25,808,498

Bank Obligations - 4.3%

Access National Bank, 0.30%, 10/3/2012 (4)	129	129
Allied Bank, 0.30%, 10/3/2012 (4)	577	577
Alma Bank, 0.30%, 10/3/2012 (4)	10,854	10,854
Alpine Bank, 0.30%, 10/3/2012 (4)	43	43
Ameriana Bank, 0.30%, 10/3/2012 (4)	43	43
American Enterprise Bank of Florida, 0.30%, 10/3/2012 (4)	2,733	2,733
American Momentum Bank, 0.30%, 10/3/2012 (4)	11,279	11,279
American National Bank, 0.30%, 10/3/2012 (4)	2,332	2,332
American National Bank-Fox Cities, 0.30%, 10/3/2012 (4)	445	445
American Savings Bank F.S.B., 0.30%, 10/3/2012 (4)	43	43
American Savings Bank FSB, 0.30%, 10/3/2012 (4)	941	941
Americas United Bank, 0.30%, 10/3/2012 (4)	4,710	4,710
AmFirst Bank N.A., 0.30%, 10/3/2012 (4)	891	891
Anthem Bank & Trust, 0.30%, 10/3/2012 (4)	1,858	1,858
Arizona Bank & Trust, 0.30%, 10/3/2012 (4)	3,304	3,304
Arvest Bank, 0.30%, 10/3/2012 (4)	125	125
Associated Bank NA, 0.30%, 10/3/2012 (4)	6	6
Austin Bank of Chicago, 0.30%, 10/3/2012 (4)	1,858	1,858
Avidia Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
Bancorp Bank, 0.30%, 10/3/2012 (4)	20,169	20,169
Bank Hapoalim B.M., 0.30%, 10/3/2012 (4)	3,178	3,178
Bank Leumi USA, 0.30%, 10/3/2012 (4)	240,269	240,269
Bank of America National Association, 0.30%, 10/3/2012 (4)	2,663	2,663
Bank of Augusta, 0.30%, 10/3/2012 (4)	1,934	1,934
Bank of Cadiz and Trust Company, 0.30%, 10/3/2012 (4)	2,792	2,792

Bank of Cave City, 0.30%, 10/3/2012 (4)	893	893
Bank of England, 0.30%, 10/3/2012 (4)	3,993	3,993
Bank of Fayetteville, 0.30%, 10/3/2012 (4)	220	220
Bank of Hawaii, 0.30%, 10/3/2012 (4)	114	114
Bank of Houston, 0.30%, 10/3/2012 (4)	12,278	12,278
Bank of Jackson Hole, 0.30%, 10/3/2012 (4)	4,776	4,776
Bank of Manhattan N.A., 0.30%, 10/3/2012 (4)	4,236	4,236
Bank of Marin, 0.30%, 10/3/2012 (4)	125	125
Bank of Missouri, 0.30%, 10/3/2012 (4)	14,368	14,368
Bank of Princeton, 0.30%, 10/3/2012 (4)	1,481	1,481
Bank of the Ozarks, 0.30%, 10/3/2012 (4)	126	126
Bank of the Panhandle, 0.30%, 10/3/2012 (4)	2,255	2,255
Bank of the Sierra, 0.30%, 10/3/2012 (4)	13	13
Bank of the West, 0.30%, 10/3/2012 (4)	133	133
Bar Harbor Bank & Trust, 0.30%, 10/3/2012 (4)	2,352	2,352
Barrington Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Belmont Savings Bank, 0.30%, 10/3/2012 (4)	9,748	9,748
Benchmark Bank, 0.30%, 10/3/2012 (4)	487	487
Benefit Bank, 0.30%, 10/3/2012 (4)	2,799	2,799
Berkshire Bank, 0.30%, 10/3/2012 (4)	17,433	17,433
Beverly Bank & Trust Company National Associa, 0.30%, 10/3/2012 (4)	2,799	2,799
Biltmore Bank of Arizona, 0.30%, 10/3/2012 (4)	4,767	4,767
BMO Harris Bank National Association, 0.30%, 10/3/2012 (4)	130	130
BOKF National Association, 0.30%, 10/3/2012 (4)	137	137
Boone Bank & Trust Co., 0.30%, 10/3/2012 (4)	3,827	3,827
Boston Private Bank & Trust Company, 0.30%, 10/3/2012 (4)	229	229
Branch Banking and Trust Company, 0.30%, 10/3/2012 (4)	146	146
Brookhaven Bank, 0.30%, 10/3/2012 (4)	4,236	4,236
Buckeye Community Bank, 0.30%, 10/3/2012 (4)	0	0
Business Bank, 0.30%, 10/3/2012 (4)	3,009	3,009
Business Bank, 0.30%, 10/3/2012 (4)	1,876	1,876
Business Bank of Saint Louis, 0.30%, 10/3/2012 (4)	675	675
Business First Bank, 0.30%, 10/3/2012 (4)	7,114	7,114
Cache Valley Bank, 0.30%, 10/3/2012 (4)	9,249	9,249
Cadence Bank N.A., 0.30%, 10/3/2012 (4)	89,647	89,647
California Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
Capital Bank, 0.30%, 10/3/2012 (4)	2,455	2,455
Capital One National Association, 0.30%, 10/3/2012 (4)	25,510	25,510
CapitalMark Bank & Trust, 0.30%, 10/3/2012 (4)	17,471	17,471
CapStar Bank, 0.30%, 10/3/2012 (4)	16,816	16,816
CapStone Bank, 0.30%, 10/3/2012 (4)	6,054	6,054
Cardinal Bank, 0.30%, 10/3/2012 (4)	13,036	13,036
Carolina Alliance Bank, 0.30%, 10/3/2012 (4)	228	228
Carver Federal Savings Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
Cathay Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
CBank, 0.30%, 10/3/2012 (4)	892	892
Cedar Rapids Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,744	6,744
Celtic Bank, 0.30%, 10/3/2012 (4)	10,560	10,560
Centennial Bank, 0.30%, 10/3/2012 (4)	125	125
Centra Bank Inc., 0.30%, 10/3/2012 (4)	4,775	4,775
Central Bank, 0.30%, 10/3/2012 (4)	1,424	1,424
Central Bank Illinois, 0.30%, 10/3/2012 (4)	26	26
Central Bank of Kansas City, 0.30%, 10/3/2012 (4)	43	43
CheckSpring Bank, 0.30%, 10/3/2012 (4)	87	87
Chemical Bank, 0.30%, 10/3/2012 (4)	127	127
Chickasha Bank & Trust Company, 0.30%, 10/3/2012 (4)	907	907
Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	7,718	7,718
Citizens Bank of Pennsylvania, 0.30%, 10/3/2012 (4)	109	109
Citizens Banking Company, 0.30%, 10/3/2012 (4)	6	6
Citizens National Bank, 0.30%, 10/3/2012 (4)	444	444
Citizens National Bank of Bluffton, 0.30%, 10/3/2012 (4)	90	90

City First Bank of D.C. National Association, 0.30%, 10/3/2012 (4)	3,847	3,847
City National Bank, 0.30%, 10/3/2012 (4)	127	127
City National Bank of Sulphur Springs, 0.30%, 10/3/2012 (4)	43	43
City National Bank of Taylor, 0.30%, 10/3/2012 (4)	125	125
Cole Taylor Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Collin Bank, 0.30%, 10/3/2012 (4)	2,759	2,759
Columbia State Bank, 0.30%, 10/3/2012 (4)	127	127
Columbus First Bank, 0.30%, 10/3/2012 (4)	1,860	1,860
Comerica Bank, 0.30%, 10/3/2012 (4)	226	226
Commencement Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Commerce National Bank, 0.30%, 10/3/2012 (4)	1,076	1,076
Community Bank, 0.30%, 10/3/2012 (4)	13	13
Community Bank & Trust, 0.30%, 10/3/2012 (4)	6,105	6,105
Community Bank of Oelwein, 0.30%, 10/3/2012 (4)	2,905	2,905
Community Bank of Santa Maria, 0.30%, 10/3/2012 (4)	220	220
Community Bank of the Bay, 0.30%, 10/3/2012 (4)	125	125
Community Mutual Savings Bank, 0.30%, 10/3/2012 (4)	12,243	12,243
Community National Bank, 0.30%, 10/3/2012 (4)	3,683	3,683
Community Trust Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Compass Bank, 0.30%, 10/3/2012 (4)	7,539	7,539
Congressional Bank, 0.30%, 10/3/2012 (4)	2,851	2,851
Cooper State Bank, 0.30%, 10/3/2012 (4)	897	897
Crescent State Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Crystal Lake Bank and Trust Company N.A., 0.30%, 10/3/2012 (4)	219	219
Delta Trust & Bank, 0.30%, 10/3/2012 (4)	12,390	12,390
DeWitt Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Diamond Bank, 0.30%, 10/3/2012 (4)	6,592	6,592
DMB Community Bank, 0.30%, 10/3/2012 (4)	7,799	7,799
Dollar Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	124	124
Dubuque Bank & Trust Company, 0.30%, 10/3/2012 (4)	22,773	22,773
Eagle Bank and Trust Company, 0.30%, 10/3/2012 (4)	2,167	2,167
EagleBank, 0.30%, 10/3/2012 (4)	240,000	240,000
East River Bank, 0.30%, 10/3/2012 (4)	444	444
East West Bank, 0.30%, 10/3/2012 (4)	206,548	206,548
Empire National Bank, 0.30%, 10/3/2012 (4)	891	891
Encore Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Encore National Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
Enterprise Bank & Trust, 0.30%, 10/3/2012 (4)	10,990	10,990
Equity Bank A National Association, 0.30%, 10/3/2012 (4)	7,441	7,441
Exchange Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,379	6,379
Exchange State Bank, 0.30%, 10/3/2012 (4)	894	894
Fannin Bank, 0.30%, 10/3/2012 (4)	2	2
Farmers & Merchants Bank of Long Beach, 0.30%, 10/3/2012 (4)	43	43
Farmers & Merchants State Bank, 0.30%, 10/3/2012 (4)	132	132
Farmers and Merchants State Bank of Blooming , 0.30%, 10/3/2012 (4)	2,114	2,114
Farmers Bank, 0.30%, 10/3/2012 (4)	38	38
Farmers Exchange Bank, 0.30%, 10/3/2012 (4)	3,899	3,899
Farmers State Bank, 0.30%, 10/3/2012 (4)	2	2
Fidelity Bank, 0.30%, 10/3/2012 (4)	8,095	8,095
Fifth Third Bank, 0.30%, 10/3/2012 (4)	80,406	80,406
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
First Bank & Trust National Association, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust of Milbank, 0.30%, 10/3/2012 (4)	4	4
First Bank Financial Centre, 0.30%, 10/3/2012 (4)	220	220
First Choice Bank, 0.30%, 10/3/2012 (4)	7,908	7,908
First Commercial Bank, 0.30%, 10/3/2012 (4)	220	220
First Commercial Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
First Community Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
First County Bank, 0.30%, 10/3/2012 (4)	1,572	1,572

First Federal Bank, 0.30%, 10/3/2012 (4)	3,128	3,128
First Foundation Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
First International Bank & Trust, 0.30%, 10/3/2012 (4)	110	110
First Internet Bank of Indiana, 0.30%, 10/3/2012 (4)	9,728	9,728
First Interstate Bank, 0.30%, 10/3/2012 (4)	128	128
First N.A., 0.30%, 10/3/2012 (4)	4,258	4,258
First National Bank, 0.30%, 10/3/2012 (4)	9,932	9,932
First National Bank, 0.30%, 10/3/2012 (4)	220	220
First National Bank - Fox Valley, 0.30%, 10/3/2012 (4)	119	119
First National Bank in Green Forest, 0.30%, 10/3/2012 (4)	309	309
First National Bank in Sioux Falls, 0.30%, 10/3/2012 (4)	43	43
First National Bank of America, 0.30%, 10/3/2012 (4)	237	237
First National Bank of Fort Smith, 0.30%, 10/3/2012 (4)	124	124
First National Bank of Long Island, 0.30%, 10/3/2012 (4)	46,587	46,587
First National Bank of Omaha, 0.30%, 10/3/2012 (4)	128	128
First National Bank of Pandora, 0.30%, 10/3/2012 (4)	3	3
First National Bank of Santa Fe, 0.30%, 10/3/2012 (4)	1,856	1,856
First Premier Bank, 0.30%, 10/3/2012 (4)	6,635	6,635
First Security Bank, 0.30%, 10/3/2012 (4)	229	229
First Security Bank & Trust Company, 0.30%, 10/3/2012 (4)	220	220
First State Bank, 0.30%, 10/3/2012 (4)	87	87
First State Bank, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of DeQueen, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of Northwest Arkansas, 0.30%, 10/3/2012 (4)	1,707	1,707
First Trade Union Bank, 0.30%, 10/3/2012 (4)	3,750	3,750
First Utah Bank, 0.30%, 10/3/2012 (4)	229	229
First Virginia Community Bank, 0.30%, 10/3/2012 (4)	3,812	3,812
First Western Bank, 0.30%, 10/3/2012 (4)	3	3
First-Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	161,531	161,531
FirstAtlantic Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
FirstBank, 0.30%, 10/3/2012 (4)	218	218
FirstBank Puerto Rico, 0.30%, 10/3/2012 (4)	89,508	89,508
FirstMerit Bank National Association, 0.30%, 10/3/2012 (4)	133	133
Flagship Community Bank, 0.30%, 10/3/2012 (4)	218	218
Flatirons Bank, 0.30%, 10/3/2012 (4)	2,792	2,792
Florida Business Bank, 0.30%, 10/3/2012 (4)	909	909
Florida Parishes Bank, 0.30%, 10/3/2012 (4)	43	43
Forrest City Bank NA, 0.30%, 10/3/2012 (4)	444	444
Fortune Bank, 0.30%, 10/3/2012 (4)	2,878	2,878
Fox Chase Bank, 0.30%, 10/3/2012 (4)	174	174
Franklin Synergy Bank, 0.30%, 10/3/2012 (4)	12,123	12,123
Frost National Bank, 0.30%, 10/3/2012 (4)	125	125
Genesee Regional Bank, 0.30%, 10/3/2012 (4)	8,045	8,045
Georgia Bank & Trust Company of Augusta, 0.30%, 10/3/2012 (4)	7,861	7,861
Georgia Banking Company, 0.30%, 10/3/2012 (4)	5,950	5,950
German American Bancorp, 0.30%, 10/3/2012 (4)	43	43
Glacier Bank, 0.30%, 10/3/2012 (4)	125	125
Glens Falls National Bank and Trust Company, 0.30%, 10/3/2012 (4)	43	43
Golden Pacific Bank National Association, 0.30%, 10/3/2012 (4)	220	220
Gotham Bank of New York, 0.30%, 10/3/2012 (4)	3,946	3,946
Grand Savings Bank, 0.30%, 10/3/2012 (4)	2,325	2,325
Grand Valley Bank, 0.30%, 10/3/2012 (4)	43	43
Grandpoint Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Green Bank National Association, 0.30%, 10/3/2012 (4)	27	27
Guaranty Bank, 0.30%, 10/3/2012 (4)	4,813	4,813
Guaranty Bond Bank, 0.30%, 10/3/2012 (4)	72,318	72,318
GulfShore Bank, 0.30%, 10/3/2012 (4)	2,801	2,801
Happy State Bank, 0.30%, 10/3/2012 (4)	110	110
Heartland Bank, 0.30%, 10/3/2012 (4)	6	6
Heartland Bank, 0.30%, 10/3/2012 (4)	13	13
Helena National Bank, 0.30%, 10/3/2012 (4)	1,757	1,757

Heritage Oaks Bank, 0.30%, 10/3/2012 (4)	218	218
Hingham Institution for Savings, 0.30%, 10/3/2012 (4)	9,431	9,431
Hinsdale Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Home Federal Bank, 0.30%, 10/3/2012 (4)	5,309	5,309
Horizon Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Hyperion Bank, 0.30%, 10/3/2012 (4)	465	465
IBERIABANK, 0.30%, 10/3/2012 (4)	57,097	57,097
Icon Bank of Texas National Association, 0.30%, 10/3/2012 (4)	3,277	3,277
Independence Bank, 0.30%, 10/3/2012 (4)	146	146
Independent Bank of Texas, 0.30%, 10/3/2012 (4)	1,121	1,121
Inland Bank and Trust, 0.30%, 10/3/2012 (4)	43	43
Integrity Bank, 0.30%, 10/3/2012 (4)	6,750	6,750
Investors Community Bank, 0.30%, 10/3/2012 (4)	898	898
Isabella Bank, 0.30%, 10/3/2012 (4)	919	919
Israel Discount Bank of New York, 0.30%, 10/3/2012 (4)	65,509	65,509
JPMorgan Chase Bank National Association, 0.30%, 10/3/2012 (4)	51	51
Kaiser Federal Bank, 0.30%, 10/3/2012 (4)	3,277	3,277
Katahdin Trust Company, 0.30%, 10/3/2012 (4)	4,740	4,740
KeyBank National Association, 0.30%, 10/3/2012 (4)	2,314	2,314
KeySource Commercial Bank, 0.30%, 10/3/2012 (4)	318	318
Lake Forest Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lake National Bank, 0.30%, 10/3/2012 (4)	89	89
Landmark Community Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
Landmark National Bank, 0.30%, 10/3/2012 (4)	126	126
Leader Bank National Association, 0.30%, 10/3/2012 (4)	2,191	2,191
Legacy Bank, 0.30%, 10/3/2012 (4)	220	220
Legacy National Bank, 0.30%, 10/3/2012 (4)	897	897
LegacyTexas Bank, 0.30%, 10/3/2012 (4)	6	6
Level One Bank, 0.30%, 10/3/2012 (4)	5,472	5,472
Lewis & Clark Bank, 0.30%, 10/3/2012 (4)	1,856	1,856
Libertad Bank SSB, 0.30%, 10/3/2012 (4)	1,001	1,001
Liberty Bank, 0.30%, 10/3/2012 (4)	43	43
Liberty Bank, 0.30%, 10/3/2012 (4)	83,392	83,392
Liberty Bank National Association, 0.30%, 10/3/2012 (4)	1	1
Liberty Bank of Arkansas, 0.30%, 10/3/2012 (4)	233	233
Libertyville Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lifestore Bank, 0.30%, 10/3/2012 (4)	221	221
Lone Star National Bank, 0.30%, 10/3/2012 (4)	16,794	16,794
MainStreet Bank, 0.30%, 10/3/2012 (4)	4,774	4,774
Manufacturers Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
MB Financial Bank N.A., 0.30%, 10/3/2012 (4)	111	111
mBank, 0.30%, 10/3/2012 (4)	43	43
Mercantil Commercebank National Association, 0.30%, 10/3/2012 (4)	43	43
Mercantile Bank & Trust Company, 0.30%, 10/3/2012 (4)	3,810	3,810
Mercantile Bank of Michigan, 0.30%, 10/3/2012 (4)	10,470	10,470
Merchants & Farmers Bank, 0.30%, 10/3/2012 (4)	444	444
Merchants Bank, 0.30%, 10/3/2012 (4)	126	126
Merchants Bank of Indiana, 0.30%, 10/3/2012 (4)	1,857	1,857
Meridian Bank, 0.30%, 10/3/2012 (4)	3,891	3,891
Metropolitan Capital Bank & Trust, 0.30%, 10/3/2012 (4)	4,448	4,448
Metropolitan National Bank, 0.30%, 10/3/2012 (4)	17,256	17,256
Midwest Regional Bank, 0.30%, 10/3/2012 (4)	173	173
Mifflin County Savings Bank, 0.30%, 10/3/2012 (4)	444	444
MileStone Bank, 0.30%, 10/3/2012 (4)	219	219
Miners Bank, 0.30%, 10/3/2012 (4)	3,607	3,607
Minnesota Bank & Trust, 0.30%, 10/3/2012 (4)	4,322	4,322
National Bank & Trust Company, 0.30%, 10/3/2012 (4)	127	127
National Bank of California, 0.30%, 10/3/2012 (4)	90	90
Needham Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
New Mexico Bank & Trust, 0.30%, 10/3/2012 (4)	130	130
Newburyport Five Cents Savings Bank, 0.30%, 10/3/2012 (4)	15	15

NOA Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Noah Bank, 0.30%, 10/3/2012 (4)	1,858	1,858
North Jersey Community Bank, 0.30%, 10/3/2012 (4)	6,381	6,381
North Shore Community Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,717	4,717
North Side Bank & Trust Company, 0.30%, 10/3/2012 (4)	5	5
Northbrook Bank & Trust Company, 0.30%, 10/3/2012 (4)	226	226
Northern Bank & Trust Company, 0.30%, 10/3/2012 (4)	10,319	10,319
Nuvo Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,834	2,834
Oak View National Bank, 0.30%, 10/3/2012 (4)	444	444
Oasis Bank SSB, 0.30%, 10/3/2012 (4)	173	173
OceanFirst Bank, 0.30%, 10/3/2012 (4)	444	444
Ohio Commerce Bank, 0.30%, 10/3/2012 (4)	978	978
Ohio Valley Bank Company, 0.30%, 10/3/2012 (4)	2	2
Old Plank Trail Community Bank National Assoc, 0.30%, 10/3/2012 (4)	2,603	2,603
One Bank & Trust National Association, 0.30%, 10/3/2012 (4)	125	125
OneWest Bank FSB, 0.30%, 10/3/2012 (4)	9,996	9,996
Ossian State Bank, 0.30%, 10/3/2012 (4)	173	173
Pacific Commerce Bank, 0.30%, 10/3/2012 (4)	4,906	4,906
Pacific Enterprise Bank, 0.30%, 10/3/2012 (4)	6,543	6,543
Paragon Commercial Bank, 0.30%, 10/3/2012 (4)	67,119	67,119
Parkside Financial Bank & Trust, 0.30%, 10/3/2012 (4)	2,808	2,808
Peapack-Gladstone Bank, 0.30%, 10/3/2012 (4)	6	6
Pegasus Bank, 0.30%, 10/3/2012 (4)	43	43
Peoples Bank National Association, 0.30%, 10/3/2012 (4)	129	129
Peoples Bank of Commerce, 0.30%, 10/3/2012 (4)	577	577
Peoples Community Bank, 0.30%, 10/3/2012 (4)	3,560	3,560
Peoples United Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 10/3/2012 (4)	442	442
Pine Bluff National Bank, 0.30%, 10/3/2012 (4)	125	125
PlainsCapital Bank, 0.30%, 10/3/2012 (4)	2	2
Plaza Bank, 0.30%, 10/3/2012 (4)	222	222
PNC Bank National Association, 0.30%, 10/3/2012 (4)	159	159
Post Oak Bank N.A., 0.30%, 10/3/2012 (4)	4,717	4,717
Premier Bank, 0.30%, 10/3/2012 (4)	5,665	5,665
Premier Bank, 0.30%, 10/3/2012 (4)	3,752	3,752
Premier Bank & Trust National Association, 0.30%, 10/3/2012 (4)	1,404	1,404
PrinsBank, 0.30%, 10/3/2012 (4)	43	43
Private Bank Minnesota, 0.30%, 10/3/2012 (4)	3,263	3,263
ProAmérica Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Professional Business Bank, 0.30%, 10/3/2012 (4)	893	893
Progress Bank and Trust, 0.30%, 10/3/2012 (4)	2,846	2,846
Quad City Bank and Trust Company, 0.30%, 10/3/2012 (4)	16,914	16,914
Quontic Bank, 0.30%, 10/3/2012 (4)	2,802	2,802
RBS Citizens National Association, 0.30%, 10/3/2012 (4)	118	118
Regent Bank, 0.30%, 10/3/2012 (4)	353	353
Regions Bank, 0.30%, 10/3/2012 (4)	130	130
Renasant Bank, 0.30%, 10/3/2012 (4)	2,910	2,910
Republic Bank, 0.30%, 10/3/2012 (4)	219	219
Republic Bank & Trust, 0.30%, 10/3/2012 (4)	929	929
Republic Bank & Trust Company, 0.30%, 10/3/2012 (4)	125	125
River Community Bank N.A., 0.30%, 10/3/2012 (4)	2,958	2,958
RiverBend Bank, 0.30%, 10/3/2012 (4)	130	130
Riverside Bank, 0.30%, 10/3/2012 (4)	37	37
Riverview Bank, 0.30%, 10/3/2012 (4)	1,853	1,853
Rockford Bank and Trust Company, 0.30%, 10/3/2012 (4)	3	3
Rockland Trust Company, 0.30%, 10/3/2012 (4)	18,549	18,549
Rockville Bank, 0.30%, 10/3/2012 (4)	4,876	4,876
Rocky Mountain Bank, 0.30%, 10/3/2012 (4)	4	4
RSNB Bank, 0.30%, 10/3/2012 (4)	1,360	1,360
Saratoga National Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43

Sauk Valley Bank & Trust Company, 0.30%, 10/3/2012 (4)	9	9
Savings Institute Bank and Trust Company, 0.30%, 10/3/2012 (4)	22	22
Schaumburg Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Seaside National Bank & Trust, 0.30%, 10/3/2012 (4)	18,433	18,433
Seaway Bank and Trust Company, 0.30%, 10/3/2012 (4)	4,972	4,972
Security First Bank, 0.30%, 10/3/2012 (4)	37	37
SharePlus Federal Bank, 0.30%, 10/3/2012 (4)	1,139	1,139
Signature Bank, 0.30%, 10/3/2012 (4)	113,116	113,116
Signature Bank, 0.30%, 10/3/2012 (4)	2,156	2,156
Signature Bank National Association, 0.30%, 10/3/2012 (4)	232	232
Solera National Bank, 0.30%, 10/3/2012 (4)	1,954	1,954
Southern Bancorp Bank, 0.30%, 10/3/2012 (4)	64	64
Southern Bank, 0.30%, 10/3/2012 (4)	8	8
Southwest Bank, 0.30%, 10/3/2012 (4)	1,955	1,955
Sovereign Bank National Association, 0.30%, 10/3/2012 (4)	58,796	58,796
St. Charles Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Standing Stone National Bank, 0.30%, 10/3/2012 (4)	88	88
State Bank and Trust Company, 0.30%, 10/3/2012 (4)	230	230
State Bank of the Lakes, 0.30%, 10/3/2012 (4)	43	43
Sterling National Bank, 0.30%, 10/3/2012 (4)	42,683	42,683
Sturdy Savings Bank, 0.30%, 10/3/2012 (4)	220	220
Summit Bank, 0.30%, 10/3/2012 (4)	1,622	1,622
Summit Bank & Trust, 0.30%, 10/3/2012 (4)	4,439	4,439
Summit Community Bank Inc., 0.30%, 10/3/2012 (4)	125	125
Sutton Bank, 0.30%, 10/3/2012 (4)	6	6
TD Bank N.A., 0.30%, 10/3/2012 (4)	240,000	240,000
Team Capital Bank, 0.30%, 10/3/2012 (4)	16,572	16,572
Texas Capital Bank National Association, 0.30%, 10/3/2012 (4)	149,009	149,009
Torrey Pines Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
Touchmark National Bank, 0.30%, 10/3/2012 (4)	3,511	3,511
Town Bank, 0.30%, 10/3/2012 (4)	126	126
Transportation Alliance Bank Inc., 0.30%, 10/3/2012 (4)	6	6
Treynor State Bank, 0.30%, 10/3/2012 (4)	4,873	4,873
TriSummit Bank, 0.30%, 10/3/2012 (4)	5,287	5,287
U.S. Bank National Association, 0.30%, 10/3/2012 (4)	131	131
Uinta Bank, 0.30%, 10/3/2012 (4)	4,717	4,717
UMB Bank Arizona National Association, 0.30%, 10/3/2012 (4)	43	43
UMB Bank Colorado National Association, 0.30%, 10/3/2012 (4)	36	36
UMB Bank National Association, 0.30%, 10/3/2012 (4)	108	108
Umpqua Bank, 0.30%, 10/3/2012 (4)	50,083	50,083
Union Bank National Association, 0.30%, 10/3/2012 (4)	110	110
Union Bank of Mena, 0.30%, 10/3/2012 (4)	5	5
Union Center National Bank, 0.30%, 10/3/2012 (4)	26,379	26,379
United Bank, 0.30%, 10/3/2012 (4)	132	132
United Bank, 0.30%, 10/3/2012 (4)	221	221
United Bank Inc., 0.30%, 10/3/2012 (4)	3,883	3,883
United Community Bank, 0.30%, 10/3/2012 (4)	3	3
USNY Bank, 0.30%, 10/3/2012 (4)	1,862	1,862
Valley Bank, 0.30%, 10/3/2012 (4)	666	666
Valley National Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Valliance Bank, 0.30%, 10/3/2012 (4)	270	270
VantageSouth Bank, 0.30%, 10/3/2012 (4)	221	221
Veritex Community Bank National Association, 0.30%, 10/3/2012 (4)	91	91
Verus Bank of Commerce, 0.30%, 10/3/2012 (4)	12,873	12,873
Victory Bank, 0.30%, 10/3/2012 (4)	452	452
ViewPoint Bank National Association, 0.30%, 10/3/2012 (4)	17,322	17,322
Village Bank & Trust, 0.30%, 10/3/2012 (4)	126	126
Virginia Heritage Bank, 0.30%, 10/3/2012 (4)	3,993	3,993
Warren Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,292	2,292

Washington Trust Bank, 0.30%, 10/3/2012 (4)	2,886	2,886
Washington Trust Company of Westerly, 0.30%, 10/3/2012 (4)	10,087	10,087
Wayne Savings Community Bank, 0.30%, 10/3/2012 (4)	0	0
Webster Bank National Association, 0.30%, 10/3/2012 (4)	126	126
Wells Fargo Bank National Association, 0.30%, 10/3/2012 (4)	240,000	240,000
West Town Savings Bank, 0.30%, 10/3/2012 (4)	37	37
Western Alliance Bank, 0.30%, 10/3/2012 (4)	125	125
Western National Bank, 0.30%, 10/3/2012 (4)	127	127
Wheaton Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Whidbey Island Bank, 0.30%, 10/3/2012 (4)	125	125
Wilmington Savings Fund Society FSB, 0.30%, 10/3/2012 (4)	126	126
Wilmington Trust National Association, 0.30%, 10/3/2012 (4)	126	126
Wisconsin Community Bank, 0.30%, 10/3/2012 (4)	36,268	36,268
Wolverine Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	9	9
Xenith Bank, 0.30%, 10/3/2012 (4)	9,973	9,973

Total Bank Obligations	(Cost $5,008,301)	5,008,301

Floating Rate Demand Notes - 10.8%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (5)	12,641,008	12,641,008

Total Floating Rate Demand Notes	(Cost $12,641,008)	12,641,008

U.S. Government Obligations - 3.0%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (6)	3,500,000		3,498,016

Total U.S. Government Obligations	(Cost $3,498,016)		3,498,016

Total Investments - 100.2%	(Cost $112,446,646	)(2)	117,489,640

Liabilities less Other Assets - (0.2%)			(226,190)

Total Net Assets - 100.0%			117,263,450

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	2,707	22,739
The Flex-funds Balanced Fund	1,398	14,190
The Flex-funds Dynamic Growth Fund	875	7,700
The Flex-funds Muirfield Fund	4,380	25,623
The Flex-funds Quantex Fund	2,792	67,315
The Flex-funds Utilities & Infrastructure Fund	313	7,794

Total Trustee Deferred Compensation	(Cost $112,358)	145,361

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2012, notional value $35,855,000	100	75,500
Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $2,762,200	28	(49,630)

Total Futures Contracts	128	25,870

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$108,983,323	$25,870
Level 2 - Other Significant Observable Inputs	8,506,317	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$117,489,640	$25,870

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $792,550.  Cost for federal income tax purposes of $113,239,196 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,142,412
Unrealized depreciation	(891,968)
Net unrealized appreciation (depreciation)	$4,250,444

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of September 30, 2012, illiquid securities represented 4.3% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 64.2%

Energy Select Sector SPDR Fund	66,850	4,909,130
Gabelli Equity Income Fund	139,070	3,176,360
Health Care Select Sector SPDR Fund	106,850	4,286,822
iShares MSCI EAFE Index Fund	106,525	5,645,825
iShares Russell 1000 Growth Index Fund	50,675	3,380,023
iShares Russell 1000 Value Index Fund	113,650	8,203,257
JPMorgan Disciplined Equity Fund	512,348	9,548,479
PowerShares QQQ Trust	83,400	5,718,738
SPDR Dow Jones Industrial Average ETF Trust	14,650	1,963,833
Vanguard Equity Income Fund	102,173	5,204,680
Wells Fargo Advantage Growth Fund	203,050	8,952,495

Total Registered Investment Companies	(Cost $56,574,714)	60,989,642

Money Market Registered Investment Companies - 25.6%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	24,290,174	24,290,174

Total Money Market Registered Investment Companies	(Cost $24,290,174)	24,290,174

Bank Obligations - 5.3%

Access National Bank, 0.30%, 10/3/2012 (4)	129	129
Allied Bank, 0.30%, 10/3/2012 (4)	577	577
Alma Bank, 0.30%, 10/3/2012 (4)	10,854	10,854
Alpine Bank, 0.30%, 10/3/2012 (4)	43	43
Ameriana Bank, 0.30%, 10/3/2012 (4)	43	43
American Enterprise Bank of Florida, 0.30%, 10/3/2012 (4)	2,733	2,733
American Momentum Bank, 0.30%, 10/3/2012 (4)	11,279	11,279
American National Bank, 0.30%, 10/3/2012 (4)	2,332	2,332
American National Bank-Fox Cities, 0.30%, 10/3/2012 (4)	445	445
American Savings Bank F.S.B., 0.30%, 10/3/2012 (4)	43	43
American Savings Bank FSB, 0.30%, 10/3/2012 (4)	941	941
Americas United Bank, 0.30%, 10/3/2012 (4)	4,710	4,710
AmFirst Bank N.A., 0.30%, 10/3/2012 (4)	891	891
Anthem Bank & Trust, 0.30%, 10/3/2012 (4)	1,858	1,858
Arizona Bank & Trust, 0.30%, 10/3/2012 (4)	3,304	3,304
Arvest Bank, 0.30%, 10/3/2012 (4)	125	125
Associated Bank NA, 0.30%, 10/3/2012 (4)	6	6
Austin Bank of Chicago, 0.30%, 10/3/2012 (4)	1,858	1,858
Avidia Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
Bancorp Bank, 0.30%, 10/3/2012 (4)	20,169	20,169
Bank Hapoalim B.M., 0.30%, 10/3/2012 (4)	3,178	3,178
Bank Leumi USA, 0.30%, 10/3/2012 (4)	240,269	240,269
Bank of America National Association, 0.30%, 10/3/2012 (4)	2,663	2,663
Bank of Augusta, 0.30%, 10/3/2012 (4)	1,934	1,934
Bank of Cadiz and Trust Company, 0.30%, 10/3/2012 (4)	2,792	2,792
Bank of Cave City, 0.30%, 10/3/2012 (4)	893	893
Bank of England, 0.30%, 10/3/2012 (4)	3,993	3,993
Bank of Fayetteville, 0.30%, 10/3/2012 (4)	220	220

Bank of Hawaii, 0.30%, 10/3/2012 (4)	114	114
Bank of Houston, 0.30%, 10/3/2012 (4)	12,278	12,278
Bank of Jackson Hole, 0.30%, 10/3/2012 (4)	4,776	4,776
Bank of Manhattan N.A., 0.30%, 10/3/2012 (4)	4,236	4,236
Bank of Marin, 0.30%, 10/3/2012 (4)	125	125
Bank of Missouri, 0.30%, 10/3/2012 (4)	14,368	14,368
Bank of Princeton, 0.30%, 10/3/2012 (4)	1,481	1,481
Bank of the Ozarks, 0.30%, 10/3/2012 (4)	126	126
Bank of the Panhandle, 0.30%, 10/3/2012 (4)	2,255	2,255
Bank of the Sierra, 0.30%, 10/3/2012 (4)	13	13
Bank of the West, 0.30%, 10/3/2012 (4)	133	133
Bar Harbor Bank & Trust, 0.30%, 10/3/2012 (4)	2,352	2,352
Barrington Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Belmont Savings Bank, 0.30%, 10/3/2012 (4)	9,748	9,748
Benchmark Bank, 0.30%, 10/3/2012 (4)	487	487
Benefit Bank, 0.30%, 10/3/2012 (4)	2,799	2,799
Berkshire Bank, 0.30%, 10/3/2012 (4)	17,433	17,433
Beverly Bank & Trust Company National Associa, 0.30%, 10/3/2012 (4)	2,799	2,799
Biltmore Bank of Arizona, 0.30%, 10/3/2012 (4)	4,767	4,767
BMO Harris Bank National Association, 0.30%, 10/3/2012 (4)	130	130
BOKF National Association, 0.30%, 10/3/2012 (4)	137	137
Boone Bank & Trust Co., 0.30%, 10/3/2012 (4)	3,827	3,827
Boston Private Bank & Trust Company, 0.30%, 10/3/2012 (4)	229	229
Branch Banking and Trust Company, 0.30%, 10/3/2012 (4)	146	146
Brookhaven Bank, 0.30%, 10/3/2012 (4)	4,236	4,236
Buckeye Community Bank, 0.30%, 10/3/2012 (4)	0	0
Business Bank, 0.30%, 10/3/2012 (4)	3,009	3,009
Business Bank, 0.30%, 10/3/2012 (4)	1,876	1,876
Business Bank of Saint Louis, 0.30%, 10/3/2012 (4)	675	675
Business First Bank, 0.30%, 10/3/2012 (4)	7,114	7,114
Cache Valley Bank, 0.30%, 10/3/2012 (4)	9,249	9,249
Cadence Bank N.A., 0.30%, 10/3/2012 (4)	89,647	89,647
California Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
Capital Bank, 0.30%, 10/3/2012 (4)	2,455	2,455
Capital One National Association, 0.30%, 10/3/2012 (4)	25,510	25,510
CapitalMark Bank & Trust, 0.30%, 10/3/2012 (4)	17,471	17,471
CapStar Bank, 0.30%, 10/3/2012 (4)	16,816	16,816
CapStone Bank, 0.30%, 10/3/2012 (4)	6,054	6,054
Cardinal Bank, 0.30%, 10/3/2012 (4)	13,036	13,036
Carolina Alliance Bank, 0.30%, 10/3/2012 (4)	228	228
Carver Federal Savings Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
Cathay Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
CBank, 0.30%, 10/3/2012 (4)	892	892
Cedar Rapids Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,744	6,744
Celtic Bank, 0.30%, 10/3/2012 (4)	10,560	10,560
Centennial Bank, 0.30%, 10/3/2012 (4)	125	125
Centra Bank Inc., 0.30%, 10/3/2012 (4)	4,775	4,775
Central Bank, 0.30%, 10/3/2012 (4)	1,424	1,424
Central Bank Illinois, 0.30%, 10/3/2012 (4)	26	26
Central Bank of Kansas City, 0.30%, 10/3/2012 (4)	43	43
CheckSpring Bank, 0.30%, 10/3/2012 (4)	87	87
Chemical Bank, 0.30%, 10/3/2012 (4)	127	127
Chickasha Bank & Trust Company, 0.30%, 10/3/2012 (4)	907	907
Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	7,718	7,718
Citizens Bank of Pennsylvania, 0.30%, 10/3/2012 (4)	109	109
Citizens Banking Company, 0.30%, 10/3/2012 (4)	6	6
Citizens National Bank, 0.30%, 10/3/2012 (4)	444	444
Citizens National Bank of Bluffton, 0.30%, 10/3/2012 (4)	90	90
City First Bank of D.C. National Association, 0.30%, 10/3/2012 (4)	3,847	3,847
City National Bank, 0.30%, 10/3/2012 (4)	127	127

City National Bank of Sulphur Springs, 0.30%, 10/3/2012 (4)	43	43
City National Bank of Taylor, 0.30%, 10/3/2012 (4)	125	125
Cole Taylor Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Collin Bank, 0.30%, 10/3/2012 (4)	2,759	2,759
Columbia State Bank, 0.30%, 10/3/2012 (4)	127	127
Columbus First Bank, 0.30%, 10/3/2012 (4)	1,860	1,860
Comerica Bank, 0.30%, 10/3/2012 (4)	226	226
Commencement Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Commerce National Bank, 0.30%, 10/3/2012 (4)	1,076	1,076
Community Bank, 0.30%, 10/3/2012 (4)	13	13
Community Bank & Trust, 0.30%, 10/3/2012 (4)	6,105	6,105
Community Bank of Oelwein, 0.30%, 10/3/2012 (4)	2,905	2,905
Community Bank of Santa Maria, 0.30%, 10/3/2012 (4)	220	220
Community Bank of the Bay, 0.30%, 10/3/2012 (4)	125	125
Community Mutual Savings Bank, 0.30%, 10/3/2012 (4)	12,243	12,243
Community National Bank, 0.30%, 10/3/2012 (4)	3,683	3,683
Community Trust Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Compass Bank, 0.30%, 10/3/2012 (4)	7,539	7,539
Congressional Bank, 0.30%, 10/3/2012 (4)	2,851	2,851
Cooper State Bank, 0.30%, 10/3/2012 (4)	897	897
Crescent State Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Crystal Lake Bank and Trust Company N.A., 0.30%, 10/3/2012 (4)	219	219
Delta Trust & Bank, 0.30%, 10/3/2012 (4)	12,390	12,390
DeWitt Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Diamond Bank, 0.30%, 10/3/2012 (4)	6,592	6,592
DMB Community Bank, 0.30%, 10/3/2012 (4)	7,799	7,799
Dollar Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	124	124
Dubuque Bank & Trust Company, 0.30%, 10/3/2012 (4)	22,773	22,773
Eagle Bank and Trust Company, 0.30%, 10/3/2012 (4)	2,167	2,167
EagleBank, 0.30%, 10/3/2012 (4)	240,000	240,000
East River Bank, 0.30%, 10/3/2012 (4)	444	444
East West Bank, 0.30%, 10/3/2012 (4)	206,548	206,548
Empire National Bank, 0.30%, 10/3/2012 (4)	891	891
Encore Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Encore National Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
Enterprise Bank & Trust, 0.30%, 10/3/2012 (4)	10,990	10,990
Equity Bank A National Association, 0.30%, 10/3/2012 (4)	7,441	7,441
Exchange Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,379	6,379
Exchange State Bank, 0.30%, 10/3/2012 (4)	894	894
Fannin Bank, 0.30%, 10/3/2012 (4)	2	2
Farmers & Merchants Bank of Long Beach, 0.30%, 10/3/2012 (4)	43	43
Farmers & Merchants State Bank, 0.30%, 10/3/2012 (4)	132	132
Farmers and Merchants State Bank of Blooming , 0.30%, 10/3/2012 (4)	2,114	2,114
Farmers Bank, 0.30%, 10/3/2012 (4)	38	38
Farmers Exchange Bank, 0.30%, 10/3/2012 (4)	3,899	3,899
Farmers State Bank, 0.30%, 10/3/2012 (4)	2	2
Fidelity Bank, 0.30%, 10/3/2012 (4)	8,095	8,095
Fifth Third Bank, 0.30%, 10/3/2012 (4)	80,406	80,406
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
First Bank & Trust National Association, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust of Milbank, 0.30%, 10/3/2012 (4)	4	4
First Bank Financial Centre, 0.30%, 10/3/2012 (4)	220	220
First Choice Bank, 0.30%, 10/3/2012 (4)	7,908	7,908
First Commercial Bank, 0.30%, 10/3/2012 (4)	220	220
First Commercial Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
First Community Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
First County Bank, 0.30%, 10/3/2012 (4)	1,572	1,572
First Federal Bank, 0.30%, 10/3/2012 (4)	3,128	3,128

First Foundation Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
First International Bank & Trust, 0.30%, 10/3/2012 (4)	110	110
First Internet Bank of Indiana, 0.30%, 10/3/2012 (4)	9,728	9,728
First Interstate Bank, 0.30%, 10/3/2012 (4)	128	128
First N.A., 0.30%, 10/3/2012 (4)	4,258	4,258
First National Bank, 0.30%, 10/3/2012 (4)	9,932	9,932
First National Bank, 0.30%, 10/3/2012 (4)	220	220
First National Bank - Fox Valley, 0.30%, 10/3/2012 (4)	119	119
First National Bank in Green Forest, 0.30%, 10/3/2012 (4)	309	309
First National Bank in Sioux Falls, 0.30%, 10/3/2012 (4)	43	43
First National Bank of America, 0.30%, 10/3/2012 (4)	237	237
First National Bank of Fort Smith, 0.30%, 10/3/2012 (4)	124	124
First National Bank of Long Island, 0.30%, 10/3/2012 (4)	46,587	46,587
First National Bank of Omaha, 0.30%, 10/3/2012 (4)	128	128
First National Bank of Pandora, 0.30%, 10/3/2012 (4)	3	3
First National Bank of Santa Fe, 0.30%, 10/3/2012 (4)	1,856	1,856
First Premier Bank, 0.30%, 10/3/2012 (4)	6,635	6,635
First Security Bank, 0.30%, 10/3/2012 (4)	229	229
First Security Bank & Trust Company, 0.30%, 10/3/2012 (4)	220	220
First State Bank, 0.30%, 10/3/2012 (4)	87	87
First State Bank, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of DeQueen, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of Northwest Arkansas, 0.30%, 10/3/2012 (4)	1,707	1,707
First Trade Union Bank, 0.30%, 10/3/2012 (4)	3,750	3,750
First Utah Bank, 0.30%, 10/3/2012 (4)	229	229
First Virginia Community Bank, 0.30%, 10/3/2012 (4)	3,812	3,812
First Western Bank, 0.30%, 10/3/2012 (4)	3	3
First-Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	161,531	161,531
FirstAtlantic Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
FirstBank, 0.30%, 10/3/2012 (4)	218	218
FirstBank Puerto Rico, 0.30%, 10/3/2012 (4)	89,508	89,508
FirstMerit Bank National Association, 0.30%, 10/3/2012 (4)	133	133
Flagship Community Bank, 0.30%, 10/3/2012 (4)	218	218
Flatirons Bank, 0.30%, 10/3/2012 (4)	2,792	2,792
Florida Business Bank, 0.30%, 10/3/2012 (4)	909	909
Florida Parishes Bank, 0.30%, 10/3/2012 (4)	43	43
Forrest City Bank NA, 0.30%, 10/3/2012 (4)	444	444
Fortune Bank, 0.30%, 10/3/2012 (4)	2,878	2,878
Fox Chase Bank, 0.30%, 10/3/2012 (4)	174	174
Franklin Synergy Bank, 0.30%, 10/3/2012 (4)	12,123	12,123
Frost National Bank, 0.30%, 10/3/2012 (4)	125	125
Genesee Regional Bank, 0.30%, 10/3/2012 (4)	8,045	8,045
Georgia Bank & Trust Company of Augusta, 0.30%, 10/3/2012 (4)	7,861	7,861
Georgia Banking Company, 0.30%, 10/3/2012 (4)	5,950	5,950
German American Bancorp, 0.30%, 10/3/2012 (4)	43	43
Glacier Bank, 0.30%, 10/3/2012 (4)	125	125
Glens Falls National Bank and Trust Company, 0.30%, 10/3/2012 (4)	43	43
Golden Pacific Bank National Association, 0.30%, 10/3/2012 (4)	220	220
Gotham Bank of New York, 0.30%, 10/3/2012 (4)	3,946	3,946
Grand Savings Bank, 0.30%, 10/3/2012 (4)	2,325	2,325
Grand Valley Bank, 0.30%, 10/3/2012 (4)	43	43
Grandpoint Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Green Bank National Association, 0.30%, 10/3/2012 (4)	27	27
Guaranty Bank, 0.30%, 10/3/2012 (4)	4,813	4,813
Guaranty Bond Bank, 0.30%, 10/3/2012 (4)	72,318	72,318
GulfShore Bank, 0.30%, 10/3/2012 (4)	2,801	2,801
Happy State Bank, 0.30%, 10/3/2012 (4)	110	110
Heartland Bank, 0.30%, 10/3/2012 (4)	6	6
Heartland Bank, 0.30%, 10/3/2012 (4)	13	13
Helena National Bank, 0.30%, 10/3/2012 (4)	1,757	1,757

Heritage Oaks Bank, 0.30%, 10/3/2012 (4)	218	218
Hingham Institution for Savings, 0.30%, 10/3/2012 (4)	9,431	9,431
Hinsdale Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Home Federal Bank, 0.30%, 10/3/2012 (4)	5,309	5,309
Horizon Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Hyperion Bank, 0.30%, 10/3/2012 (4)	465	465
IBERIABANK, 0.30%, 10/3/2012 (4)	57,097	57,097
Icon Bank of Texas National Association, 0.30%, 10/3/2012 (4)	3,277	3,277
Independence Bank, 0.30%, 10/3/2012 (4)	146	146
Independent Bank of Texas, 0.30%, 10/3/2012 (4)	1,121	1,121
Inland Bank and Trust, 0.30%, 10/3/2012 (4)	43	43
Integrity Bank, 0.30%, 10/3/2012 (4)	6,750	6,750
Investors Community Bank, 0.30%, 10/3/2012 (4)	898	898
Isabella Bank, 0.30%, 10/3/2012 (4)	919	919
Israel Discount Bank of New York, 0.30%, 10/3/2012 (4)	65,509	65,509
JPMorgan Chase Bank National Association, 0.30%, 10/3/2012 (4)	51	51
Kaiser Federal Bank, 0.30%, 10/3/2012 (4)	3,277	3,277
Katahdin Trust Company, 0.30%, 10/3/2012 (4)	4,740	4,740
KeyBank National Association, 0.30%, 10/3/2012 (4)	2,314	2,314
KeySource Commercial Bank, 0.30%, 10/3/2012 (4)	318	318
Lake Forest Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lake National Bank, 0.30%, 10/3/2012 (4)	89	89
Landmark Community Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
Landmark National Bank, 0.30%, 10/3/2012 (4)	126	126
Leader Bank National Association, 0.30%, 10/3/2012 (4)	2,191	2,191
Legacy Bank, 0.30%, 10/3/2012 (4)	220	220
Legacy National Bank, 0.30%, 10/3/2012 (4)	897	897
LegacyTexas Bank, 0.30%, 10/3/2012 (4)	6	6
Level One Bank, 0.30%, 10/3/2012 (4)	5,472	5,472
Lewis & Clark Bank, 0.30%, 10/3/2012 (4)	1,856	1,856
Libertad Bank SSB, 0.30%, 10/3/2012 (4)	1,001	1,001
Liberty Bank, 0.30%, 10/3/2012 (4)	43	43
Liberty Bank, 0.30%, 10/3/2012 (4)	83,392	83,392
Liberty Bank National Association, 0.30%, 10/3/2012 (4)	1	1
Liberty Bank of Arkansas, 0.30%, 10/3/2012 (4)	233	233
Libertyville Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lifestore Bank, 0.30%, 10/3/2012 (4)	221	221
Lone Star National Bank, 0.30%, 10/3/2012 (4)	16,794	16,794
MainStreet Bank, 0.30%, 10/3/2012 (4)	4,774	4,774
Manufacturers Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
MB Financial Bank N.A., 0.30%, 10/3/2012 (4)	111	111
mBank, 0.30%, 10/3/2012 (4)	43	43
Mercantil Commercebank National Association, 0.30%, 10/3/2012 (4)	43	43
Mercantile Bank & Trust Company, 0.30%, 10/3/2012 (4)	3,810	3,810
Mercantile Bank of Michigan, 0.30%, 10/3/2012 (4)	10,470	10,470
Merchants & Farmers Bank, 0.30%, 10/3/2012 (4)	444	444
Merchants Bank, 0.30%, 10/3/2012 (4)	126	126
Merchants Bank of Indiana, 0.30%, 10/3/2012 (4)	1,857	1,857
Meridian Bank, 0.30%, 10/3/2012 (4)	3,891	3,891
Metropolitan Capital Bank & Trust, 0.30%, 10/3/2012 (4)	4,448	4,448
Metropolitan National Bank, 0.30%, 10/3/2012 (4)	17,256	17,256
Midwest Regional Bank, 0.30%, 10/3/2012 (4)	173	173
Mifflin County Savings Bank, 0.30%, 10/3/2012 (4)	444	444
MileStone Bank, 0.30%, 10/3/2012 (4)	219	219
Miners Bank, 0.30%, 10/3/2012 (4)	3,607	3,607
Minnesota Bank & Trust, 0.30%, 10/3/2012 (4)	4,322	4,322
National Bank & Trust Company, 0.30%, 10/3/2012 (4)	127	127
National Bank of California, 0.30%, 10/3/2012 (4)	90	90
Needham Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
New Mexico Bank & Trust, 0.30%, 10/3/2012 (4)	130	130

Newburyport Five Cents Savings Bank, 0.30%, 10/3/2012 (4)	15	15
NOA Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Noah Bank, 0.30%, 10/3/2012 (4)	1,858	1,858
North Jersey Community Bank, 0.30%, 10/3/2012 (4)	6,381	6,381
North Shore Community Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,717	4,717
North Side Bank & Trust Company, 0.30%, 10/3/2012 (4)	5	5
Northbrook Bank & Trust Company, 0.30%, 10/3/2012 (4)	226	226
Northern Bank & Trust Company, 0.30%, 10/3/2012 (4)	10,319	10,319
Nuvo Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,834	2,834
Oak View National Bank, 0.30%, 10/3/2012 (4)	444	444
Oasis Bank SSB, 0.30%, 10/3/2012 (4)	173	173
OceanFirst Bank, 0.30%, 10/3/2012 (4)	444	444
Ohio Commerce Bank, 0.30%, 10/3/2012 (4)	978	978
Ohio Valley Bank Company, 0.30%, 10/3/2012 (4)	2	2
Old Plank Trail Community Bank National Assoc, 0.30%, 10/3/2012 (4)	2,603	2,603
One Bank & Trust National Association, 0.30%, 10/3/2012 (4)	125	125
OneWest Bank FSB, 0.30%, 10/3/2012 (4)	9,996	9,996
Ossian State Bank, 0.30%, 10/3/2012 (4)	173	173
Pacific Commerce Bank, 0.30%, 10/3/2012 (4)	4,906	4,906
Pacific Enterprise Bank, 0.30%, 10/3/2012 (4)	6,543	6,543
Paragon Commercial Bank, 0.30%, 10/3/2012 (4)	67,119	67,119
Parkside Financial Bank & Trust, 0.30%, 10/3/2012 (4)	2,808	2,808
Peapack-Gladstone Bank, 0.30%, 10/3/2012 (4)	6	6
Pegasus Bank, 0.30%, 10/3/2012 (4)	43	43
Peoples Bank National Association, 0.30%, 10/3/2012 (4)	129	129
Peoples Bank of Commerce, 0.30%, 10/3/2012 (4)	577	577
Peoples Community Bank, 0.30%, 10/3/2012 (4)	3,560	3,560
Peoples United Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 10/3/2012 (4)	442	442
Pine Bluff National Bank, 0.30%, 10/3/2012 (4)	125	125
PlainsCapital Bank, 0.30%, 10/3/2012 (4)	2	2
Plaza Bank, 0.30%, 10/3/2012 (4)	222	222
PNC Bank National Association, 0.30%, 10/3/2012 (4)	159	159
Post Oak Bank N.A., 0.30%, 10/3/2012 (4)	4,717	4,717
Premier Bank, 0.30%, 10/3/2012 (4)	5,665	5,665
Premier Bank, 0.30%, 10/3/2012 (4)	3,752	3,752
Premier Bank & Trust National Association, 0.30%, 10/3/2012 (4)	1,404	1,404
PrinsBank, 0.30%, 10/3/2012 (4)	43	43
Private Bank Minnesota, 0.30%, 10/3/2012 (4)	3,263	3,263
ProAmérica Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Professional Business Bank, 0.30%, 10/3/2012 (4)	893	893
Progress Bank and Trust, 0.30%, 10/3/2012 (4)	2,846	2,846
Quad City Bank and Trust Company, 0.30%, 10/3/2012 (4)	16,914	16,914
Quontic Bank, 0.30%, 10/3/2012 (4)	2,802	2,802
RBS Citizens National Association, 0.30%, 10/3/2012 (4)	118	118
Regent Bank, 0.30%, 10/3/2012 (4)	353	353
Regions Bank, 0.30%, 10/3/2012 (4)	130	130
Renasant Bank, 0.30%, 10/3/2012 (4)	2,910	2,910
Republic Bank, 0.30%, 10/3/2012 (4)	219	219
Republic Bank & Trust, 0.30%, 10/3/2012 (4)	929	929
Republic Bank & Trust Company, 0.30%, 10/3/2012 (4)	125	125
River Community Bank N.A., 0.30%, 10/3/2012 (4)	2,958	2,958
RiverBend Bank, 0.30%, 10/3/2012 (4)	130	130
Riverside Bank, 0.30%, 10/3/2012 (4)	37	37
Riverview Bank, 0.30%, 10/3/2012 (4)	1,853	1,853
Rockford Bank and Trust Company, 0.30%, 10/3/2012 (4)	3	3
Rockland Trust Company, 0.30%, 10/3/2012 (4)	18,549	18,549
Rockville Bank, 0.30%, 10/3/2012 (4)	4,876	4,876
Rocky Mountain Bank, 0.30%, 10/3/2012 (4)	4	4
RSNB Bank, 0.30%, 10/3/2012 (4)	1,360	1,360

Saratoga National Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Sauk Valley Bank & Trust Company, 0.30%, 10/3/2012 (4)	9	9
Savings Institute Bank and Trust Company, 0.30%, 10/3/2012 (4)	22	22
Schaumburg Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Seaside National Bank & Trust, 0.30%, 10/3/2012 (4)	18,433	18,433
Seaway Bank and Trust Company, 0.30%, 10/3/2012 (4)	4,972	4,972
Security First Bank, 0.30%, 10/3/2012 (4)	37	37
SharePlus Federal Bank, 0.30%, 10/3/2012 (4)	1,139	1,139
Signature Bank, 0.30%, 10/3/2012 (4)	113,116	113,116
Signature Bank, 0.30%, 10/3/2012 (4)	2,156	2,156
Signature Bank National Association, 0.30%, 10/3/2012 (4)	232	232
Solera National Bank, 0.30%, 10/3/2012 (4)	1,954	1,954
Southern Bancorp Bank, 0.30%, 10/3/2012 (4)	64	64
Southern Bank, 0.30%, 10/3/2012 (4)	8	8
Southwest Bank, 0.30%, 10/3/2012 (4)	1,955	1,955
Sovereign Bank National Association, 0.30%, 10/3/2012 (4)	58,796	58,796
St. Charles Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Standing Stone National Bank, 0.30%, 10/3/2012 (4)	88	88
State Bank and Trust Company, 0.30%, 10/3/2012 (4)	230	230
State Bank of the Lakes, 0.30%, 10/3/2012 (4)	43	43
Sterling National Bank, 0.30%, 10/3/2012 (4)	42,683	42,683
Sturdy Savings Bank, 0.30%, 10/3/2012 (4)	220	220
Summit Bank, 0.30%, 10/3/2012 (4)	1,622	1,622
Summit Bank & Trust, 0.30%, 10/3/2012 (4)	4,439	4,439
Summit Community Bank Inc., 0.30%, 10/3/2012 (4)	125	125
Sutton Bank, 0.30%, 10/3/2012 (4)	6	6
TD Bank N.A., 0.30%, 10/3/2012 (4)	240,000	240,000
Team Capital Bank, 0.30%, 10/3/2012 (4)	16,572	16,572
Texas Capital Bank National Association, 0.30%, 10/3/2012 (4)	149,009	149,009
Torrey Pines Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
Touchmark National Bank, 0.30%, 10/3/2012 (4)	3,511	3,511
Town Bank, 0.30%, 10/3/2012 (4)	126	126
Transportation Alliance Bank Inc., 0.30%, 10/3/2012 (4)	6	6
Treynor State Bank, 0.30%, 10/3/2012 (4)	4,873	4,873
TriSummit Bank, 0.30%, 10/3/2012 (4)	5,287	5,287
U.S. Bank National Association, 0.30%, 10/3/2012 (4)	131	131
Uinta Bank, 0.30%, 10/3/2012 (4)	4,717	4,717
UMB Bank Arizona National Association, 0.30%, 10/3/2012 (4)	43	43
UMB Bank Colorado National Association, 0.30%, 10/3/2012 (4)	36	36
UMB Bank National Association, 0.30%, 10/3/2012 (4)	108	108
Umpqua Bank, 0.30%, 10/3/2012 (4)	50,083	50,083
Union Bank National Association, 0.30%, 10/3/2012 (4)	110	110
Union Bank of Mena, 0.30%, 10/3/2012 (4)	5	5
Union Center National Bank, 0.30%, 10/3/2012 (4)	26,379	26,379
United Bank, 0.30%, 10/3/2012 (4)	132	132
United Bank, 0.30%, 10/3/2012 (4)	221	221
United Bank Inc., 0.30%, 10/3/2012 (4)	3,883	3,883
United Community Bank, 0.30%, 10/3/2012 (4)	3	3
USNY Bank, 0.30%, 10/3/2012 (4)	1,862	1,862
Valley Bank, 0.30%, 10/3/2012 (4)	666	666
Valley National Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Valliance Bank, 0.30%, 10/3/2012 (4)	270	270
VantageSouth Bank, 0.30%, 10/3/2012 (4)	221	221
Veritex Community Bank National Association, 0.30%, 10/3/2012 (4)	91	91
Verus Bank of Commerce, 0.30%, 10/3/2012 (4)	12,873	12,873
Victory Bank, 0.30%, 10/3/2012 (4)	452	452
ViewPoint Bank National Association, 0.30%, 10/3/2012 (4)	17,322	17,322
Village Bank & Trust, 0.30%, 10/3/2012 (4)	126	126
Virginia Heritage Bank, 0.30%, 10/3/2012 (4)	3,993	3,993
Warren Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,292	2,292

Washington Trust Bank, 0.30%, 10/3/2012 (4)	2,886	2,886
Washington Trust Company of Westerly, 0.30%, 10/3/2012 (4)	10,087	10,087
Wayne Savings Community Bank, 0.30%, 10/3/2012 (4)	0	0
Webster Bank National Association, 0.30%, 10/3/2012 (4)	126	126
Wells Fargo Bank National Association, 0.30%, 10/3/2012 (4)	240,000	240,000
West Town Savings Bank, 0.30%, 10/3/2012 (4)	37	37
Western Alliance Bank, 0.30%, 10/3/2012 (4)	125	125
Western National Bank, 0.30%, 10/3/2012 (4)	127	127
Wheaton Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Whidbey Island Bank, 0.30%, 10/3/2012 (4)	125	125
Wilmington Savings Fund Society FSB, 0.30%, 10/3/2012 (4)	126	126
Wilmington Trust National Association, 0.30%, 10/3/2012 (4)	126	126
Wisconsin Community Bank, 0.30%, 10/3/2012 (4)	36,268	36,268
Wolverine Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	9	9
Xenith Bank, 0.30%, 10/3/2012 (4)	9,973	9,973

Total Bank Obligations	(Cost $5,008,301)	5,008,301

Floating Rate Demand Notes - 1.9%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (5)	1,814,805	1,814,805

Total Floating Rate Demand Notes	(Cost $1,814,805)	1,814,805

U.S. Government Obligations - 3.2%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (6)	3,000,000		2,998,299

Total U.S. Government Obligations	(Cost $2,998,299)		2,998,299

Total Investments - 100.2%	(Cost $90,686,293	)(2)	95,101,221

Liabilities less Other Assets - (0.2%)			(204,775)

Total Net Assets - 100.0%			94,896,446

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,989	16,708
The Flex-funds Balanced Fund	1,019	10,343
The Flex-funds Dynamic Growth Fund	646	5,685
The Flex-funds Muirfield Fund	2,325	13,601
The Flex-funds Quantex Fund	1,238	29,848
The Flex-funds Utilities & Infrastructure Fund	229	5,702

Total Trustee Deferred Compensation	(Cost $65,443)	81,887

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2012, notional value $30,835,300	86	64,968
Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $2,959,500	30	(53,175)

Total Futures Contracts	116	11,793

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$87,094,621	$11,793
Level 2 - Other Significant Observable Inputs	8,006,600	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$95,101,221	$11,793

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $418,568.  Cost for federal income tax purposes of $91,104,861 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,499,030
Unrealized depreciation	(502,670)
Net unrealized appreciation (depreciation)	$3,996,360

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of September 30, 2012, illiquid securities represented 5.3% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 58.7%

Energy Select Sector SPDR Fund	37,675	2,766,664
Health Care Select Sector SPDR Fund	27,100	1,087,252
iShares MSCI EAFE Index Fund	81,950	4,343,350
iShares Russell 1000 Growth Index Fund	13,050	870,435
iShares Russell 1000 Value Index Fund	34,075	2,459,533
Ivy Mid Cap Growth Fund	57,157	1,063,121
JPMorgan Disciplined Equity Fund	176,640	3,291,988
Oppenheimer Equity Income Fund	68,968	1,770,402
RS Technology Fund	50,925	995,577
Wells Fargo Advantage Growth Fund	110,358	4,865,668

Total Registered Investment Companies	(Cost $22,479,222)	23,513,990

Money Market Registered Investment Companies - 29.4%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	11,767,402	11,767,402

Total Money Market Registered Investment Companies	(Cost $11,767,402)	11,767,402

Bank Obligations - 12.3%

Access National Bank, 0.30%, 10/3/2012 (4)	126	126
Allied Bank, 0.30%, 10/3/2012 (4)	556	556
Alma Bank, 0.30%, 10/3/2012 (4)	10,450	10,450
Alpine Bank, 0.30%, 10/3/2012 (4)	41	41
Ameriana Bank, 0.30%, 10/3/2012 (4)	41	41
American Enterprise Bank of Florida, 0.30%, 10/3/2012 (4)	2,631	2,631
American Momentum Bank, 0.30%, 10/3/2012 (4)	10,859	10,859
American National Bank, 0.30%, 10/3/2012 (4)	2,245	2,245
American National Bank-Fox Cities, 0.30%, 10/3/2012 (4)	429	429
American Savings Bank F.S.B., 0.30%, 10/3/2012 (4)	41	41
American Savings Bank FSB, 0.30%, 10/3/2012 (4)	905	905
Americas United Bank, 0.30%, 10/3/2012 (4)	4,535	4,535
AmFirst Bank N.A., 0.30%, 10/3/2012 (4)	857	857
Anthem Bank & Trust, 0.30%, 10/3/2012 (4)	1,789	1,789
Arizona Bank & Trust, 0.30%, 10/3/2012 (4)	3,180	3,180
Arvest Bank, 0.30%, 10/3/2012 (4)	122	122
Associated Bank NA, 0.30%, 10/3/2012 (4)	6	6
Austin Bank of Chicago, 0.30%, 10/3/2012 (4)	1,788	1,788
Avidia Bank, 0.30%, 10/3/2012 (4)	15,947	15,947
Bancorp Bank, 0.30%, 10/3/2012 (4)	19,417	19,417
Bank Hapoalim B.M., 0.30%, 10/3/2012 (4)	3,059	3,059
Bank Leumi USA, 0.30%, 10/3/2012 (4)	240,264	240,264
Bank of America National Association, 0.30%, 10/3/2012 (4)	2,564	2,564
Bank of Augusta, 0.30%, 10/3/2012 (4)	1,862	1,862
Bank of Cadiz and Trust Company, 0.30%, 10/3/2012 (4)	2,688	2,688
Bank of Cave City, 0.30%, 10/3/2012 (4)	860	860
Bank of England, 0.30%, 10/3/2012 (4)	3,844	3,844
Bank of Fayetteville, 0.30%, 10/3/2012 (4)	212	212
Bank of Hawaii, 0.30%, 10/3/2012 (4)	112	112

Bank of Houston, 0.30%, 10/3/2012 (4)	11,820	11,820
Bank of Jackson Hole, 0.30%, 10/3/2012 (4)	4,598	4,598
Bank of Manhattan N.A., 0.30%, 10/3/2012 (4)	4,078	4,078
Bank of Marin, 0.30%, 10/3/2012 (4)	122	122
Bank of Missouri, 0.30%, 10/3/2012 (4)	13,832	13,832
Bank of Princeton, 0.30%, 10/3/2012 (4)	1,425	1,425
Bank of the Ozarks, 0.30%, 10/3/2012 (4)	123	123
Bank of the Panhandle, 0.30%, 10/3/2012 (4)	2,171	2,171
Bank of the Sierra, 0.30%, 10/3/2012 (4)	13	13
Bank of the West, 0.30%, 10/3/2012 (4)	131	131
Bar Harbor Bank & Trust, 0.30%, 10/3/2012 (4)	2,264	2,264
Barrington Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	210	210
Belmont Savings Bank, 0.30%, 10/3/2012 (4)	9,385	9,385
Benchmark Bank, 0.30%, 10/3/2012 (4)	469	469
Benefit Bank, 0.30%, 10/3/2012 (4)	2,695	2,695
Berkshire Bank, 0.30%, 10/3/2012 (4)	16,783	16,783
Beverly Bank & Trust Company National Associa, 0.30%, 10/3/2012 (4)	2,695	2,695
Biltmore Bank of Arizona, 0.30%, 10/3/2012 (4)	4,589	4,589
BMO Harris Bank National Association, 0.30%, 10/3/2012 (4)	127	127
BOKF National Association, 0.30%, 10/3/2012 (4)	134	134
Boone Bank & Trust Co., 0.30%, 10/3/2012 (4)	3,685	3,685
Boston Private Bank & Trust Company, 0.30%, 10/3/2012 (4)	220	220
Branch Banking and Trust Company, 0.30%, 10/3/2012 (4)	143	143
Brookhaven Bank, 0.30%, 10/3/2012 (4)	4,078	4,078
Buckeye Community Bank, 0.30%, 10/3/2012 (4)	0	0
Business Bank, 0.30%, 10/3/2012 (4)	2,897	2,897
Business Bank, 0.30%, 10/3/2012 (4)	1,806	1,806
Business Bank of Saint Louis, 0.30%, 10/3/2012 (4)	650	650
Business First Bank, 0.30%, 10/3/2012 (4)	6,849	6,849
Cache Valley Bank, 0.30%, 10/3/2012 (4)	8,904	8,904
Cadence Bank N.A., 0.30%, 10/3/2012 (4)	86,305	86,305
California Bank & Trust, 0.30%, 10/3/2012 (4)	41	41
Capital Bank, 0.30%, 10/3/2012 (4)	2,364	2,364
Capital One National Association, 0.30%, 10/3/2012 (4)	24,559	24,559
CapitalMark Bank & Trust, 0.30%, 10/3/2012 (4)	16,819	16,819
CapStar Bank, 0.30%, 10/3/2012 (4)	16,189	16,189
CapStone Bank, 0.30%, 10/3/2012 (4)	5,829	5,829
Cardinal Bank, 0.30%, 10/3/2012 (4)	12,550	12,550
Carolina Alliance Bank, 0.30%, 10/3/2012 (4)	219	219
Carver Federal Savings Bank, 0.30%, 10/3/2012 (4)	25,872	25,872
Cathay Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
CBank, 0.30%, 10/3/2012 (4)	858	858
Cedar Rapids Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,493	6,493
Celtic Bank, 0.30%, 10/3/2012 (4)	10,166	10,166
Centennial Bank, 0.30%, 10/3/2012 (4)	123	123
Centra Bank Inc., 0.30%, 10/3/2012 (4)	4,597	4,597
Central Bank, 0.30%, 10/3/2012 (4)	1,371	1,371
Central Bank Illinois, 0.30%, 10/3/2012 (4)	26	26
Central Bank of Kansas City, 0.30%, 10/3/2012 (4)	41	41
CheckSpring Bank, 0.30%, 10/3/2012 (4)	83	83
Chemical Bank, 0.30%, 10/3/2012 (4)	125	125
Chickasha Bank & Trust Company, 0.30%, 10/3/2012 (4)	874	874
Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	7,430	7,430
Citizens Bank of Pennsylvania, 0.30%, 10/3/2012 (4)	106	106
Citizens Banking Company, 0.30%, 10/3/2012 (4)	6	6
Citizens National Bank, 0.30%, 10/3/2012 (4)	428	428
Citizens National Bank of Bluffton, 0.30%, 10/3/2012 (4)	87	87
City First Bank of D.C. National Association, 0.30%, 10/3/2012 (4)	3,704	3,704
City National Bank, 0.30%, 10/3/2012 (4)	125	125
City National Bank of Sulphur Springs, 0.30%, 10/3/2012 (4)	41	41

City National Bank of Taylor, 0.30%, 10/3/2012 (4)	122	122
Cole Taylor Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Collin Bank, 0.30%, 10/3/2012 (4)	2,656	2,656
Columbia State Bank, 0.30%, 10/3/2012 (4)	124	124
Columbus First Bank, 0.30%, 10/3/2012 (4)	1,791	1,791
Comerica Bank, 0.30%, 10/3/2012 (4)	217	217
Commencement Bank, 0.30%, 10/3/2012 (4)	2,687	2,687
Commerce National Bank, 0.30%, 10/3/2012 (4)	1,036	1,036
Community Bank, 0.30%, 10/3/2012 (4)	13	13
Community Bank & Trust, 0.30%, 10/3/2012 (4)	5,878	5,878
Community Bank of Oelwein, 0.30%, 10/3/2012 (4)	2,796	2,796
Community Bank of Santa Maria, 0.30%, 10/3/2012 (4)	212	212
Community Bank of the Bay, 0.30%, 10/3/2012 (4)	122	122
Community Mutual Savings Bank, 0.30%, 10/3/2012 (4)	11,786	11,786
Community National Bank, 0.30%, 10/3/2012 (4)	3,546	3,546
Community Trust Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Compass Bank, 0.30%, 10/3/2012 (4)	7,258	7,258
Congressional Bank, 0.30%, 10/3/2012 (4)	2,744	2,744
Cooper State Bank, 0.30%, 10/3/2012 (4)	864	864
Crescent State Bank, 0.30%, 10/3/2012 (4)	4,537	4,537
Crystal Lake Bank and Trust Company N.A., 0.30%, 10/3/2012 (4)	211	211
Delta Trust & Bank, 0.30%, 10/3/2012 (4)	11,928	11,928
DeWitt Bank & Trust Company, 0.30%, 10/3/2012 (4)	41	41
Diamond Bank, 0.30%, 10/3/2012 (4)	6,346	6,346
DMB Community Bank, 0.30%, 10/3/2012 (4)	7,508	7,508
Dollar Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	122	122
Dubuque Bank & Trust Company, 0.30%, 10/3/2012 (4)	21,924	21,924
Eagle Bank and Trust Company, 0.30%, 10/3/2012 (4)	2,086	2,086
EagleBank, 0.30%, 10/3/2012 (4)	240,000	240,000
East River Bank, 0.30%, 10/3/2012 (4)	427	427
East West Bank, 0.30%, 10/3/2012 (4)	200,338	200,338
Empire National Bank, 0.30%, 10/3/2012 (4)	857	857
Encore Bank National Association, 0.30%, 10/3/2012 (4)	41	41
Encore National Bank, 0.30%, 10/3/2012 (4)	1,296	1,296
Enterprise Bank & Trust, 0.30%, 10/3/2012 (4)	10,580	10,580
Equity Bank A National Association, 0.30%, 10/3/2012 (4)	7,164	7,164
Exchange Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,142	6,142
Exchange State Bank, 0.30%, 10/3/2012 (4)	860	860
Fannin Bank, 0.30%, 10/3/2012 (4)	2	2
Farmers & Merchants Bank of Long Beach, 0.30%, 10/3/2012 (4)	41	41
Farmers & Merchants State Bank, 0.30%, 10/3/2012 (4)	129	129
Farmers and Merchants State Bank of Blooming , 0.30%, 10/3/2012 (4)	2,035	2,035
Farmers Bank, 0.30%, 10/3/2012 (4)	36	36
Farmers Exchange Bank, 0.30%, 10/3/2012 (4)	3,753	3,753
Farmers State Bank, 0.30%, 10/3/2012 (4)	2	2
Fidelity Bank, 0.30%, 10/3/2012 (4)	7,793	7,793
Fifth Third Bank, 0.30%, 10/3/2012 (4)	77,408	77,408
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	41	41
First Bank & Trust National Association, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust of Milbank, 0.30%, 10/3/2012 (4)	4	4
First Bank Financial Centre, 0.30%, 10/3/2012 (4)	212	212
First Choice Bank, 0.30%, 10/3/2012 (4)	7,613	7,613
First Commercial Bank, 0.30%, 10/3/2012 (4)	212	212
First Commercial Bank, 0.30%, 10/3/2012 (4)	1,802	1,802
First Community Bank, 0.30%, 10/3/2012 (4)	9,365	9,365
First County Bank, 0.30%, 10/3/2012 (4)	1,513	1,513
First Federal Bank, 0.30%, 10/3/2012 (4)	3,012	3,012
First Foundation Bank, 0.30%, 10/3/2012 (4)	240,000	240,000

First International Bank & Trust, 0.30%, 10/3/2012 (4)	108	108
First Internet Bank of Indiana, 0.30%, 10/3/2012 (4)	9,365	9,365
First Interstate Bank, 0.30%, 10/3/2012 (4)	125	125
First N.A., 0.30%, 10/3/2012 (4)	4,099	4,099
First National Bank, 0.30%, 10/3/2012 (4)	9,561	9,561
First National Bank, 0.30%, 10/3/2012 (4)	212	212
First National Bank - Fox Valley, 0.30%, 10/3/2012 (4)	117	117
First National Bank in Green Forest, 0.30%, 10/3/2012 (4)	297	297
First National Bank in Sioux Falls, 0.30%, 10/3/2012 (4)	41	41
First National Bank of America, 0.30%, 10/3/2012 (4)	228	228
First National Bank of Fort Smith, 0.30%, 10/3/2012 (4)	122	122
First National Bank of Long Island, 0.30%, 10/3/2012 (4)	44,850	44,850
First National Bank of Omaha, 0.30%, 10/3/2012 (4)	126	126
First National Bank of Pandora, 0.30%, 10/3/2012 (4)	3	3
First National Bank of Santa Fe, 0.30%, 10/3/2012 (4)	1,787	1,787
First Premier Bank, 0.30%, 10/3/2012 (4)	6,388	6,388
First Security Bank, 0.30%, 10/3/2012 (4)	221	221
First Security Bank & Trust Company, 0.30%, 10/3/2012 (4)	212	212
First State Bank, 0.30%, 10/3/2012 (4)	84	84
First State Bank, 0.30%, 10/3/2012 (4)	2,643	2,643
First State Bank of DeQueen, 0.30%, 10/3/2012 (4)	2,643	2,643
First State Bank of Northwest Arkansas, 0.30%, 10/3/2012 (4)	1,643	1,643
First Trade Union Bank, 0.30%, 10/3/2012 (4)	3,610	3,610
First Utah Bank, 0.30%, 10/3/2012 (4)	220	220
First Virginia Community Bank, 0.30%, 10/3/2012 (4)	3,670	3,670
First Western Bank, 0.30%, 10/3/2012 (4)	2	2
First-Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	155,509	155,509
FirstAtlantic Bank, 0.30%, 10/3/2012 (4)	1,296	1,296
FirstBank, 0.30%, 10/3/2012 (4)	210	210
FirstBank Puerto Rico, 0.30%, 10/3/2012 (4)	86,171	86,171
FirstMerit Bank National Association, 0.30%, 10/3/2012 (4)	130	130
Flagship Community Bank, 0.30%, 10/3/2012 (4)	209	209
Flatirons Bank, 0.30%, 10/3/2012 (4)	2,688	2,688
Florida Business Bank, 0.30%, 10/3/2012 (4)	875	875
Florida Parishes Bank, 0.30%, 10/3/2012 (4)	41	41
Forrest City Bank NA, 0.30%, 10/3/2012 (4)	427	427
Fortune Bank, 0.30%, 10/3/2012 (4)	2,771	2,771
Fox Chase Bank, 0.30%, 10/3/2012 (4)	167	167
Franklin Synergy Bank, 0.30%, 10/3/2012 (4)	11,671	11,671
Frost National Bank, 0.30%, 10/3/2012 (4)	122	122
Genesee Regional Bank, 0.30%, 10/3/2012 (4)	7,745	7,745
Georgia Bank & Trust Company of Augusta, 0.30%, 10/3/2012 (4)	7,568	7,568
Georgia Banking Company, 0.30%, 10/3/2012 (4)	5,728	5,728
German American Bancorp, 0.30%, 10/3/2012 (4)	41	41
Glacier Bank, 0.30%, 10/3/2012 (4)	123	123
Glens Falls National Bank and Trust Company, 0.30%, 10/3/2012 (4)	41	41
Golden Pacific Bank National Association, 0.30%, 10/3/2012 (4)	212	212
Gotham Bank of New York, 0.30%, 10/3/2012 (4)	3,799	3,799
Grand Savings Bank, 0.30%, 10/3/2012 (4)	2,238	2,238
Grand Valley Bank, 0.30%, 10/3/2012 (4)	41	41
Grandpoint Bank, 0.30%, 10/3/2012 (4)	4,537	4,537
Green Bank National Association, 0.30%, 10/3/2012 (4)	27	27
Guaranty Bank, 0.30%, 10/3/2012 (4)	4,634	4,634
Guaranty Bond Bank, 0.30%, 10/3/2012 (4)	69,622	69,622
GulfShore Bank, 0.30%, 10/3/2012 (4)	2,697	2,697
Happy State Bank, 0.30%, 10/3/2012 (4)	108	108
Heartland Bank, 0.30%, 10/3/2012 (4)	6	6
Heartland Bank, 0.30%, 10/3/2012 (4)	13	13
Helena National Bank, 0.30%, 10/3/2012 (4)	1,692	1,692
Heritage Oaks Bank, 0.30%, 10/3/2012 (4)	210	210

Hingham Institution for Savings, 0.30%, 10/3/2012 (4)	9,079	9,079
Hinsdale Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,537	4,537
Home Federal Bank, 0.30%, 10/3/2012 (4)	5,111	5,111
Horizon Bank National Association, 0.30%, 10/3/2012 (4)	41	41
Hyperion Bank, 0.30%, 10/3/2012 (4)	448	448
IBERIABANK, 0.30%, 10/3/2012 (4)	54,969	54,969
Icon Bank of Texas National Association, 0.30%, 10/3/2012 (4)	3,155	3,155
Independence Bank, 0.30%, 10/3/2012 (4)	140	140
Independent Bank of Texas, 0.30%, 10/3/2012 (4)	1,079	1,079
Inland Bank and Trust, 0.30%, 10/3/2012 (4)	41	41
Integrity Bank, 0.30%, 10/3/2012 (4)	6,498	6,498
Investors Community Bank, 0.30%, 10/3/2012 (4)	865	865
Isabella Bank, 0.30%, 10/3/2012 (4)	885	885
Israel Discount Bank of New York, 0.30%, 10/3/2012 (4)	63,067	63,067
JPMorgan Chase Bank National Association, 0.30%, 10/3/2012 (4)	50	50
Kaiser Federal Bank, 0.30%, 10/3/2012 (4)	3,155	3,155
Katahdin Trust Company, 0.30%, 10/3/2012 (4)	4,563	4,563
KeyBank National Association, 0.30%, 10/3/2012 (4)	2,228	2,228
KeySource Commercial Bank, 0.30%, 10/3/2012 (4)	307	307
Lake Forest Bank & Trust Company, 0.30%, 10/3/2012 (4)	41	41
Lake National Bank, 0.30%, 10/3/2012 (4)	86	86
Landmark Community Bank, 0.30%, 10/3/2012 (4)	1,803	1,803
Landmark National Bank, 0.30%, 10/3/2012 (4)	124	124
Leader Bank National Association, 0.30%, 10/3/2012 (4)	2,109	2,109
Legacy Bank, 0.30%, 10/3/2012 (4)	212	212
Legacy National Bank, 0.30%, 10/3/2012 (4)	864	864
LegacyTexas Bank, 0.30%, 10/3/2012 (4)	6	6
Level One Bank, 0.30%, 10/3/2012 (4)	5,268	5,268
Lewis & Clark Bank, 0.30%, 10/3/2012 (4)	1,787	1,787
Libertad Bank SSB, 0.30%, 10/3/2012 (4)	964	964
Liberty Bank, 0.30%, 10/3/2012 (4)	41	41
Liberty Bank, 0.30%, 10/3/2012 (4)	80,282	80,282
Liberty Bank National Association, 0.30%, 10/3/2012 (4)	1	1
Liberty Bank of Arkansas, 0.30%, 10/3/2012 (4)	224	224
Libertyville Bank & Trust Company, 0.30%, 10/3/2012 (4)	41	41
Lifestore Bank, 0.30%, 10/3/2012 (4)	213	213
Lone Star National Bank, 0.30%, 10/3/2012 (4)	16,168	16,168
MainStreet Bank, 0.30%, 10/3/2012 (4)	4,596	4,596
Manufacturers Bank, 0.30%, 10/3/2012 (4)	25,872	25,872
MB Financial Bank N.A., 0.30%, 10/3/2012 (4)	109	109
mBank, 0.30%, 10/3/2012 (4)	41	41
Mercantil Commercebank National Association, 0.30%, 10/3/2012 (4)	41	41
Mercantile Bank & Trust Company, 0.30%, 10/3/2012 (4)	3,668	3,668
Mercantile Bank of Michigan, 0.30%, 10/3/2012 (4)	10,080	10,080
Merchants & Farmers Bank, 0.30%, 10/3/2012 (4)	427	427
Merchants Bank, 0.30%, 10/3/2012 (4)	124	124
Merchants Bank of Indiana, 0.30%, 10/3/2012 (4)	1,788	1,788
Meridian Bank, 0.30%, 10/3/2012 (4)	3,745	3,745
Metropolitan Capital Bank & Trust, 0.30%, 10/3/2012 (4)	4,282	4,282
Metropolitan National Bank, 0.30%, 10/3/2012 (4)	16,613	16,613
Midwest Regional Bank, 0.30%, 10/3/2012 (4)	167	167
Mifflin County Savings Bank, 0.30%, 10/3/2012 (4)	427	427
MileStone Bank, 0.30%, 10/3/2012 (4)	211	211
Miners Bank, 0.30%, 10/3/2012 (4)	3,473	3,473
Minnesota Bank & Trust, 0.30%, 10/3/2012 (4)	4,161	4,161
National Bank & Trust Company, 0.30%, 10/3/2012 (4)	125	125
National Bank of California, 0.30%, 10/3/2012 (4)	87	87
Needham Bank, 0.30%, 10/3/2012 (4)	15,947	15,947
New Mexico Bank & Trust, 0.30%, 10/3/2012 (4)	128	128
Newburyport Five Cents Savings Bank, 0.30%, 10/3/2012 (4)	15	15

NOA Bank, 0.30%, 10/3/2012 (4)	2,687	2,687
Noah Bank, 0.30%, 10/3/2012 (4)	1,789	1,789
North Jersey Community Bank, 0.30%, 10/3/2012 (4)	6,143	6,143
North Shore Community Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,541	4,541
North Side Bank & Trust Company, 0.30%, 10/3/2012 (4)	5	5
Northbrook Bank & Trust Company, 0.30%, 10/3/2012 (4)	217	217
Northern Bank & Trust Company, 0.30%, 10/3/2012 (4)	9,935	9,935
Nuvo Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,729	2,729
Oak View National Bank, 0.30%, 10/3/2012 (4)	428	428
Oasis Bank SSB, 0.30%, 10/3/2012 (4)	167	167
OceanFirst Bank, 0.30%, 10/3/2012 (4)	427	427
Ohio Commerce Bank, 0.30%, 10/3/2012 (4)	941	941
Ohio Valley Bank Company, 0.30%, 10/3/2012 (4)	2	2
Old Plank Trail Community Bank National Assoc, 0.30%, 10/3/2012 (4)	2,506	2,506
One Bank & Trust National Association, 0.30%, 10/3/2012 (4)	123	123
OneWest Bank FSB, 0.30%, 10/3/2012 (4)	9,624	9,624
Ossian State Bank, 0.30%, 10/3/2012 (4)	167	167
Pacific Commerce Bank, 0.30%, 10/3/2012 (4)	4,723	4,723
Pacific Enterprise Bank, 0.30%, 10/3/2012 (4)	6,299	6,299
Paragon Commercial Bank, 0.30%, 10/3/2012 (4)	64,617	64,617
Parkside Financial Bank & Trust, 0.30%, 10/3/2012 (4)	2,703	2,703
Peapack-Gladstone Bank, 0.30%, 10/3/2012 (4)	6	6
Pegasus Bank, 0.30%, 10/3/2012 (4)	41	41
Peoples Bank National Association, 0.30%, 10/3/2012 (4)	126	126
Peoples Bank of Commerce, 0.30%, 10/3/2012 (4)	556	556
Peoples Community Bank, 0.30%, 10/3/2012 (4)	3,428	3,428
Peoples United Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 10/3/2012 (4)	425	425
Pine Bluff National Bank, 0.30%, 10/3/2012 (4)	123	123
PlainsCapital Bank, 0.30%, 10/3/2012 (4)	2	2
Plaza Bank, 0.30%, 10/3/2012 (4)	214	214
PNC Bank National Association, 0.30%, 10/3/2012 (4)	156	156
Post Oak Bank N.A., 0.30%, 10/3/2012 (4)	4,541	4,541
Premier Bank, 0.30%, 10/3/2012 (4)	5,454	5,454
Premier Bank, 0.30%, 10/3/2012 (4)	3,612	3,612
Premier Bank & Trust National Association, 0.30%, 10/3/2012 (4)	1,352	1,352
PrinsBank, 0.30%, 10/3/2012 (4)	41	41
Private Bank Minnesota, 0.30%, 10/3/2012 (4)	3,141	3,141
ProAmérica Bank, 0.30%, 10/3/2012 (4)	4,537	4,537
Professional Business Bank, 0.30%, 10/3/2012 (4)	860	860
Progress Bank and Trust, 0.30%, 10/3/2012 (4)	2,740	2,740
Quad City Bank and Trust Company, 0.30%, 10/3/2012 (4)	16,283	16,283
Quontic Bank, 0.30%, 10/3/2012 (4)	2,697	2,697
RBS Citizens National Association, 0.30%, 10/3/2012 (4)	116	116
Regent Bank, 0.30%, 10/3/2012 (4)	340	340
Regions Bank, 0.30%, 10/3/2012 (4)	127	127
Renasant Bank, 0.30%, 10/3/2012 (4)	2,802	2,802
Republic Bank, 0.30%, 10/3/2012 (4)	211	211
Republic Bank & Trust, 0.30%, 10/3/2012 (4)	894	894
Republic Bank & Trust Company, 0.30%, 10/3/2012 (4)	123	123
River Community Bank N.A., 0.30%, 10/3/2012 (4)	2,848	2,848
RiverBend Bank, 0.30%, 10/3/2012 (4)	125	125
Riverside Bank, 0.30%, 10/3/2012 (4)	36	36
Riverview Bank, 0.30%, 10/3/2012 (4)	1,784	1,784
Rockford Bank and Trust Company, 0.30%, 10/3/2012 (4)	2	2
Rockland Trust Company, 0.30%, 10/3/2012 (4)	17,857	17,857
Rockville Bank, 0.30%, 10/3/2012 (4)	4,694	4,694
Rocky Mountain Bank, 0.30%, 10/3/2012 (4)	4	4
RSNB Bank, 0.30%, 10/3/2012 (4)	1,309	1,309
Saratoga National Bank & Trust Company, 0.30%, 10/3/2012 (4)	41	41

Sauk Valley Bank & Trust Company, 0.30%, 10/3/2012 (4)	8	8
Savings Institute Bank and Trust Company, 0.30%, 10/3/2012 (4)	21	21
Schaumburg Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	210	210
Seaside National Bank & Trust, 0.30%, 10/3/2012 (4)	17,745	17,745
Seaway Bank and Trust Company, 0.30%, 10/3/2012 (4)	4,786	4,786
Security First Bank, 0.30%, 10/3/2012 (4)	36	36
SharePlus Federal Bank, 0.30%, 10/3/2012 (4)	1,097	1,097
Signature Bank, 0.30%, 10/3/2012 (4)	108,899	108,899
Signature Bank, 0.30%, 10/3/2012 (4)	2,076	2,076
Signature Bank National Association, 0.30%, 10/3/2012 (4)	223	223
Solera National Bank, 0.30%, 10/3/2012 (4)	1,882	1,882
Southern Bancorp Bank, 0.30%, 10/3/2012 (4)	63	63
Southern Bank, 0.30%, 10/3/2012 (4)	8	8
Southwest Bank, 0.30%, 10/3/2012 (4)	1,882	1,882
Sovereign Bank National Association, 0.30%, 10/3/2012 (4)	56,604	56,604
St. Charles Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,537	4,537
Standing Stone National Bank, 0.30%, 10/3/2012 (4)	85	85
State Bank and Trust Company, 0.30%, 10/3/2012 (4)	222	222
State Bank of the Lakes, 0.30%, 10/3/2012 (4)	41	41
Sterling National Bank, 0.30%, 10/3/2012 (4)	41,092	41,092
Sturdy Savings Bank, 0.30%, 10/3/2012 (4)	212	212
Summit Bank, 0.30%, 10/3/2012 (4)	1,562	1,562
Summit Bank & Trust, 0.30%, 10/3/2012 (4)	4,274	4,274
Summit Community Bank Inc., 0.30%, 10/3/2012 (4)	123	123
Sutton Bank, 0.30%, 10/3/2012 (4)	6	6
TD Bank N.A., 0.30%, 10/3/2012 (4)	235,630	235,630
Team Capital Bank, 0.30%, 10/3/2012 (4)	15,954	15,954
Texas Capital Bank National Association, 0.30%, 10/3/2012 (4)	143,454	143,454
Torrey Pines Bank, 0.30%, 10/3/2012 (4)	9,365	9,365
Touchmark National Bank, 0.30%, 10/3/2012 (4)	3,380	3,380
Town Bank, 0.30%, 10/3/2012 (4)	124	124
Transportation Alliance Bank Inc., 0.30%, 10/3/2012 (4)	6	6
Treynor State Bank, 0.30%, 10/3/2012 (4)	4,691	4,691
TriSummit Bank, 0.30%, 10/3/2012 (4)	5,090	5,090
U.S. Bank National Association, 0.30%, 10/3/2012 (4)	128	128
Uinta Bank, 0.30%, 10/3/2012 (4)	4,541	4,541
UMB Bank Arizona National Association, 0.30%, 10/3/2012 (4)	41	41
UMB Bank Colorado National Association, 0.30%, 10/3/2012 (4)	35	35
UMB Bank National Association, 0.30%, 10/3/2012 (4)	106	106
Umpqua Bank, 0.30%, 10/3/2012 (4)	48,216	48,216
Union Bank National Association, 0.30%, 10/3/2012 (4)	108	108
Union Bank of Mena, 0.30%, 10/3/2012 (4)	4	4
Union Center National Bank, 0.30%, 10/3/2012 (4)	25,396	25,396
United Bank, 0.30%, 10/3/2012 (4)	130	130
United Bank, 0.30%, 10/3/2012 (4)	213	213
United Bank Inc., 0.30%, 10/3/2012 (4)	3,738	3,738
United Community Bank, 0.30%, 10/3/2012 (4)	3	3
USNY Bank, 0.30%, 10/3/2012 (4)	1,792	1,792
Valley Bank, 0.30%, 10/3/2012 (4)	641	641
Valley National Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Valliance Bank, 0.30%, 10/3/2012 (4)	260	260
VantageSouth Bank, 0.30%, 10/3/2012 (4)	213	213
Veritex Community Bank National Association, 0.30%, 10/3/2012 (4)	87	87
Verus Bank of Commerce, 0.30%, 10/3/2012 (4)	12,393	12,393
Victory Bank, 0.30%, 10/3/2012 (4)	435	435
ViewPoint Bank National Association, 0.30%, 10/3/2012 (4)	16,676	16,676
Village Bank & Trust, 0.30%, 10/3/2012 (4)	124	124
Virginia Heritage Bank, 0.30%, 10/3/2012 (4)	3,844	3,844

Warren Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,206	2,206
Washington Trust Bank, 0.30%, 10/3/2012 (4)	2,779	2,779
Washington Trust Company of Westerly, 0.30%, 10/3/2012 (4)	9,711	9,711
Wayne Savings Community Bank, 0.30%, 10/3/2012 (4)	0	0
Webster Bank National Association, 0.30%, 10/3/2012 (4)	124	124
Wells Fargo Bank National Association, 0.30%, 10/3/2012 (4)	240,000	240,000
West Town Savings Bank, 0.30%, 10/3/2012 (4)	36	36
Western Alliance Bank, 0.30%, 10/3/2012 (4)	123	123
Western National Bank, 0.30%, 10/3/2012 (4)	125	125
Wheaton Bank & Trust Company, 0.30%, 10/3/2012 (4)	41	41
Whidbey Island Bank, 0.30%, 10/3/2012 (4)	122	122
Wilmington Savings Fund Society FSB, 0.30%, 10/3/2012 (4)	124	124
Wilmington Trust National Association, 0.30%, 10/3/2012 (4)	124	124
Wisconsin Community Bank, 0.30%, 10/3/2012 (4)	34,916	34,916
Wolverine Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	8	8
Xenith Bank, 0.30%, 10/3/2012 (4)	9,602	9,602

Total Bank Obligations	(Cost $4,908,301)	4,908,301

Floating Rate Demand Notes - 0.5%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (5)	200,973	200,973

Total Floating Rate Demand Notes	(Cost $200,973)	200,973

U.S. Government Obligations - 3.7%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (6)	1,500,000		1,499,150

Total U.S. Government Obligations	(Cost $1,499,150)		1,499,150

Total Investments - 104.6%	(Cost $40,855,048	)(2)	41,889,816

Liabilities less Other Assets - (4.6%)			(1,849,591)

Total Net Assets - 100.0%			40,040,225

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,055	8,862
The Flex-funds Balanced Fund	552	5,603
The Flex-funds Dynamic Growth Fund	338	2,974
The Flex-funds Muirfield Fund	1,366	7,991
The Flex-funds Quantex Fund	772	18,613
The Flex-funds Utilities & Infrastructure Fund	122	3,038

Total Trustee Deferred Compensation	(Cost $38,022)	47,081

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2012, notional value $15,059,100	42	(32,378)
Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $1,282,450	13	(20,118)

Total Futures Contracts	55	(52,496)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$35,482,365	$(52,496)
Level 2 - Other Significant Observable Inputs	6,407,451	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,889,816	$(52,496)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $368,788.  Cost for federal income tax purposes of $41,223,836 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,113,472
Unrealized depreciation	(447,492)
Net unrealized appreciation (depreciation)	$665,980

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of September 30, 2012, illiquid securities represented 11.7% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 75.7%

DoubleLine Total Return Bond Fund	517,543	5,927,482
Energy Select Sector SPDR Fund	42,850	3,146,690
Federated Bond Fund	787,046	7,571,382
Gabelli Equity Income Fund	82,848	1,892,240
Health Care Select Sector SPDR Fund	67,350	2,702,082
iShares iBoxx $ Investment Grade Corporate Bond Fund	27,650	3,366,940
iShares MSCI EAFE Index Fund	65,900	3,492,700
iShares Russell 1000 Growth Index Fund	30,450	2,031,015
iShares Russell 1000 Value Index Fund	69,175	4,993,052
JPMorgan Disciplined Equity Fund	325,422	6,064,791
Pimco Total Return Exchange-Traded Fund	30,800	3,350,116
PowerShares QQQ Trust	51,675	3,543,355
SPDR Dow Jones Industrial Average ETF Trust	9,250	1,239,962
Vanguard Equity Income Fund	62,426	3,179,968
Vanguard Intermediate-Term Corporate Bond ETF	73,700	6,461,279
Wells Fargo Advantage Growth Fund	126,404	5,573,131

Total Registered Investment Companies	(Cost $60,928,120)	64,536,185

Money Market Registered Investment Companies - 9.8%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	8,379,365	8,379,365

Total Money Market Registered Investment Companies	(Cost $8,379,365)	8,379,365

Bank Obligations - 5.9%

Access National Bank, 0.30%, 10/3/2012 (4)	129	129
Allied Bank, 0.30%, 10/3/2012 (4)	577	577
Alma Bank, 0.30%, 10/3/2012 (4)	10,854	10,854
Alpine Bank, 0.30%, 10/3/2012 (4)	43	43
Ameriana Bank, 0.30%, 10/3/2012 (4)	43	43
American Enterprise Bank of Florida, 0.30%, 10/3/2012 (4)	2,733	2,733
American Momentum Bank, 0.30%, 10/3/2012 (4)	11,279	11,279
American National Bank, 0.30%, 10/3/2012 (4)	2,332	2,332
American National Bank-Fox Cities, 0.30%, 10/3/2012 (4)	445	445
American Savings Bank F.S.B., 0.30%, 10/3/2012 (4)	43	43
American Savings Bank FSB, 0.30%, 10/3/2012 (4)	941	941
Americas United Bank, 0.30%, 10/3/2012 (4)	4,710	4,710
AmFirst Bank N.A., 0.30%, 10/3/2012 (4)	891	891
Anthem Bank & Trust, 0.30%, 10/3/2012 (4)	1,858	1,858
Arizona Bank & Trust, 0.30%, 10/3/2012 (4)	3,304	3,304
Arvest Bank, 0.30%, 10/3/2012 (4)	125	125
Associated Bank NA, 0.30%, 10/3/2012 (4)	6	6
Austin Bank of Chicago, 0.30%, 10/3/2012 (4)	1,858	1,858
Avidia Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
Bancorp Bank, 0.30%, 10/3/2012 (4)	20,169	20,169
Bank Hapoalim B.M., 0.30%, 10/3/2012 (4)	3,178	3,178
Bank Leumi USA, 0.30%, 10/3/2012 (4)	240,269	240,269
Bank of America National Association, 0.30%, 10/3/2012 (4)	2,663	2,663

Bank of Augusta, 0.30%, 10/3/2012 (4)	1,934	1,934
Bank of Cadiz and Trust Company, 0.30%, 10/3/2012 (4)	2,792	2,792
Bank of Cave City, 0.30%, 10/3/2012 (4)	893	893
Bank of England, 0.30%, 10/3/2012 (4)	3,993	3,993
Bank of Fayetteville, 0.30%, 10/3/2012 (4)	220	220
Bank of Hawaii, 0.30%, 10/3/2012 (4)	114	114
Bank of Houston, 0.30%, 10/3/2012 (4)	12,278	12,278
Bank of Jackson Hole, 0.30%, 10/3/2012 (4)	4,776	4,776
Bank of Manhattan N.A., 0.30%, 10/3/2012 (4)	4,236	4,236
Bank of Marin, 0.30%, 10/3/2012 (4)	125	125
Bank of Missouri, 0.30%, 10/3/2012 (4)	14,368	14,368
Bank of Princeton, 0.30%, 10/3/2012 (4)	1,481	1,481
Bank of the Ozarks, 0.30%, 10/3/2012 (4)	126	126
Bank of the Panhandle, 0.30%, 10/3/2012 (4)	2,255	2,255
Bank of the Sierra, 0.30%, 10/3/2012 (4)	13	13
Bank of the West, 0.30%, 10/3/2012 (4)	133	133
Bar Harbor Bank & Trust, 0.30%, 10/3/2012 (4)	2,352	2,352
Barrington Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Belmont Savings Bank, 0.30%, 10/3/2012 (4)	9,748	9,748
Benchmark Bank, 0.30%, 10/3/2012 (4)	487	487
Benefit Bank, 0.30%, 10/3/2012 (4)	2,799	2,799
Berkshire Bank, 0.30%, 10/3/2012 (4)	17,433	17,433
Beverly Bank & Trust Company National Associa, 0.30%, 10/3/2012 (4)	2,799	2,799
Biltmore Bank of Arizona, 0.30%, 10/3/2012 (4)	4,767	4,767
BMO Harris Bank National Association, 0.30%, 10/3/2012 (4)	130	130
BOKF National Association, 0.30%, 10/3/2012 (4)	137	137
Boone Bank & Trust Co., 0.30%, 10/3/2012 (4)	3,827	3,827
Boston Private Bank & Trust Company, 0.30%, 10/3/2012 (4)	229	229
Branch Banking and Trust Company, 0.30%, 10/3/2012 (4)	146	146
Brookhaven Bank, 0.30%, 10/3/2012 (4)	4,236	4,236
Buckeye Community Bank, 0.30%, 10/3/2012 (4)	0	0
Business Bank, 0.30%, 10/3/2012 (4)	3,009	3,009
Business Bank, 0.30%, 10/3/2012 (4)	1,876	1,876
Business Bank of Saint Louis, 0.30%, 10/3/2012 (4)	675	675
Business First Bank, 0.30%, 10/3/2012 (4)	7,114	7,114
Cache Valley Bank, 0.30%, 10/3/2012 (4)	9,249	9,249
Cadence Bank N.A., 0.30%, 10/3/2012 (4)	89,647	89,647
California Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
Capital Bank, 0.30%, 10/3/2012 (4)	2,455	2,455
Capital One National Association, 0.30%, 10/3/2012 (4)	25,510	25,510
CapitalMark Bank & Trust, 0.30%, 10/3/2012 (4)	17,471	17,471
CapStar Bank, 0.30%, 10/3/2012 (4)	16,816	16,816
CapStone Bank, 0.30%, 10/3/2012 (4)	6,054	6,054
Cardinal Bank, 0.30%, 10/3/2012 (4)	13,036	13,036
Carolina Alliance Bank, 0.30%, 10/3/2012 (4)	228	228
Carver Federal Savings Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
Cathay Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
CBank, 0.30%, 10/3/2012 (4)	892	892
Cedar Rapids Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,744	6,744
Celtic Bank, 0.30%, 10/3/2012 (4)	10,560	10,560
Centennial Bank, 0.30%, 10/3/2012 (4)	125	125
Centra Bank Inc., 0.30%, 10/3/2012 (4)	4,775	4,775
Central Bank, 0.30%, 10/3/2012 (4)	1,424	1,424
Central Bank Illinois, 0.30%, 10/3/2012 (4)	26	26
Central Bank of Kansas City, 0.30%, 10/3/2012 (4)	43	43
CheckSpring Bank, 0.30%, 10/3/2012 (4)	87	87
Chemical Bank, 0.30%, 10/3/2012 (4)	127	127
Chickasha Bank & Trust Company, 0.30%, 10/3/2012 (4)	907	907
Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	7,718	7,718
Citizens Bank of Pennsylvania, 0.30%, 10/3/2012 (4)	109	109

Citizens Banking Company, 0.30%, 10/3/2012 (4)	6	6
Citizens National Bank, 0.30%, 10/3/2012 (4)	444	444
Citizens National Bank of Bluffton, 0.30%, 10/3/2012 (4)	90	90
City First Bank of D.C. National Association, 0.30%, 10/3/2012 (4)	3,847	3,847
City National Bank, 0.30%, 10/3/2012 (4)	127	127
City National Bank of Sulphur Springs, 0.30%, 10/3/2012 (4)	43	43
City National Bank of Taylor, 0.30%, 10/3/2012 (4)	125	125
Cole Taylor Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Collin Bank, 0.30%, 10/3/2012 (4)	2,759	2,759
Columbia State Bank, 0.30%, 10/3/2012 (4)	127	127
Columbus First Bank, 0.30%, 10/3/2012 (4)	1,860	1,860
Comerica Bank, 0.30%, 10/3/2012 (4)	226	226
Commencement Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Commerce National Bank, 0.30%, 10/3/2012 (4)	1,076	1,076
Community Bank, 0.30%, 10/3/2012 (4)	13	13
Community Bank & Trust, 0.30%, 10/3/2012 (4)	6,105	6,105
Community Bank of Oelwein, 0.30%, 10/3/2012 (4)	2,905	2,905
Community Bank of Santa Maria, 0.30%, 10/3/2012 (4)	220	220
Community Bank of the Bay, 0.30%, 10/3/2012 (4)	125	125
Community Mutual Savings Bank, 0.30%, 10/3/2012 (4)	12,243	12,243
Community National Bank, 0.30%, 10/3/2012 (4)	3,683	3,683
Community Trust Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Compass Bank, 0.30%, 10/3/2012 (4)	7,539	7,539
Congressional Bank, 0.30%, 10/3/2012 (4)	2,851	2,851
Cooper State Bank, 0.30%, 10/3/2012 (4)	897	897
Crescent State Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Crystal Lake Bank and Trust Company N.A., 0.30%, 10/3/2012 (4)	219	219
Delta Trust & Bank, 0.30%, 10/3/2012 (4)	12,390	12,390
DeWitt Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Diamond Bank, 0.30%, 10/3/2012 (4)	6,592	6,592
DMB Community Bank, 0.30%, 10/3/2012 (4)	7,799	7,799
Dollar Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	124	124
Dubuque Bank & Trust Company, 0.30%, 10/3/2012 (4)	22,773	22,773
Eagle Bank and Trust Company, 0.30%, 10/3/2012 (4)	2,167	2,167
EagleBank, 0.30%, 10/3/2012 (4)	240,000	240,000
East River Bank, 0.30%, 10/3/2012 (4)	444	444
East West Bank, 0.30%, 10/3/2012 (4)	206,548	206,548
Empire National Bank, 0.30%, 10/3/2012 (4)	891	891
Encore Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Encore National Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
Enterprise Bank & Trust, 0.30%, 10/3/2012 (4)	10,990	10,990
Equity Bank A National Association, 0.30%, 10/3/2012 (4)	7,441	7,441
Exchange Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,379	6,379
Exchange State Bank, 0.30%, 10/3/2012 (4)	894	894
Fannin Bank, 0.30%, 10/3/2012 (4)	2	2
Farmers & Merchants Bank of Long Beach, 0.30%, 10/3/2012 (4)	43	43
Farmers & Merchants State Bank, 0.30%, 10/3/2012 (4)	132	132
Farmers and Merchants State Bank of Blooming , 0.30%, 10/3/2012 (4)	2,114	2,114
Farmers Bank, 0.30%, 10/3/2012 (4)	38	38
Farmers Exchange Bank, 0.30%, 10/3/2012 (4)	3,899	3,899
Farmers State Bank, 0.30%, 10/3/2012 (4)	2	2
Fidelity Bank, 0.30%, 10/3/2012 (4)	8,095	8,095
Fifth Third Bank, 0.30%, 10/3/2012 (4)	80,406	80,406
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
First Bank & Trust National Association, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust of Milbank, 0.30%, 10/3/2012 (4)	4	4
First Bank Financial Centre, 0.30%, 10/3/2012 (4)	220	220
First Choice Bank, 0.30%, 10/3/2012 (4)	7,908	7,908

First Commercial Bank, 0.30%, 10/3/2012 (4)	220	220
First Commercial Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
First Community Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
First County Bank, 0.30%, 10/3/2012 (4)	1,572	1,572
First Federal Bank, 0.30%, 10/3/2012 (4)	3,128	3,128
First Foundation Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
First International Bank & Trust, 0.30%, 10/3/2012 (4)	110	110
First Internet Bank of Indiana, 0.30%, 10/3/2012 (4)	9,728	9,728
First Interstate Bank, 0.30%, 10/3/2012 (4)	128	128
First N.A., 0.30%, 10/3/2012 (4)	4,258	4,258
First National Bank, 0.30%, 10/3/2012 (4)	9,932	9,932
First National Bank, 0.30%, 10/3/2012 (4)	220	220
First National Bank - Fox Valley, 0.30%, 10/3/2012 (4)	119	119
First National Bank in Green Forest, 0.30%, 10/3/2012 (4)	309	309
First National Bank in Sioux Falls, 0.30%, 10/3/2012 (4)	43	43
First National Bank of America, 0.30%, 10/3/2012 (4)	237	237
First National Bank of Fort Smith, 0.30%, 10/3/2012 (4)	124	124
First National Bank of Long Island, 0.30%, 10/3/2012 (4)	46,587	46,587
First National Bank of Omaha, 0.30%, 10/3/2012 (4)	128	128
First National Bank of Pandora, 0.30%, 10/3/2012 (4)	3	3
First National Bank of Santa Fe, 0.30%, 10/3/2012 (4)	1,856	1,856
First Premier Bank, 0.30%, 10/3/2012 (4)	6,635	6,635
First Security Bank, 0.30%, 10/3/2012 (4)	229	229
First Security Bank & Trust Company, 0.30%, 10/3/2012 (4)	220	220
First State Bank, 0.30%, 10/3/2012 (4)	87	87
First State Bank, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of DeQueen, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of Northwest Arkansas, 0.30%, 10/3/2012 (4)	1,707	1,707
First Trade Union Bank, 0.30%, 10/3/2012 (4)	3,750	3,750
First Utah Bank, 0.30%, 10/3/2012 (4)	229	229
First Virginia Community Bank, 0.30%, 10/3/2012 (4)	3,812	3,812
First Western Bank, 0.30%, 10/3/2012 (4)	3	3
First-Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	161,531	161,531
FirstAtlantic Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
FirstBank, 0.30%, 10/3/2012 (4)	218	218
FirstBank Puerto Rico, 0.30%, 10/3/2012 (4)	89,508	89,508
FirstMerit Bank National Association, 0.30%, 10/3/2012 (4)	133	133
Flagship Community Bank, 0.30%, 10/3/2012 (4)	218	218
Flatirons Bank, 0.30%, 10/3/2012 (4)	2,792	2,792
Florida Business Bank, 0.30%, 10/3/2012 (4)	909	909
Florida Parishes Bank, 0.30%, 10/3/2012 (4)	43	43
Forrest City Bank NA, 0.30%, 10/3/2012 (4)	444	444
Fortune Bank, 0.30%, 10/3/2012 (4)	2,878	2,878
Fox Chase Bank, 0.30%, 10/3/2012 (4)	174	174
Franklin Synergy Bank, 0.30%, 10/3/2012 (4)	12,123	12,123
Frost National Bank, 0.30%, 10/3/2012 (4)	125	125
Genesee Regional Bank, 0.30%, 10/3/2012 (4)	8,045	8,045
Georgia Bank & Trust Company of Augusta, 0.30%, 10/3/2012 (4)	7,861	7,861
Georgia Banking Company, 0.30%, 10/3/2012 (4)	5,950	5,950
German American Bancorp, 0.30%, 10/3/2012 (4)	43	43
Glacier Bank, 0.30%, 10/3/2012 (4)	125	125
Glens Falls National Bank and Trust Company, 0.30%, 10/3/2012 (4)	43	43
Golden Pacific Bank National Association, 0.30%, 10/3/2012 (4)	220	220
Gotham Bank of New York, 0.30%, 10/3/2012 (4)	3,946	3,946
Grand Savings Bank, 0.30%, 10/3/2012 (4)	2,325	2,325
Grand Valley Bank, 0.30%, 10/3/2012 (4)	43	43
Grandpoint Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Green Bank National Association, 0.30%, 10/3/2012 (4)	27	27
Guaranty Bank, 0.30%, 10/3/2012 (4)	4,813	4,813
Guaranty Bond Bank, 0.30%, 10/3/2012 (4)	72,318	72,318

GulfShore Bank, 0.30%, 10/3/2012 (4)	2,801	2,801
Happy State Bank, 0.30%, 10/3/2012 (4)	110	110
Heartland Bank, 0.30%, 10/3/2012 (4)	6	6
Heartland Bank, 0.30%, 10/3/2012 (4)	13	13
Helena National Bank, 0.30%, 10/3/2012 (4)	1,757	1,757
Heritage Oaks Bank, 0.30%, 10/3/2012 (4)	218	218
Hingham Institution for Savings, 0.30%, 10/3/2012 (4)	9,431	9,431
Hinsdale Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Home Federal Bank, 0.30%, 10/3/2012 (4)	5,309	5,309
Horizon Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Hyperion Bank, 0.30%, 10/3/2012 (4)	465	465
IBERIABANK, 0.30%, 10/3/2012 (4)	57,097	57,097
Icon Bank of Texas National Association, 0.30%, 10/3/2012 (4)	3,277	3,277
Independence Bank, 0.30%, 10/3/2012 (4)	146	146
Independent Bank of Texas, 0.30%, 10/3/2012 (4)	1,121	1,121
Inland Bank and Trust, 0.30%, 10/3/2012 (4)	43	43
Integrity Bank, 0.30%, 10/3/2012 (4)	6,750	6,750
Investors Community Bank, 0.30%, 10/3/2012 (4)	898	898
Isabella Bank, 0.30%, 10/3/2012 (4)	919	919
Israel Discount Bank of New York, 0.30%, 10/3/2012 (4)	65,509	65,509
JPMorgan Chase Bank National Association, 0.30%, 10/3/2012 (4)	51	51
Kaiser Federal Bank, 0.30%, 10/3/2012 (4)	3,277	3,277
Katahdin Trust Company, 0.30%, 10/3/2012 (4)	4,740	4,740
KeyBank National Association, 0.30%, 10/3/2012 (4)	2,314	2,314
KeySource Commercial Bank, 0.30%, 10/3/2012 (4)	318	318
Lake Forest Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lake National Bank, 0.30%, 10/3/2012 (4)	89	89
Landmark Community Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
Landmark National Bank, 0.30%, 10/3/2012 (4)	126	126
Leader Bank National Association, 0.30%, 10/3/2012 (4)	2,191	2,191
Legacy Bank, 0.30%, 10/3/2012 (4)	220	220
Legacy National Bank, 0.30%, 10/3/2012 (4)	897	897
LegacyTexas Bank, 0.30%, 10/3/2012 (4)	6	6
Level One Bank, 0.30%, 10/3/2012 (4)	5,472	5,472
Lewis & Clark Bank, 0.30%, 10/3/2012 (4)	1,856	1,856
Libertad Bank SSB, 0.30%, 10/3/2012 (4)	1,001	1,001
Liberty Bank, 0.30%, 10/3/2012 (4)	43	43
Liberty Bank, 0.30%, 10/3/2012 (4)	83,392	83,392
Liberty Bank National Association, 0.30%, 10/3/2012 (4)	1	1
Liberty Bank of Arkansas, 0.30%, 10/3/2012 (4)	233	233
Libertyville Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lifestore Bank, 0.30%, 10/3/2012 (4)	221	221
Lone Star National Bank, 0.30%, 10/3/2012 (4)	16,794	16,794
MainStreet Bank, 0.30%, 10/3/2012 (4)	4,774	4,774
Manufacturers Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
MB Financial Bank N.A., 0.30%, 10/3/2012 (4)	111	111
mBank, 0.30%, 10/3/2012 (4)	43	43
Mercantil Commercebank National Association, 0.30%, 10/3/2012 (4)	43	43
Mercantile Bank & Trust Company, 0.30%, 10/3/2012 (4)	3,810	3,810
Mercantile Bank of Michigan, 0.30%, 10/3/2012 (4)	10,470	10,470
Merchants & Farmers Bank, 0.30%, 10/3/2012 (4)	444	444
Merchants Bank, 0.30%, 10/3/2012 (4)	126	126
Merchants Bank of Indiana, 0.30%, 10/3/2012 (4)	1,857	1,857
Meridian Bank, 0.30%, 10/3/2012 (4)	3,891	3,891
Metropolitan Capital Bank & Trust, 0.30%, 10/3/2012 (4)	4,448	4,448
Metropolitan National Bank, 0.30%, 10/3/2012 (4)	17,256	17,256
Midwest Regional Bank, 0.30%, 10/3/2012 (4)	173	173
Mifflin County Savings Bank, 0.30%, 10/3/2012 (4)	444	444
MileStone Bank, 0.30%, 10/3/2012 (4)	219	219
Miners Bank, 0.30%, 10/3/2012 (4)	3,607	3,607

Minnesota Bank & Trust, 0.30%, 10/3/2012 (4)	4,322	4,322
National Bank & Trust Company, 0.30%, 10/3/2012 (4)	127	127
National Bank of California, 0.30%, 10/3/2012 (4)	90	90
Needham Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
New Mexico Bank & Trust, 0.30%, 10/3/2012 (4)	130	130
Newburyport Five Cents Savings Bank, 0.30%, 10/3/2012 (4)	15	15
NOA Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Noah Bank, 0.30%, 10/3/2012 (4)	1,858	1,858
North Jersey Community Bank, 0.30%, 10/3/2012 (4)	6,381	6,381
North Shore Community Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,717	4,717
North Side Bank & Trust Company, 0.30%, 10/3/2012 (4)	5	5
Northbrook Bank & Trust Company, 0.30%, 10/3/2012 (4)	226	226
Northern Bank & Trust Company, 0.30%, 10/3/2012 (4)	10,319	10,319
Nuvo Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,834	2,834
Oak View National Bank, 0.30%, 10/3/2012 (4)	444	444
Oasis Bank SSB, 0.30%, 10/3/2012 (4)	173	173
OceanFirst Bank, 0.30%, 10/3/2012 (4)	444	444
Ohio Commerce Bank, 0.30%, 10/3/2012 (4)	978	978
Ohio Valley Bank Company, 0.30%, 10/3/2012 (4)	2	2
Old Plank Trail Community Bank National Assoc, 0.30%, 10/3/2012 (4)	2,603	2,603
One Bank & Trust National Association, 0.30%, 10/3/2012 (4)	125	125
OneWest Bank FSB, 0.30%, 10/3/2012 (4)	9,996	9,996
Ossian State Bank, 0.30%, 10/3/2012 (4)	173	173
Pacific Commerce Bank, 0.30%, 10/3/2012 (4)	4,906	4,906
Pacific Enterprise Bank, 0.30%, 10/3/2012 (4)	6,543	6,543
Paragon Commercial Bank, 0.30%, 10/3/2012 (4)	67,119	67,119
Parkside Financial Bank & Trust, 0.30%, 10/3/2012 (4)	2,808	2,808
Peapack-Gladstone Bank, 0.30%, 10/3/2012 (4)	6	6
Pegasus Bank, 0.30%, 10/3/2012 (4)	43	43
Peoples Bank National Association, 0.30%, 10/3/2012 (4)	129	129
Peoples Bank of Commerce, 0.30%, 10/3/2012 (4)	577	577
Peoples Community Bank, 0.30%, 10/3/2012 (4)	3,560	3,560
Peoples United Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 10/3/2012 (4)	442	442
Pine Bluff National Bank, 0.30%, 10/3/2012 (4)	125	125
PlainsCapital Bank, 0.30%, 10/3/2012 (4)	2	2
Plaza Bank, 0.30%, 10/3/2012 (4)	222	222
PNC Bank National Association, 0.30%, 10/3/2012 (4)	159	159
Post Oak Bank N.A., 0.30%, 10/3/2012 (4)	4,717	4,717
Premier Bank, 0.30%, 10/3/2012 (4)	5,665	5,665
Premier Bank, 0.30%, 10/3/2012 (4)	3,752	3,752
Premier Bank & Trust National Association, 0.30%, 10/3/2012 (4)	1,404	1,404
PrinsBank, 0.30%, 10/3/2012 (4)	43	43
Private Bank Minnesota, 0.30%, 10/3/2012 (4)	3,263	3,263
ProAmérica Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Professional Business Bank, 0.30%, 10/3/2012 (4)	893	893
Progress Bank and Trust, 0.30%, 10/3/2012 (4)	2,846	2,846
Quad City Bank and Trust Company, 0.30%, 10/3/2012 (4)	16,914	16,914
Quontic Bank, 0.30%, 10/3/2012 (4)	2,802	2,802
RBS Citizens National Association, 0.30%, 10/3/2012 (4)	118	118
Regent Bank, 0.30%, 10/3/2012 (4)	353	353
Regions Bank, 0.30%, 10/3/2012 (4)	130	130
Renasant Bank, 0.30%, 10/3/2012 (4)	2,910	2,910
Republic Bank, 0.30%, 10/3/2012 (4)	219	219
Republic Bank & Trust, 0.30%, 10/3/2012 (4)	929	929
Republic Bank & Trust Company, 0.30%, 10/3/2012 (4)	125	125
River Community Bank N.A., 0.30%, 10/3/2012 (4)	2,958	2,958
RiverBend Bank, 0.30%, 10/3/2012 (4)	130	130
Riverside Bank, 0.30%, 10/3/2012 (4)	37	37
Riverview Bank, 0.30%, 10/3/2012 (4)	1,853	1,853

Rockford Bank and Trust Company, 0.30%, 10/3/2012 (4)	3	3
Rockland Trust Company, 0.30%, 10/3/2012 (4)	18,549	18,549
Rockville Bank, 0.30%, 10/3/2012 (4)	4,876	4,876
Rocky Mountain Bank, 0.30%, 10/3/2012 (4)	4	4
RSNB Bank, 0.30%, 10/3/2012 (4)	1,360	1,360
Saratoga National Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Sauk Valley Bank & Trust Company, 0.30%, 10/3/2012 (4)	9	9
Savings Institute Bank and Trust Company, 0.30%, 10/3/2012 (4)	22	22
Schaumburg Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Seaside National Bank & Trust, 0.30%, 10/3/2012 (4)	18,433	18,433
Seaway Bank and Trust Company, 0.30%, 10/3/2012 (4)	4,972	4,972
Security First Bank, 0.30%, 10/3/2012 (4)	37	37
SharePlus Federal Bank, 0.30%, 10/3/2012 (4)	1,139	1,139
Signature Bank, 0.30%, 10/3/2012 (4)	113,116	113,116
Signature Bank, 0.30%, 10/3/2012 (4)	2,156	2,156
Signature Bank National Association, 0.30%, 10/3/2012 (4)	232	232
Solera National Bank, 0.30%, 10/3/2012 (4)	1,954	1,954
Southern Bancorp Bank, 0.30%, 10/3/2012 (4)	64	64
Southern Bank, 0.30%, 10/3/2012 (4)	8	8
Southwest Bank, 0.30%, 10/3/2012 (4)	1,955	1,955
Sovereign Bank National Association, 0.30%, 10/3/2012 (4)	58,796	58,796
St. Charles Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Standing Stone National Bank, 0.30%, 10/3/2012 (4)	88	88
State Bank and Trust Company, 0.30%, 10/3/2012 (4)	230	230
State Bank of the Lakes, 0.30%, 10/3/2012 (4)	43	43
Sterling National Bank, 0.30%, 10/3/2012 (4)	42,683	42,683
Sturdy Savings Bank, 0.30%, 10/3/2012 (4)	220	220
Summit Bank, 0.30%, 10/3/2012 (4)	1,622	1,622
Summit Bank & Trust, 0.30%, 10/3/2012 (4)	4,439	4,439
Summit Community Bank Inc., 0.30%, 10/3/2012 (4)	125	125
Sutton Bank, 0.30%, 10/3/2012 (4)	6	6
TD Bank N.A., 0.30%, 10/3/2012 (4)	240,000	240,000
Team Capital Bank, 0.30%, 10/3/2012 (4)	16,572	16,572
Texas Capital Bank National Association, 0.30%, 10/3/2012 (4)	149,009	149,009
Torrey Pines Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
Touchmark National Bank, 0.30%, 10/3/2012 (4)	3,511	3,511
Town Bank, 0.30%, 10/3/2012 (4)	126	126
Transportation Alliance Bank Inc., 0.30%, 10/3/2012 (4)	6	6
Treynor State Bank, 0.30%, 10/3/2012 (4)	4,873	4,873
TriSummit Bank, 0.30%, 10/3/2012 (4)	5,287	5,287
U.S. Bank National Association, 0.30%, 10/3/2012 (4)	131	131
Uinta Bank, 0.30%, 10/3/2012 (4)	4,717	4,717
UMB Bank Arizona National Association, 0.30%, 10/3/2012 (4)	43	43
UMB Bank Colorado National Association, 0.30%, 10/3/2012 (4)	36	36
UMB Bank National Association, 0.30%, 10/3/2012 (4)	108	108
Umpqua Bank, 0.30%, 10/3/2012 (4)	50,083	50,083
Union Bank National Association, 0.30%, 10/3/2012 (4)	110	110
Union Bank of Mena, 0.30%, 10/3/2012 (4)	5	5
Union Center National Bank, 0.30%, 10/3/2012 (4)	26,379	26,379
United Bank, 0.30%, 10/3/2012 (4)	132	132
United Bank, 0.30%, 10/3/2012 (4)	221	221
United Bank Inc., 0.30%, 10/3/2012 (4)	3,883	3,883
United Community Bank, 0.30%, 10/3/2012 (4)	3	3
USNY Bank, 0.30%, 10/3/2012 (4)	1,862	1,862
Valley Bank, 0.30%, 10/3/2012 (4)	666	666
Valley National Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Valliance Bank, 0.30%, 10/3/2012 (4)	270	270
VantageSouth Bank, 0.30%, 10/3/2012 (4)	221	221
Veritex Community Bank National Association, 0.30%, 10/3/2012 (4)	91	91
Verus Bank of Commerce, 0.30%, 10/3/2012 (4)	12,873	12,873

Victory Bank, 0.30%, 10/3/2012 (4)	452	452
ViewPoint Bank National Association, 0.30%, 10/3/2012 (4)	17,322	17,322
Village Bank & Trust, 0.30%, 10/3/2012 (4)	126	126
Virginia Heritage Bank, 0.30%, 10/3/2012 (4)	3,993	3,993
Warren Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,292	2,292
Washington Trust Bank, 0.30%, 10/3/2012 (4)	2,886	2,886
Washington Trust Company of Westerly, 0.30%, 10/3/2012 (4)	10,087	10,087
Wayne Savings Community Bank, 0.30%, 10/3/2012 (4)	0	0
Webster Bank National Association, 0.30%, 10/3/2012 (4)	126	126
Wells Fargo Bank National Association, 0.30%, 10/3/2012 (4)	240,000	240,000
West Town Savings Bank, 0.30%, 10/3/2012 (4)	37	37
Western Alliance Bank, 0.30%, 10/3/2012 (4)	125	125
Western National Bank, 0.30%, 10/3/2012 (4)	127	127
Wheaton Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Whidbey Island Bank, 0.30%, 10/3/2012 (4)	125	125
Wilmington Savings Fund Society FSB, 0.30%, 10/3/2012 (4)	126	126
Wilmington Trust National Association, 0.30%, 10/3/2012 (4)	126	126
Wisconsin Community Bank, 0.30%, 10/3/2012 (4)	36,268	36,268
Wolverine Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	9	9
Xenith Bank, 0.30%, 10/3/2012 (4)	9,973	9,973

Total Bank Obligations	(Cost $5,008,301)	5,008,301

Floating Rate Demand Notes - 6.5%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (5)	5,560,001	5,560,001

Total Floating Rate Demand Notes	(Cost $5,560,001)	5,560,001

U.S. Government Obligations - 2.3%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (6)	2,000,000		1,998,866

Total U.S. Government Obligations	(Cost $1,998,866)		1,998,866

Total Investments - 100.2%	(Cost $81,874,653	)(2)	85,482,718

Liabilities less Other Assets - (0.2%)			(148,737)

Total Net Assets - 100.0%			85,333,981

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,781	14,960
The Flex-funds Balanced Fund	938	9,521
The Flex-funds Dynamic Growth Fund	572	5,034
The Flex-funds Muirfield Fund	1,648	9,641
The Flex-funds Quantex Fund	716	17,263
The Flex-funds Utilities & Infrastructure Fund	205	5,105

Total Trustee Deferred Compensation	(Cost $53,044)	61,524

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2012, notional value $19,720,250	55	(247,225)
Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $1,775,700	18	(31,995)

Total Futures Contracts (Long and Short)	73	(279,220)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$78,475,551	$(279,220)
Level 2 - Other Significant Observable Inputs	7,007,167	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$85,482,718	$(279,220)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $347,751.  Cost for federal income tax purposes of $82,222,404 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,637,409
Unrealized depreciation	(377,095)
Net unrealized appreciation (depreciation)	$3,260,314

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of September 30, 2012, illiquid securities represented 5.9% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 79.2%

Energy Select Sector SPDR Fund	53,975	3,963,654
iShares Dow Jones U.S. Real Estate Index Fund	159,900	10,294,362
iShares MSCI EAFE Index Fund	72,000	3,816,000
iShares MSCI Emerging Markets Index Fund	83,300	3,442,373
iShares Russell 2000 Growth Index Fund	52,375	5,007,574
Ivy Mid Cap Growth Fund	387,406	7,205,756
Materials Select Sector SPDR Trust	44,775	1,647,720
Oppenheimer Developing Markets Fund	107,064	3,596,295
Oppenheimer Equity Income Fund	222,925	5,722,475
Oppenheimer International Growth Fund	126,010	3,684,539
RidgeWorth Small Cap Value Equity Fund	384,196	5,225,066
RS Global Natural Resources Fund	126,977	4,858,146
Wells Fargo Advantage Growth Fund	150,737	6,645,995

Total Registered Investment Companies	(Cost $62,024,110)	65,109,955

Money Market Registered Investment Companies - 10.5%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	8,619,123	8,619,123

Total Money Market Registered Investment Companies	(Cost $8,619,123)	8,619,123

Bank Obligations - 6.1%

Access National Bank, 0.30%, 10/3/2012 (4)	129	129
Allied Bank, 0.30%, 10/3/2012 (4)	577	577
Alma Bank, 0.30%, 10/3/2012 (4)	10,854	10,854
Alpine Bank, 0.30%, 10/3/2012 (4)	43	43
Ameriana Bank, 0.30%, 10/3/2012 (4)	43	43
American Enterprise Bank of Florida, 0.30%, 10/3/2012 (4)	2,733	2,733
American Momentum Bank, 0.30%, 10/3/2012 (4)	11,279	11,279
American National Bank, 0.30%, 10/3/2012 (4)	2,332	2,332
American National Bank-Fox Cities, 0.30%, 10/3/2012 (4)	445	445
American Savings Bank F.S.B., 0.30%, 10/3/2012 (4)	43	43
American Savings Bank FSB, 0.30%, 10/3/2012 (4)	941	941
Americas United Bank, 0.30%, 10/3/2012 (4)	4,710	4,710
AmFirst Bank N.A., 0.30%, 10/3/2012 (4)	891	891
Anthem Bank & Trust, 0.30%, 10/3/2012 (4)	1,858	1,858
Arizona Bank & Trust, 0.30%, 10/3/2012 (4)	3,304	3,304
Arvest Bank, 0.30%, 10/3/2012 (4)	125	125
Associated Bank NA, 0.30%, 10/3/2012 (4)	6	6
Austin Bank of Chicago, 0.30%, 10/3/2012 (4)	1,858	1,858
Avidia Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
Bancorp Bank, 0.30%, 10/3/2012 (4)	20,169	20,169
Bank Hapoalim B.M., 0.30%, 10/3/2012 (4)	3,178	3,178
Bank Leumi USA, 0.30%, 10/3/2012 (4)	240,269	240,269
Bank of America National Association, 0.30%, 10/3/2012 (4)	2,663	2,663
Bank of Augusta, 0.30%, 10/3/2012 (4)	1,934	1,934
Bank of Cadiz and Trust Company, 0.30%, 10/3/2012 (4)	2,792	2,792
Bank of Cave City, 0.30%, 10/3/2012 (4)	893	893

Bank of England, 0.30%, 10/3/2012 (4)	3,993	3,993
Bank of Fayetteville, 0.30%, 10/3/2012 (4)	220	220
Bank of Hawaii, 0.30%, 10/3/2012 (4)	114	114
Bank of Houston, 0.30%, 10/3/2012 (4)	12,278	12,278
Bank of Jackson Hole, 0.30%, 10/3/2012 (4)	4,776	4,776
Bank of Manhattan N.A., 0.30%, 10/3/2012 (4)	4,236	4,236
Bank of Marin, 0.30%, 10/3/2012 (4)	125	125
Bank of Missouri, 0.30%, 10/3/2012 (4)	14,368	14,368
Bank of Princeton, 0.30%, 10/3/2012 (4)	1,481	1,481
Bank of the Ozarks, 0.30%, 10/3/2012 (4)	126	126
Bank of the Panhandle, 0.30%, 10/3/2012 (4)	2,255	2,255
Bank of the Sierra, 0.30%, 10/3/2012 (4)	13	13
Bank of the West, 0.30%, 10/3/2012 (4)	133	133
Bar Harbor Bank & Trust, 0.30%, 10/3/2012 (4)	2,352	2,352
Barrington Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Belmont Savings Bank, 0.30%, 10/3/2012 (4)	9,748	9,748
Benchmark Bank, 0.30%, 10/3/2012 (4)	487	487
Benefit Bank, 0.30%, 10/3/2012 (4)	2,799	2,799
Berkshire Bank, 0.30%, 10/3/2012 (4)	17,433	17,433
Beverly Bank & Trust Company National Associa, 0.30%, 10/3/2012 (4)	2,799	2,799
Biltmore Bank of Arizona, 0.30%, 10/3/2012 (4)	4,767	4,767
BMO Harris Bank National Association, 0.30%, 10/3/2012 (4)	130	130
BOKF National Association, 0.30%, 10/3/2012 (4)	137	137
Boone Bank & Trust Co., 0.30%, 10/3/2012 (4)	3,827	3,827
Boston Private Bank & Trust Company, 0.30%, 10/3/2012 (4)	229	229
Branch Banking and Trust Company, 0.30%, 10/3/2012 (4)	146	146
Brookhaven Bank, 0.30%, 10/3/2012 (4)	4,236	4,236
Buckeye Community Bank, 0.30%, 10/3/2012 (4)	-	-
Business Bank, 0.30%, 10/3/2012 (4)	3,009	3,009
Business Bank, 0.30%, 10/3/2012 (4)	1,876	1,876
Business Bank of Saint Louis, 0.30%, 10/3/2012 (4)	675	675
Business First Bank, 0.30%, 10/3/2012 (4)	7,114	7,114
Cache Valley Bank, 0.30%, 10/3/2012 (4)	9,249	9,249
Cadence Bank N.A., 0.30%, 10/3/2012 (4)	89,647	89,647
California Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
Capital Bank, 0.30%, 10/3/2012 (4)	2,455	2,455
Capital One National Association, 0.30%, 10/3/2012 (4)	25,510	25,510
CapitalMark Bank & Trust, 0.30%, 10/3/2012 (4)	17,471	17,471
CapStar Bank, 0.30%, 10/3/2012 (4)	16,816	16,816
CapStone Bank, 0.30%, 10/3/2012 (4)	6,054	6,054
Cardinal Bank, 0.30%, 10/3/2012 (4)	13,036	13,036
Carolina Alliance Bank, 0.30%, 10/3/2012 (4)	228	228
Carver Federal Savings Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
Cathay Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
CBank, 0.30%, 10/3/2012 (4)	892	892
Cedar Rapids Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,744	6,744
Celtic Bank, 0.30%, 10/3/2012 (4)	10,560	10,560
Centennial Bank, 0.30%, 10/3/2012 (4)	125	125
Centra Bank Inc., 0.30%, 10/3/2012 (4)	4,775	4,775
Central Bank, 0.30%, 10/3/2012 (4)	1,424	1,424
Central Bank Illinois, 0.30%, 10/3/2012 (4)	26	26
Central Bank of Kansas City, 0.30%, 10/3/2012 (4)	43	43
CheckSpring Bank, 0.30%, 10/3/2012 (4)	87	87
Chemical Bank, 0.30%, 10/3/2012 (4)	127	127
Chickasha Bank & Trust Company, 0.30%, 10/3/2012 (4)	907	907
Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	7,718	7,718
Citizens Bank of Pennsylvania, 0.30%, 10/3/2012 (4)	109	109
Citizens Banking Company, 0.30%, 10/3/2012 (4)	6	6
Citizens National Bank, 0.30%, 10/3/2012 (4)	444	444
Citizens National Bank of Bluffton, 0.30%, 10/3/2012 (4)	90	90

City First Bank of D.C. National Association, 0.30%, 10/3/2012 (4)	3,847	3,847
City National Bank, 0.30%, 10/3/2012 (4)	127	127
City National Bank of Sulphur Springs, 0.30%, 10/3/2012 (4)	43	43
City National Bank of Taylor, 0.30%, 10/3/2012 (4)	125	125
Cole Taylor Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Collin Bank, 0.30%, 10/3/2012 (4)	2,759	2,759
Columbia State Bank, 0.30%, 10/3/2012 (4)	127	127
Columbus First Bank, 0.30%, 10/3/2012 (4)	1,860	1,860
Comerica Bank, 0.30%, 10/3/2012 (4)	226	226
Commencement Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Commerce National Bank, 0.30%, 10/3/2012 (4)	1,076	1,076
Community Bank, 0.30%, 10/3/2012 (4)	13	13
Community Bank & Trust, 0.30%, 10/3/2012 (4)	6,105	6,105
Community Bank of Oelwein, 0.30%, 10/3/2012 (4)	2,905	2,905
Community Bank of Santa Maria, 0.30%, 10/3/2012 (4)	220	220
Community Bank of the Bay, 0.30%, 10/3/2012 (4)	125	125
Community Mutual Savings Bank, 0.30%, 10/3/2012 (4)	12,243	12,243
Community National Bank, 0.30%, 10/3/2012 (4)	3,683	3,683
Community Trust Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Compass Bank, 0.30%, 10/3/2012 (4)	7,539	7,539
Congressional Bank, 0.30%, 10/3/2012 (4)	2,851	2,851
Cooper State Bank, 0.30%, 10/3/2012 (4)	897	897
Crescent State Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Crystal Lake Bank and Trust Company N.A., 0.30%, 10/3/2012 (4)	219	219
Delta Trust & Bank, 0.30%, 10/3/2012 (4)	12,390	12,390
DeWitt Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Diamond Bank, 0.30%, 10/3/2012 (4)	6,592	6,592
DMB Community Bank, 0.30%, 10/3/2012 (4)	7,799	7,799
Dollar Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	124	124
Dubuque Bank & Trust Company, 0.30%, 10/3/2012 (4)	22,773	22,773
Eagle Bank and Trust Company, 0.30%, 10/3/2012 (4)	2,167	2,167
EagleBank, 0.30%, 10/3/2012 (4)	240,000	240,000
East River Bank, 0.30%, 10/3/2012 (4)	444	444
East West Bank, 0.30%, 10/3/2012 (4)	206,548	206,548
Empire National Bank, 0.30%, 10/3/2012 (4)	891	891
Encore Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Encore National Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
Enterprise Bank & Trust, 0.30%, 10/3/2012 (4)	10,990	10,990
Equity Bank A National Association, 0.30%, 10/3/2012 (4)	7,441	7,441
Exchange Bank & Trust Company, 0.30%, 10/3/2012 (4)	6,379	6,379
Exchange State Bank, 0.30%, 10/3/2012 (4)	894	894
Fannin Bank, 0.30%, 10/3/2012 (4)	2	2
Farmers & Merchants Bank of Long Beach, 0.30%, 10/3/2012 (4)	43	43
Farmers & Merchants State Bank, 0.30%, 10/3/2012 (4)	132	132
Farmers and Merchants State Bank of Blooming , 0.30%, 10/3/2012 (4)	2,114	2,114
Farmers Bank, 0.30%, 10/3/2012 (4)	38	38
Farmers Exchange Bank, 0.30%, 10/3/2012 (4)	3,899	3,899
Farmers State Bank, 0.30%, 10/3/2012 (4)	2	2
Fidelity Bank, 0.30%, 10/3/2012 (4)	8,095	8,095
Fifth Third Bank, 0.30%, 10/3/2012 (4)	80,406	80,406
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust, 0.30%, 10/3/2012 (4)	43	43
First Bank & Trust National Association, 0.30%, 10/3/2012 (4)	4	4
First Bank & Trust of Milbank, 0.30%, 10/3/2012 (4)	4	4
First Bank Financial Centre, 0.30%, 10/3/2012 (4)	220	220
First Choice Bank, 0.30%, 10/3/2012 (4)	7,908	7,908
First Commercial Bank, 0.30%, 10/3/2012 (4)	220	220
First Commercial Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
First Community Bank, 0.30%, 10/3/2012 (4)	9,728	9,728

First County Bank, 0.30%, 10/3/2012 (4)	1,572	1,572
First Federal Bank, 0.30%, 10/3/2012 (4)	3,128	3,128
First Foundation Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
First International Bank & Trust, 0.30%, 10/3/2012 (4)	110	110
First Internet Bank of Indiana, 0.30%, 10/3/2012 (4)	9,728	9,728
First Interstate Bank, 0.30%, 10/3/2012 (4)	128	128
First N.A., 0.30%, 10/3/2012 (4)	4,258	4,258
First National Bank, 0.30%, 10/3/2012 (4)	9,932	9,932
First National Bank, 0.30%, 10/3/2012 (4)	220	220
First National Bank - Fox Valley, 0.30%, 10/3/2012 (4)	119	119
First National Bank in Green Forest, 0.30%, 10/3/2012 (4)	309	309
First National Bank in Sioux Falls, 0.30%, 10/3/2012 (4)	43	43
First National Bank of America, 0.30%, 10/3/2012 (4)	237	237
First National Bank of Fort Smith, 0.30%, 10/3/2012 (4)	124	124
First National Bank of Long Island, 0.30%, 10/3/2012 (4)	46,587	46,587
First National Bank of Omaha, 0.30%, 10/3/2012 (4)	128	128
First National Bank of Pandora, 0.30%, 10/3/2012 (4)	3	3
First National Bank of Santa Fe, 0.30%, 10/3/2012 (4)	1,856	1,856
First Premier Bank, 0.30%, 10/3/2012 (4)	6,635	6,635
First Security Bank, 0.30%, 10/3/2012 (4)	229	229
First Security Bank & Trust Company, 0.30%, 10/3/2012 (4)	220	220
First State Bank, 0.30%, 10/3/2012 (4)	87	87
First State Bank, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of DeQueen, 0.30%, 10/3/2012 (4)	2,745	2,745
First State Bank of Northwest Arkansas, 0.30%, 10/3/2012 (4)	1,707	1,707
First Trade Union Bank, 0.30%, 10/3/2012 (4)	3,750	3,750
First Utah Bank, 0.30%, 10/3/2012 (4)	229	229
First Virginia Community Bank, 0.30%, 10/3/2012 (4)	3,812	3,812
First Western Bank, 0.30%, 10/3/2012 (4)	3	3
First-Citizens Bank & Trust Company, 0.30%, 10/3/2012 (4)	161,531	161,531
FirstAtlantic Bank, 0.30%, 10/3/2012 (4)	1,346	1,346
FirstBank, 0.30%, 10/3/2012 (4)	218	218
FirstBank Puerto Rico, 0.30%, 10/3/2012 (4)	89,508	89,508
FirstMerit Bank National Association, 0.30%, 10/3/2012 (4)	133	133
Flagship Community Bank, 0.30%, 10/3/2012 (4)	218	218
Flatirons Bank, 0.30%, 10/3/2012 (4)	2,792	2,792
Florida Business Bank, 0.30%, 10/3/2012 (4)	909	909
Florida Parishes Bank, 0.30%, 10/3/2012 (4)	43	43
Forrest City Bank NA, 0.30%, 10/3/2012 (4)	444	444
Fortune Bank, 0.30%, 10/3/2012 (4)	2,878	2,878
Fox Chase Bank, 0.30%, 10/3/2012 (4)	174	174
Franklin Synergy Bank, 0.30%, 10/3/2012 (4)	12,123	12,123
Frost National Bank, 0.30%, 10/3/2012 (4)	125	125
Genesee Regional Bank, 0.30%, 10/3/2012 (4)	8,045	8,045
Georgia Bank & Trust Company of Augusta, 0.30%, 10/3/2012 (4)	7,861	7,861
Georgia Banking Company, 0.30%, 10/3/2012 (4)	5,950	5,950
German American Bancorp, 0.30%, 10/3/2012 (4)	43	43
Glacier Bank, 0.30%, 10/3/2012 (4)	125	125
Glens Falls National Bank and Trust Company, 0.30%, 10/3/2012 (4)	43	43
Golden Pacific Bank National Association, 0.30%, 10/3/2012 (4)	220	220
Gotham Bank of New York, 0.30%, 10/3/2012 (4)	3,946	3,946
Grand Savings Bank, 0.30%, 10/3/2012 (4)	2,325	2,325
Grand Valley Bank, 0.30%, 10/3/2012 (4)	43	43
Grandpoint Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Green Bank National Association, 0.30%, 10/3/2012 (4)	27	27
Guaranty Bank, 0.30%, 10/3/2012 (4)	4,813	4,813
Guaranty Bond Bank, 0.30%, 10/3/2012 (4)	72,318	72,318
GulfShore Bank, 0.30%, 10/3/2012 (4)	2,801	2,801
Happy State Bank, 0.30%, 10/3/2012 (4)	110	110
Heartland Bank, 0.30%, 10/3/2012 (4)	6	6
Heartland Bank, 0.30%, 10/3/2012 (4)	13	13

Helena National Bank, 0.30%, 10/3/2012 (4)	1,757	1,757
Heritage Oaks Bank, 0.30%, 10/3/2012 (4)	218	218
Hingham Institution for Savings, 0.30%, 10/3/2012 (4)	9,431	9,431
Hinsdale Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Home Federal Bank, 0.30%, 10/3/2012 (4)	5,309	5,309
Horizon Bank National Association, 0.30%, 10/3/2012 (4)	43	43
Hyperion Bank, 0.30%, 10/3/2012 (4)	465	465
IBERIABANK, 0.30%, 10/3/2012 (4)	57,097	57,097
Icon Bank of Texas National Association, 0.30%, 10/3/2012 (4)	3,277	3,277
Independence Bank, 0.30%, 10/3/2012 (4)	146	146
Independent Bank of Texas, 0.30%, 10/3/2012 (4)	1,121	1,121
Inland Bank and Trust, 0.30%, 10/3/2012 (4)	43	43
Integrity Bank, 0.30%, 10/3/2012 (4)	6,750	6,750
Investors Community Bank, 0.30%, 10/3/2012 (4)	898	898
Isabella Bank, 0.30%, 10/3/2012 (4)	919	919
Israel Discount Bank of New York, 0.30%, 10/3/2012 (4)	65,509	65,509
JPMorgan Chase Bank National Association, 0.30%, 10/3/2012 (4)	51	51
Kaiser Federal Bank, 0.30%, 10/3/2012 (4)	3,277	3,277
Katahdin Trust Company, 0.30%, 10/3/2012 (4)	4,740	4,740
KeyBank National Association, 0.30%, 10/3/2012 (4)	2,314	2,314
KeySource Commercial Bank, 0.30%, 10/3/2012 (4)	318	318
Lake Forest Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lake National Bank, 0.30%, 10/3/2012 (4)	89	89
Landmark Community Bank, 0.30%, 10/3/2012 (4)	1,872	1,872
Landmark National Bank, 0.30%, 10/3/2012 (4)	126	126
Leader Bank National Association, 0.30%, 10/3/2012 (4)	2,191	2,191
Legacy Bank, 0.30%, 10/3/2012 (4)	220	220
Legacy National Bank, 0.30%, 10/3/2012 (4)	897	897
LegacyTexas Bank, 0.30%, 10/3/2012 (4)	6	6
Level One Bank, 0.30%, 10/3/2012 (4)	5,472	5,472
Lewis & Clark Bank, 0.30%, 10/3/2012 (4)	1,856	1,856
Libertad Bank SSB, 0.30%, 10/3/2012 (4)	1,001	1,001
Liberty Bank, 0.30%, 10/3/2012 (4)	43	43
Liberty Bank, 0.30%, 10/3/2012 (4)	83,392	83,392
Liberty Bank National Association, 0.30%, 10/3/2012 (4)	1	1
Liberty Bank of Arkansas, 0.30%, 10/3/2012 (4)	233	233
Libertyville Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Lifestore Bank, 0.30%, 10/3/2012 (4)	221	221
Lone Star National Bank, 0.30%, 10/3/2012 (4)	16,794	16,794
MainStreet Bank, 0.30%, 10/3/2012 (4)	4,774	4,774
Manufacturers Bank, 0.30%, 10/3/2012 (4)	26,874	26,874
MB Financial Bank N.A., 0.30%, 10/3/2012 (4)	111	111
mBank, 0.30%, 10/3/2012 (4)	43	43
Mercantil Commercebank National Association, 0.30%, 10/3/2012 (4)	43	43
Mercantile Bank & Trust Company, 0.30%, 10/3/2012 (4)	3,810	3,810
Mercantile Bank of Michigan, 0.30%, 10/3/2012 (4)	10,470	10,470
Merchants & Farmers Bank, 0.30%, 10/3/2012 (4)	444	444
Merchants Bank, 0.30%, 10/3/2012 (4)	126	126
Merchants Bank of Indiana, 0.30%, 10/3/2012 (4)	1,857	1,857
Meridian Bank, 0.30%, 10/3/2012 (4)	3,891	3,891
Metropolitan Capital Bank & Trust, 0.30%, 10/3/2012 (4)	4,448	4,448
Metropolitan National Bank, 0.30%, 10/3/2012 (4)	17,256	17,256
Midwest Regional Bank, 0.30%, 10/3/2012 (4)	173	173
Mifflin County Savings Bank, 0.30%, 10/3/2012 (4)	444	444
MileStone Bank, 0.30%, 10/3/2012 (4)	219	219
Miners Bank, 0.30%, 10/3/2012 (4)	3,607	3,607
Minnesota Bank & Trust, 0.30%, 10/3/2012 (4)	4,322	4,322
National Bank & Trust Company, 0.30%, 10/3/2012 (4)	127	127
National Bank of California, 0.30%, 10/3/2012 (4)	90	90

Needham Bank, 0.30%, 10/3/2012 (4)	16,565	16,565
New Mexico Bank & Trust, 0.30%, 10/3/2012 (4)	130	130
Newburyport Five Cents Savings Bank, 0.30%, 10/3/2012 (4)	15	15
NOA Bank, 0.30%, 10/3/2012 (4)	2,791	2,791
Noah Bank, 0.30%, 10/3/2012 (4)	1,858	1,858
North Jersey Community Bank, 0.30%, 10/3/2012 (4)	6,381	6,381
North Shore Community Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,717	4,717
North Side Bank & Trust Company, 0.30%, 10/3/2012 (4)	5	5
Northbrook Bank & Trust Company, 0.30%, 10/3/2012 (4)	226	226
Northern Bank & Trust Company, 0.30%, 10/3/2012 (4)	10,319	10,319
Nuvo Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,834	2,834
Oak View National Bank, 0.30%, 10/3/2012 (4)	444	444
Oasis Bank SSB, 0.30%, 10/3/2012 (4)	173	173
OceanFirst Bank, 0.30%, 10/3/2012 (4)	444	444
Ohio Commerce Bank, 0.30%, 10/3/2012 (4)	978	978
Ohio Valley Bank Company, 0.30%, 10/3/2012 (4)	2	2
Old Plank Trail Community Bank National Assoc, 0.30%, 10/3/2012 (4)	2,603	2,603
One Bank & Trust National Association, 0.30%, 10/3/2012 (4)	125	125
OneWest Bank FSB, 0.30%, 10/3/2012 (4)	9,996	9,996
Ossian State Bank, 0.30%, 10/3/2012 (4)	173	173
Pacific Commerce Bank, 0.30%, 10/3/2012 (4)	4,906	4,906
Pacific Enterprise Bank, 0.30%, 10/3/2012 (4)	6,543	6,543
Paragon Commercial Bank, 0.30%, 10/3/2012 (4)	67,119	67,119
Parkside Financial Bank & Trust, 0.30%, 10/3/2012 (4)	2,808	2,808
Peapack-Gladstone Bank, 0.30%, 10/3/2012 (4)	6	6
Pegasus Bank, 0.30%, 10/3/2012 (4)	43	43
Peoples Bank National Association, 0.30%, 10/3/2012 (4)	129	129
Peoples Bank of Commerce, 0.30%, 10/3/2012 (4)	577	577
Peoples Community Bank, 0.30%, 10/3/2012 (4)	3,560	3,560
Peoples United Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Petit Jean State Bank, 0.30%, 10/3/2012 (4)	442	442
Pine Bluff National Bank, 0.30%, 10/3/2012 (4)	125	125
PlainsCapital Bank, 0.30%, 10/3/2012 (4)	2	2
Plaza Bank, 0.30%, 10/3/2012 (4)	222	222
PNC Bank National Association, 0.30%, 10/3/2012 (4)	159	159
Post Oak Bank N.A., 0.30%, 10/3/2012 (4)	4,717	4,717
Premier Bank, 0.30%, 10/3/2012 (4)	5,665	5,665
Premier Bank, 0.30%, 10/3/2012 (4)	3,752	3,752
Premier Bank & Trust National Association, 0.30%, 10/3/2012 (4)	1,404	1,404
PrinsBank, 0.30%, 10/3/2012 (4)	43	43
Private Bank Minnesota, 0.30%, 10/3/2012 (4)	3,263	3,263
ProAmérica Bank, 0.30%, 10/3/2012 (4)	4,713	4,713
Professional Business Bank, 0.30%, 10/3/2012 (4)	893	893
Progress Bank and Trust, 0.30%, 10/3/2012 (4)	2,846	2,846
Quad City Bank and Trust Company, 0.30%, 10/3/2012 (4)	16,914	16,914
Quontic Bank, 0.30%, 10/3/2012 (4)	2,802	2,802
RBS Citizens National Association, 0.30%, 10/3/2012 (4)	118	118
Regent Bank, 0.30%, 10/3/2012 (4)	353	353
Regions Bank, 0.30%, 10/3/2012 (4)	130	130
Renasant Bank, 0.30%, 10/3/2012 (4)	2,910	2,910
Republic Bank, 0.30%, 10/3/2012 (4)	219	219
Republic Bank & Trust, 0.30%, 10/3/2012 (4)	929	929
Republic Bank & Trust Company, 0.30%, 10/3/2012 (4)	125	125
River Community Bank N.A., 0.30%, 10/3/2012 (4)	2,958	2,958
RiverBend Bank, 0.30%, 10/3/2012 (4)	130	130
Riverside Bank, 0.30%, 10/3/2012 (4)	37	37
Riverview Bank, 0.30%, 10/3/2012 (4)	1,853	1,853
Rockford Bank and Trust Company, 0.30%, 10/3/2012 (4)	3	3
Rockland Trust Company, 0.30%, 10/3/2012 (4)	18,549	18,549
Rockville Bank, 0.30%, 10/3/2012 (4)	4,876	4,876

Rocky Mountain Bank, 0.30%, 10/3/2012 (4)	4	4
RSNB Bank, 0.30%, 10/3/2012 (4)	1,360	1,360
Saratoga National Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Sauk Valley Bank & Trust Company, 0.30%, 10/3/2012 (4)	9	9
Savings Institute Bank and Trust Company, 0.30%, 10/3/2012 (4)	22	22
Schaumburg Bank & Trust Company National Asso, 0.30%, 10/3/2012 (4)	218	218
Seaside National Bank & Trust, 0.30%, 10/3/2012 (4)	18,433	18,433
Seaway Bank and Trust Company, 0.30%, 10/3/2012 (4)	4,972	4,972
Security First Bank, 0.30%, 10/3/2012 (4)	37	37
SharePlus Federal Bank, 0.30%, 10/3/2012 (4)	1,139	1,139
Signature Bank, 0.30%, 10/3/2012 (4)	113,116	113,116
Signature Bank, 0.30%, 10/3/2012 (4)	2,156	2,156
Signature Bank National Association, 0.30%, 10/3/2012 (4)	232	232
Solera National Bank, 0.30%, 10/3/2012 (4)	1,954	1,954
Southern Bancorp Bank, 0.30%, 10/3/2012 (4)	64	64
Southern Bank, 0.30%, 10/3/2012 (4)	8	8
Southwest Bank, 0.30%, 10/3/2012 (4)	1,955	1,955
Sovereign Bank National Association, 0.30%, 10/3/2012 (4)	58,796	58,796
St. Charles Bank & Trust Company, 0.30%, 10/3/2012 (4)	4,713	4,713
Standing Stone National Bank, 0.30%, 10/3/2012 (4)	88	88
State Bank and Trust Company, 0.30%, 10/3/2012 (4)	230	230
State Bank of the Lakes, 0.30%, 10/3/2012 (4)	43	43
Sterling National Bank, 0.30%, 10/3/2012 (4)	42,683	42,683
Sturdy Savings Bank, 0.30%, 10/3/2012 (4)	220	220
Summit Bank, 0.30%, 10/3/2012 (4)	1,622	1,622
Summit Bank & Trust, 0.30%, 10/3/2012 (4)	4,439	4,439
Summit Community Bank Inc., 0.30%, 10/3/2012 (4)	125	125
Sutton Bank, 0.30%, 10/3/2012 (4)	6	6
TD Bank N.A., 0.30%, 10/3/2012 (4)	240,000	240,000
Team Capital Bank, 0.30%, 10/3/2012 (4)	16,572	16,572
Texas Capital Bank National Association, 0.30%, 10/3/2012 (4)	149,009	149,009
Torrey Pines Bank, 0.30%, 10/3/2012 (4)	9,728	9,728
Touchmark National Bank, 0.30%, 10/3/2012 (4)	3,511	3,511
Town Bank, 0.30%, 10/3/2012 (4)	126	126
Transportation Alliance Bank Inc., 0.30%, 10/3/2012 (4)	6	6
Treynor State Bank, 0.30%, 10/3/2012 (4)	4,873	4,873
TriSummit Bank, 0.30%, 10/3/2012 (4)	5,287	5,287
U.S. Bank National Association, 0.30%, 10/3/2012 (4)	131	131
Uinta Bank, 0.30%, 10/3/2012 (4)	4,717	4,717
UMB Bank Arizona National Association, 0.30%, 10/3/2012 (4)	43	43
UMB Bank Colorado National Association, 0.30%, 10/3/2012 (4)	36	36
UMB Bank National Association, 0.30%, 10/3/2012 (4)	108	108
Umpqua Bank, 0.30%, 10/3/2012 (4)	50,083	50,083
Union Bank National Association, 0.30%, 10/3/2012 (4)	110	110
Union Bank of Mena, 0.30%, 10/3/2012 (4)	5	5
Union Center National Bank, 0.30%, 10/3/2012 (4)	26,379	26,379
United Bank, 0.30%, 10/3/2012 (4)	132	132
United Bank, 0.30%, 10/3/2012 (4)	221	221
United Bank Inc., 0.30%, 10/3/2012 (4)	3,883	3,883
United Community Bank, 0.30%, 10/3/2012 (4)	3	3
USNY Bank, 0.30%, 10/3/2012 (4)	1,862	1,862
Valley Bank, 0.30%, 10/3/2012 (4)	666	666
Valley National Bank, 0.30%, 10/3/2012 (4)	240,000	240,000
Valliance Bank, 0.30%, 10/3/2012 (4)	270	270
VantageSouth Bank, 0.30%, 10/3/2012 (4)	221	221
Veritex Community Bank National Association, 0.30%, 10/3/2012 (4)	91	91
Verus Bank of Commerce, 0.30%, 10/3/2012 (4)	12,873	12,873
Victory Bank, 0.30%, 10/3/2012 (4)	452	452
ViewPoint Bank National Association, 0.30%, 10/3/2012 (4)	17,322	17,322
Village Bank & Trust, 0.30%, 10/3/2012 (4)	126	126

Virginia Heritage Bank, 0.30%, 10/3/2012 (4)	3,993	3,993
Warren Bank & Trust Company, 0.30%, 10/3/2012 (4)	2,292	2,292
Washington Trust Bank, 0.30%, 10/3/2012 (4)	2,886	2,886
Washington Trust Company of Westerly, 0.30%, 10/3/2012 (4)	10,087	10,087
Wayne Savings Community Bank, 0.30%, 10/3/2012 (4)	-	-
Webster Bank National Association, 0.30%, 10/3/2012 (4)	126	126
Wells Fargo Bank National Association, 0.30%, 10/3/2012 (4)	240,000	240,000
West Town Savings Bank, 0.30%, 10/3/2012 (4)	37	37
Western Alliance Bank, 0.30%, 10/3/2012 (4)	125	125
Western National Bank, 0.30%, 10/3/2012 (4)	127	127
Wheaton Bank & Trust Company, 0.30%, 10/3/2012 (4)	43	43
Whidbey Island Bank, 0.30%, 10/3/2012 (4)	125	125
Wilmington Savings Fund Society FSB, 0.30%, 10/3/2012 (4)	126	126
Wilmington Trust National Association, 0.30%, 10/3/2012 (4)	126	126
Wisconsin Community Bank, 0.30%, 10/3/2012 (4)	36,268	36,268
Wolverine Bank Federal Savings Bank, 0.30%, 10/3/2012 (4)	9	9
Xenith Bank, 0.30%, 10/3/2012 (4)	9,973	9,973

Total Bank Obligations	(Cost $5,008,301)	5,008,301

Floating Rate Demand Notes - 2.4%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (5)	2,005,578	2,005,578

Total Floating Rate Demand Notes	(Cost $2,005,578)	2,005,578

U.S. Government Obligations - 2.4%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (6)	2,000,000		1,998,866

Total U.S. Government Obligations	(Cost $1,998,866)		1,998,866

Total Investments - 100.6%	(Cost $79,655,978	)(2)	82,741,823

Liabilities less Other Assets - (0.6%)			(457,642)

Total Net Assets - 100.0%			82,284,181

Trustee Deferred Compensation (7)

The Flex-funds Aggressive Growth Fund	1,551	13,028
The Flex-funds Balanced Fund	821	8,333
The Flex-funds Dynamic Growth Fund	499	4,391
The Flex-funds Muirfield Fund	1,446	8,459
The Flex-funds Quantex Fund	622	14,996
The Flex-funds Utilities & Infrastructure Fund	179	4,457

Total Trustee Deferred Compensation	(Cost $46,975)	53,664

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2012, notional value $8,246,650	23	(104,773)
Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $8,779,850	89	(158,017)

Total Futures Contracts	112	(262,790)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$75,734,656	$(262,790)
Level 2 - Other Significant Observable Inputs	7,007,167	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$82,741,823	$(262,790)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $317,330.  Cost for federal income tax purposes of $79,973,308 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,336,765
Unrealized depreciation	(568,250)
Net unrealized appreciation (depreciation)	$2,768,515

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request.  The maximum number of days from a redemption request to receiving the proceeds is nine days.  Hence the Fund may not be able to receive its proceeds within seven days.  As of September 30, 2012, illiquid securities represented 6.1% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 97.7%

Basic Materials - 2.0%
Alpha Natural Resources, Inc. (3)	9,985	65,601
United States Steel Corp.	7,700	146,839
Vulcan Materials Company	5,175	244,778

	(Cost $633,802)	457,218

Business Services - 6.7%
Cintas Corporation	5,855	242,573
DeVry, Inc.	5,305	120,742
H&R Block, Inc.	12,495	216,538
Interpublic Group of Companies, Inc./The	20,965	233,131
Robert Half International, Inc.	7,165	190,804
R.R. Donnelly & Sons Company	14,135	149,831
Ryder System, Inc.	3,840	149,990
Total System Services, Inc.	10,435	247,310

	(Cost $1,665,637)	1,550,919

Communications - 1.0%
Cablevision Systems Corp.	14,355	227,527

	(Cost $211,233)	227,527

Consumer Cyclical - 1.7%
Hasbro, Inc.	6,390	243,874
Netflix, Inc. (3)	2,945	160,326

	(Cost $448,063)	404,200

Consumer Goods - 12.8%
Avery Dennison Corp.	7,110	226,240
Bemis Company, Inc.	6,780	213,367
Constellation Brands, Inc. (3)	9,870	319,295
Dean Foods Company (3)	18,215	297,815
Harman International Industries, Inc.	5,360	247,418
Hormel Foods Corp.	6,970	203,803
International Flavors & Fragrances, Inc.	3,890	231,766
JC Penney Company, Inc.	5,800	140,882
Masco Corp.	19,470	293,023
Newell Rubbermaid, Inc.	12,635	241,202
Owens-Illinois, Inc. (3)	10,530	197,543
Pitney Bowes, Inc.	10,995	151,951
Sealed Air Corp.	11,845	183,123

	(Cost $2,893,112)	2,947,428

Consumer Services - 14.3%
Abercrombie and Fitch Co.	4,170	141,446
AutoNation, Inc. (3)	5,530	241,495
Big Lots, Inc. (3)	5,395	159,584
D.R. Horton, Inc.	16,175	333,609
Expedia, Inc.	7,030	406,615
GameStop Corp.	8,445	177,345
Lennar Corp.	10,385	361,087
PulteGroup, Inc. (3)	32,343	501,317
Sears Holdings Corp. (3)	6,415	355,968
Sears Hometown & Outlet Stores - Rights (3)	6,415	17,449
SUPERVALU, Inc.	25,125	60,551
TripAdvisor, Inc. (3)	8,090	266,404
Urban Outfitters, Inc. (3)	7,400	277,944

	(Cost $2,642,097)	3,300,814

Energy - 6.2%
Diamond Offshore Drilling, Inc.	3,690	242,839
Nabors Industries, Ltd. (3)	11,765	165,063
Newfield Exploration Company (3)	5,395	168,971
Rowan Companies (3)	6,715	226,766
SunCoke Energy, Inc. (3)	2,635	42,476
Sunoco, Inc.	4,965	232,511
Tesoro Corp.	8,730	365,787

	(Cost $1,312,380)	1,444,413

Financial Services - 14.9%
Apartment Investment & Management Company (4)	8,900	231,311
Assurant, Inc.	4,960	185,008
Cincinnati Financial Corporation	6,690	253,350
E*TRADE Financial Corp. (3)	25,627	225,518
Equifax, Inc.	5,265	245,244
Federated Investors, Inc.	13,470	278,694
First Horizon National Corp.	25,502	245,584
Genworth Financial, Inc. (3)	31,150	162,915
Hudson City Bancorp, Inc.	32,640	259,325
Huntington Bancshares, Inc.	37,160	256,218
Legg Mason, Inc.	8,475	209,163
NASDAQ OMX Group, Inc./The	8,330	194,006
People's United Financial, Inc.	15,870	192,662
Torchmark Corp.	4,695	241,088
Wells Fargo & Co. Preferred (3)	1	0
Zions Bancorporation	12,535	258,973

	(Cost $3,362,550)	3,439,059

Hardware - 6.7%
Advanced Micro Devices, Inc. (3)	37,780	127,319
Jabil Circuit, Inc.	10,380	194,314
JDS Uniphase Corp. (3)	19,547	241,992
Lam Research Corp. (3)	5,557	176,601
Lexmark International, Inc.	6,175	137,394
LSI Corp. (3)	34,285	236,909
Molex, Inc.	8,540	224,431
Teradyne, Inc. (3)	14,965	212,802

	(Cost $1,727,868)	1,551,762

Healthcare - 6.5%
Coventry Health Care, Inc.	6,710	279,740
DENTSPLY International, Inc.	5,820	221,975
Hospira, Inc. (3)	6,710	220,222
Patterson Companies, Inc.	6,905	236,427
PerkinElmer, Inc.	10,195	300,447
Tenet Healthcare Corp. (3)	39,770	249,358

	(Cost $1,310,854)	1,508,169

Industrial Materials - 7.6%
Allegheny Technologies, Inc.	4,265	136,054
FLIR Systems, Inc.	8,135	162,497
Goodyear Tire & Rubber Company/The (3)	14,395	175,475
Leggett & Platt, Inc.	8,850	221,692
Leucadia National Corp.	8,960	203,840
SAIC, Inc.	16,595	199,804
Snap-on, Inc.	4,030	289,636
Titanium Metals Corp.	13,615	174,680
Xylem, Inc.	7,950	199,942

	(Cost $1,947,514)	1,763,620

Media - 3.3%
Gannett Company, Inc.	15,250	270,688
Scripps Networks Interactive	4,805	294,210
Washington Post Company/The	540	196,036

	(Cost $682,554)	760,934

Real Estate Management - 1.1%
CBRE Group, Inc. (3)	13,400	246,694

	(Cost $223,240)	246,694

Software - 2.0%
Compuware Corp. (3)	24,520	242,503
Dun & Bradstreet Corp./The	2,725	216,964

	(Cost $445,324)	459,467

Technology - 4.6%
Computer Sciences Corp.	8,610	277,328
First Solar, Inc. (3)	6,040	133,756
Harris Corp.	5,660	289,905
Whirlpool Corp.	4,300	356,513

	(Cost $882,873)	1,057,502

Utilities - 6.6%
AGL Resources, Inc.	4,826	197,432
Integrys Energy Group, Inc.	3,760	196,272
MetroPCS Communications, Inc. (3)	23,505	275,244
NRG Energy, Inc.	11,255	240,744
Pepco Holdings, Inc.	10,055	190,040
Quanta Services, Inc. (3)	9,465	233,785
TECO Energy, Inc.	10,660	189,108

	(Cost $1,429,520)	1,522,625

Total Common Stocks	(Cost $21,818,621)	22,642,351

Money Market Registered Investment Companies - 1.9%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (5)	445,774	445,774

Total Money Market Registered Investment Companies	(Cost $445,774)	445,774

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 10/1/2012 (6)	86	86

Total Floating Rate Demand Notes	(Cost $86)	86

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.13%, due 3/7/2013 (7)	100,000		99,943

Total U.S. Government Obligations	(Cost $99,943)		99,943

Total Investments - 100.0%	(Cost $22,364,424	)(2)	23,188,154

Other Assets less Liabilities - 0.0%			2,702

Total Net Assets - 100.0%			23,190,856

Trustee Deferred Compensation (8)

The Flex-funds Aggressive Growth Fund	792	6,653
The Flex-funds Balanced Fund	415	4,212
The Flex-funds Dynamic Growth Fund	253	2,226
The Flex-funds Muirfield Fund	1,624	9,500
The Flex-funds Quantex Fund	1,117	26,931
The Flex-funds Utilities & Infrastructure Fund	92	2,291

Total Trustee Deferred Compensation	(Cost $39,249)	51,813

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring December 2012, notional value $591,900	6	(12,305)

Total Futures Contracts	6	(12,305)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$23,088,211	$(12,305)
Level 2 - Other Significant Observable Inputs	99,943	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$23,188,154	$(12,305)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $158,145.  Cost for federal income tax purposes of $22,522,569 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,983,212
Unrealized depreciation	(2,317,627)
Net unrealized appreciation (depreciation)	$665,585

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(6)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012.

(7)	Pledged as collateral on Futures Contracts.

(8)	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 95.9%

Electric Utility 15.3%
Enersis S.A. - ADR (4)	43,251	708,884
General Electric Co.	58,764	1,334,530
ITC Holdings Corp.	17,644	1,333,534
MDU Resources Group, Inc.	54,783	1,207,417
Northeast Utilities	12,186	465,871

	(Cost $4,936,918)	5,050,236

Natural Gas Distribution 13.9%
Energy Transfer Equity, L.P.	17,674	798,865
MarkWest Energy Partners, L.P.	15,397	837,905
National Grid PLC - ADR (4)	16,308	902,811
ONEOK, Inc.	15,278	738,080
Williams Companies, Inc./The	38,615	1,350,366

	(Cost $3,465,623)	4,628,027

Oil Exploration & Production 7.1%
Energen Corporation	11,931	625,304
Ensco PLC - ADR (4)	13,087	714,027
EQT Corp.	17,216	1,015,744

	(Cost $2,146,630)	2,355,075

Pipelines 18.0%
Enterprise Products Partners, L.P.	26,354	1,412,574
Kinder Morgan Energy Partners, L.P.	12,857	1,060,703
National Fuel Gas Co.	20,831	1,125,707
Questar Corp.	76,826	1,561,873
Spectra Energy Corp.	26,919	790,342

	(Cost $4,768,266)	5,951,199

Telephone & Telecommunications 18.5%
American Tower Corp.	10,635	759,233
AT&T, Inc.	39,215	1,478,405
QUALCOMM, Inc.	21,369	1,334,921
Telephone and Data Systems, Inc.	30,104	770,963
Verizon Communications, Inc.	17,409	793,328
Vodafone Group PLC - ADR (4)	32,442	924,597

	(Cost $5,276,095)	6,061,447

Utility Services - 18.4%
ABB Limited - ADR (3)(4)	34,435	643,935
EnerSys (3)	13,480	475,709
Fluor Corp.	24,294	1,367,266
NiSource, Inc.	112,054	2,855,135
Siemens AG-Spons ADR (4)	7,405	741,611

	(Cost $5,199,041)	6,083,656

Water Utility - 4.6%
American Water Works Co., Inc.	37,299	1,382,301
Veolia Environnement - ADR (4)	13,980	151,264

	(Cost $1,130,362)	1,533,565

Total Common Stocks	(Cost $26,922,935)	31,663,205

Money Market Registered Investment Companies - 4.2%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (5)	1,378,807		1,378,807

Total Money Market Registered Investment Companies	(Cost $1,378,807)		1,378,807

Total Investments - 100.1%	(Cost $28,301,742	)(2)	33,042,012

Liabilities less Other Assets - (0.1%)			(22,025)

Total Net Assets - 100.0%			33,019,987

Trustee Deferred Compensation (6)

The Flex-funds Aggressive Growth Fund	957	8,039
The Flex-funds Balanced Fund	503	5,105
The Flex-funds Dynamic Growth Fund	306	2,693
The Flex-funds Muirfield Fund	1,545	9,038
The Flex-funds Quantex Fund	978	23,580
The Flex-funds Utilities & Infrastructure Fund	111	2,764

Total Trustee Deferred Compensation	(Cost $39,853)	51,219

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$33,042,012	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,042,012	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $99,197.  Cost for federal income tax purposes of $28,400,939 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,354,645
Unrealized depreciation	(713,572)
Net unrealized appreciation (depreciation)	$4,641,073

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(6)	Assets of affiliates to The Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 96.3%

AllianceBernstein High Income Fund	559,554	5,231,828
DoubleLine Total Return Bond Fund	638,277	7,310,272
Federated Bond Fund	1,034,302	9,949,989
Goldman Sachs Emerging Market Debt	146,337	2,034,078
iShares iBoxx $ High Yield Corporate Bond Fund	24,900	2,298,270
iShares iBoxx $ Investment Grade Corporate Bond Fund	59,925	7,297,067
iShares JP Morgan USD Emerging Markets Bond Fund	38,050	4,613,943
Ivy High Income Fund	749,049	6,381,899
Pimco Total Return ETF	56,750	6,172,698
SPDR Barclays Capital High Yield Bond ETF	57,500	2,312,075
TCW Emerging Markets Income Fund	751,459	6,924,694
Vanguard Intermediate-Term Corporate Bond ETF	87,050	7,631,673
Vanguard Total Bond Market ETF	34,350	2,924,902

Total Registered Investment Companies	(Cost $68,828,858)	71,083,388

Money Market Registered Investment Companies - 1.1%

The Flex-funds Money Market Fund - Institutional Class, 0.17% (3)	778,388	778,388

Total Money Market Registered Investment Companies	(Cost $778,388)	778,388

U.S. Government Obligations - 2.9%

Government National Mortgage Association, 6.50%, due 7/20/2038	31,930		40,427
U.S. Treasury Note, 1.625%, due 8/15/2022	2,000,000		1,997,812
U.S. Treasury Bill, 0.13%, due 3/7/2013 (4)	100,000		99,943

Total U.S. Government Obligations	(Cost $2,108,036)		2,138,182

Total Investments - 100.3%	(Cost $71,715,282	)(2)	73,999,958

Liabilities less Other Assets - (0.3%)			(253,350)

Total Net Assets - 100.0%			73,746,608

Trustee Deferred Compensation (5)

The Flex-funds Aggressive Growth Fund	332	2,789
The Flex-funds Balanced Fund	172	1,746
The Flex-funds Dynamic Growth Fund	114	1,003
The Flex-funds Muirfield Fund	357	2,088
The Flex-funds Quantex Fund	150	3,617
The Flex-funds Utilities & Infrastructure Fund	40	996

Total Trustee Deferred Compensation	(Cost $11,322)	12,239

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$71,861,776	$-
Level 2 - Other Significant Observable Inputs	2,138,182	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$73,999,958	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $344,653.  Cost for federal income tax purposes of $72,059,935 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,284,676
Unrealized depreciation	(344,653)
Net unrealized appreciation (depreciation)	$1,940,023

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2012.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to The Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2012 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 5.8%

Access National Bank (4)	0.30%	(3)	10/03/12	207	207
Allied Bank (4)	0.30%	(3)	10/03/12	1,675	1,675
Alma Bank (4)	0.30%	(3)	10/03/12	30,050	30,050
Alpine Bank (4)	0.30%	(3)	10/03/12	124	124
Ameriana Bank (4)	0.30%	(3)	10/03/12	125	125
American Enterprise Bank of Florida (4)	0.30%	(3)	10/03/12	7,700	7,700
American Momentum Bank (4)	0.30%	(3)	10/03/12	31,225	31,225
American National Bank (4)	0.30%	(3)	10/03/12	6,570	6,570
American National Bank-Fox Cities (4)	0.30%	(3)	10/03/12	1,291	1,291
American Savings Bank F.S.B. (4)	0.30%	(3)	10/03/12	125	125
American Savings Bank FSB (4)	0.30%	(3)	10/03/12	2,728	2,728
Americas United Bank (4)	0.30%	(3)	10/03/12	13,269	13,269
AmFirst Bank N.A. (4)	0.30%	(3)	10/03/12	2,583	2,583
Anthem Bank & Trust (4)	0.30%	(3)	10/03/12	5,234	5,234
Arizona Bank & Trust (4)	0.30%	(3)	10/03/12	9,306	9,306
Arvest Bank (4)	0.30%	(3)	10/03/12	200	200
Associated Bank NA (4)	0.30%	(3)	10/03/12	10	10
Austin Bank of Chicago (4)	0.30%	(3)	10/03/12	5,233	5,233
Avidia Bank (4)	0.30%	(3)	10/03/12	45,858	45,858
Bancorp Bank (4)	0.30%	(3)	10/03/12	55,835	55,835
Bank Hapoalim B.M. (4)	0.30%	(3)	10/03/12	8,952	8,952
Bank Leumi USA (4)	0.30%	(3)	10/03/12	240,297	240,297
Bank of America National Association (4)	0.30%	(3)	10/03/12	7,725	7,725
Bank of Augusta (4)	0.30%	(3)	10/03/12	5,449	5,449
Bank of Cadiz and Trust Company (4)	0.30%	(3)	10/03/12	7,866	7,866
Bank of Cave City (4)	0.30%	(3)	10/03/12	2,592	2,592
Bank of England (4)	0.30%	(3)	10/03/12	11,248	11,248
Bank of Fayetteville (4)	0.30%	(3)	10/03/12	637	637
Bank of Hawaii (4)	0.30%	(3)	10/03/12	182	182
Bank of Houston (4)	0.30%	(3)	10/03/12	33,990	33,990
Bank of Jackson Hole (4)	0.30%	(3)	10/03/12	13,454	13,454
Bank of Manhattan N.A. (4)	0.30%	(3)	10/03/12	11,933	11,933
Bank of Marin (4)	0.30%	(3)	10/03/12	200	200
Bank of Missouri (4)	0.30%	(3)	10/03/12	39,777	39,777
Bank of Princeton (4)	0.30%	(3)	10/03/12	4,294	4,294
Bank of the Ozarks (4)	0.30%	(3)	10/03/12	201	201
Bank of the Panhandle (4)	0.30%	(3)	10/03/12	6,354	6,354
Bank of the Sierra (4)	0.30%	(3)	10/03/12	21	21
Bank of the West (4)	0.30%	(3)	10/03/12	214	214
Bank Midwest Deposit Account	0.65%	(3)	10/01/12	248,983	248,983
Bar Harbor Bank & Trust (4)	0.30%	(3)	10/03/12	6,626	6,626
Barrington Bank & Trust Company National Asso (4)	0.30%	(3)	10/03/12	631	631
Belmont Savings Bank (4)	0.30%	(3)	10/03/12	26,988	26,988
Benchmark Bank (4)	0.30%	(3)	10/03/12	1,412	1,412
Benefit Bank (4)	0.30%	(3)	10/03/12	7,885	7,885
Berkshire Bank (4)	0.30%	(3)	10/03/12	48,263	48,263
Beverly Bank & Trust Company National Associa (4)	0.30%	(3)	10/03/12	7,885	7,885
Biltmore Bank of Arizona (4)	0.30%	(3)	10/03/12	13,428	13,428
BMO Harris Bank National Association (4)	0.30%	(3)	10/03/12	207	207
BOKF National Association (4)	0.30%	(3)	10/03/12	220	220

Boone Bank & Trust Co. (4)	0.30%	(3)	10/03/12	10,782	10,782
Boston Private Bank & Trust Company (4)	0.30%	(3)	10/03/12	664	664
Branch Banking and Trust Company (4)	0.30%	(3)	10/03/12	234	234
Brookhaven Bank (4)	0.30%	(3)	10/03/12	11,934	11,934
Buckeye Community Bank (4)	0.30%	(3)	10/03/12	0	0
Business Bank (4)	0.30%	(3)	10/03/12	8,476	8,476
Business Bank (4)	0.30%	(3)	10/03/12	5,441	5,441
Business Bank of Saint Louis (4)	0.30%	(3)	10/03/12	1,959	1,959
Business First Bank (4)	0.30%	(3)	10/03/12	19,694	19,694
Cache Valley Bank (4)	0.30%	(3)	10/03/12	25,604	25,604
Cadence Bank N.A. (4)	0.30%	(3)	10/03/12	211,504	211,504
California Bank & Trust (4)	0.30%	(3)	10/03/12	125	125
Capital Bank (4)	0.30%	(3)	10/03/12	6,916	6,916
Capital One National Association (4)	0.30%	(3)	10/03/12	70,623	70,623
CapitalMark Bank & Trust (4)	0.30%	(3)	10/03/12	48,366	48,366
CapStar Bank (4)	0.30%	(3)	10/03/12	46,554	46,554
CapStone Bank (4)	0.30%	(3)	10/03/12	17,055	17,055
Cardinal Bank (4)	0.30%	(3)	10/03/12	36,090	36,090
Carolina Alliance Bank (4)	0.30%	(3)	10/03/12	660	660
Carver Federal Savings Bank (4)	0.30%	(3)	10/03/12	74,398	74,398
Cathay Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
CBank (4)	0.30%	(3)	10/03/12	2,586	2,586
Cedar Rapids Bank & Trust Company (4)	0.30%	(3)	10/03/12	18,671	18,671
Celtic Bank (4)	0.30%	(3)	10/03/12	29,235	29,235
Centennial Bank (4)	0.30%	(3)	10/03/12	201	201
Centra Bank Inc. (4)	0.30%	(3)	10/03/12	13,451	13,451
Central Bank (4)	0.30%	(3)	10/03/12	4,130	4,130
Central Bank Illinois (4)	0.30%	(3)	10/03/12	42	42
Central Bank of Kansas City (4)	0.30%	(3)	10/03/12	125	125
CheckSpring Bank (4)	0.30%	(3)	10/03/12	251	251
Chemical Bank (4)	0.30%	(3)	10/03/12	204	204
Chickasha Bank & Trust Company (4)	0.30%	(3)	10/03/12	2,632	2,632
Citizens Bank & Trust Company (4)	0.30%	(3)	10/03/12	21,367	21,367
Citizens Bank of Pennsylvania (4)	0.30%	(3)	10/03/12	174	174
Citizens Banking Company (4)	0.30%	(3)	10/03/12	10	10
Citizens National Bank (4)	0.30%	(3)	10/03/12	1,289	1,289
Citizens National Bank of Bluffton (4)	0.30%	(3)	10/03/12	261	261
City First Bank of D.C. National Association (4)	0.30%	(3)	10/03/12	10,838	10,838
City National Bank (4)	0.30%	(3)	10/03/12	204	204
City National Bank of Sulphur Springs (4)	0.30%	(3)	10/03/12	125	125
City National Bank of Taylor (4)	0.30%	(3)	10/03/12	199	199
Cole Taylor Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Collin Bank (4)	0.30%	(3)	10/03/12	7,773	7,773
Columbia State Bank (4)	0.30%	(3)	10/03/12	203	203
Columbus First Bank Demand Deposit Account	0.55%	(3)	10/01/12	248,963	248,963
Comerica Bank (4)	0.30%	(3)	10/03/12	655	655
Commencement Bank (4)	0.30%	(3)	10/03/12	7,864	7,864
Commerce National Bank (4)	0.30%	(3)	10/03/12	3,120	3,120
Community Bank (4)	0.30%	(3)	10/03/12	21	21
Community Bank & Trust (4)	0.30%	(3)	10/03/12	17,199	17,199
Community Bank of Oelwein (4)	0.30%	(3)	10/03/12	8,183	8,183
Community Bank of Santa Maria (4)	0.30%	(3)	10/03/12	638	638
Community Bank of the Bay (4)	0.30%	(3)	10/03/12	200	200
Community Mutual Savings Bank (4)	0.30%	(3)	10/03/12	33,893	33,893
Community National Bank (4)	0.30%	(3)	10/03/12	10,376	10,376
Community Trust Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Congressional Bank (4)	0.30%	(3)	10/03/12	8,031	8,031
Cooper State Bank (4)	0.30%	(3)	10/03/12	2,603	2,603
Crescent State Bank (4)	0.30%	(3)	10/03/12	13,277	13,277
Crystal Lake Bank and Trust Company N.A. (4)	0.30%	(3)	10/03/12	634	634

Delta Trust & Bank (4)	0.30%	(3)	10/03/12	34,301	34,301
DeWitt Bank & Trust Company (4)	0.30%	(3)	10/03/12	124	124
Diamond Bank (4)	0.30%	(3)	10/03/12	18,248	18,248
DMB Community Bank (4)	0.30%	(3)	10/03/12	21,591	21,591
Dollar Bank Federal Savings Bank (4)	0.30%	(3)	10/03/12	199	199
Dubuque Bank & Trust Company (4)	0.30%	(3)	10/03/12	63,044	63,044
Eagle Bank and Trust Company (4)	0.30%	(3)	10/03/12	6,104	6,104
EagleBank (4)	0.30%	(3)	10/03/12	240,000	240,000
East River Bank (4)	0.30%	(3)	10/03/12	1,287	1,287
East West Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Empire National Bank (4)	0.30%	(3)	10/03/12	2,583	2,583
Encore Bank National Association (4)	0.30%	(3)	10/03/12	125	125
Encore National Bank (4)	0.30%	(3)	10/03/12	3,904	3,904
Enterprise Bank & Trust (4)	0.30%	(3)	10/03/12	30,425	30,425
Equity Bank A National Association (4)	0.30%	(3)	10/03/12	20,600	20,600
EverBank Money Market Account	0.76%	(3)	10/01/12	248,949	248,949
Exchange Bank & Trust Company (4)	0.30%	(3)	10/03/12	17,971	17,971
Exchange State Bank (4)	0.30%	(3)	10/03/12	2,592	2,592
Fannin Bank (4)	0.30%	(3)	10/03/12	5	5
Farmers & Merchants Bank of Long Beach (4)	0.30%	(3)	10/03/12	125	125
Farmers & Merchants State Bank (4)	0.30%	(3)	10/03/12	211	211
Farmers and Merchants State Bank of Blooming (4)	0.30%	(3)	10/03/12	5,954	5,954
Farmers Bank (4)	0.30%	(3)	10/03/12	109	109
Farmers Exchange Bank (4)	0.30%	(3)	10/03/12	10,983	10,983
Farmers State Bank (4)	0.30%	(3)	10/03/12	5	5
Fidelity Bank (4)	0.30%	(3)	10/03/12	22,409	22,409
First Bank & Trust (4)	0.30%	(3)	10/03/12	12	12
First Bank & Trust (4)	0.30%	(3)	10/03/12	12	12
First Bank & Trust (4)	0.30%	(3)	10/03/12	125	125
First Bank & Trust National Association (4)	0.30%	(3)	10/03/12	12	12
First Bank & Trust of Milbank (4)	0.30%	(3)	10/03/12	12	12
First Bank Financial Centre (4)	0.30%	(3)	10/03/12	639	639
First Choice Bank (4)	0.30%	(3)	10/03/12	21,893	21,893
First Commercial Bank (4)	0.30%	(3)	10/03/12	638	638
First Commercial Bank (4)	0.30%	(3)	10/03/12	5,274	5,274
First Community Bank (4)	0.30%	(3)	10/03/12	26,932	26,932
First County Bank (4)	0.30%	(3)	10/03/12	4,560	4,560
First Federal Bank (4)	0.30%	(3)	10/03/12	8,812	8,812
First Foundation Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
First International Bank & Trust (4)	0.30%	(3)	10/03/12	176	176
First Internet Bank of Indiana (4)	0.30%	(3)	10/03/12	26,932	26,932
First Interstate Bank (4)	0.30%	(3)	10/03/12	205	205
First Merchants Bank Demand Deposit Account	0.30%	(3)	10/01/12	249,015	249,015
First N.A. (4)	0.30%	(3)	10/03/12	11,994	11,994
First National Bank (4)	0.30%	(3)	10/03/12	27,495	27,495
First National Bank (4)	0.30%	(3)	10/03/12	639	639
First National Bank - Fox Valley (4)	0.30%	(3)	10/03/12	191	191
First National Bank in Green Forest (4)	0.30%	(3)	10/03/12	896	896
First National Bank in Sioux Falls (4)	0.30%	(3)	10/03/12	125	125
First National Bank of America (4)	0.30%	(3)	10/03/12	686	686
First National Bank of Fort Smith (4)	0.30%	(3)	10/03/12	199	199
First National Bank of Long Island (4)	0.30%	(3)	10/03/12	115,672	115,672
First National Bank of Omaha (4)	0.30%	(3)	10/03/12	205	205
First National Bank of Pandora (4)	0.30%	(3)	10/03/12	4	4
First National Bank of Santa Fe (4)	0.30%	(3)	10/03/12	5,230	5,230
First Premier Bank (4)	0.30%	(3)	10/03/12	18,369	18,369
First Security Bank (4)	0.30%	(3)	10/03/12	666	666
First Security Bank & Trust Company (4)	0.30%	(3)	10/03/12	638	638
First State Bank (4)	0.30%	(3)	10/03/12	253	253
First State Bank (4)	0.30%	(3)	10/03/12	7,733	7,733

First State Bank of DeQueen (4)	0.30%	(3)	10/03/12	7,733	7,733
First State Bank of Northwest Arkansas (4)	0.30%	(3)	10/03/12	4,951	4,951
First Trade Union Bank (4)	0.30%	(3)	10/03/12	10,564	10,564
First Utah Bank (4)	0.30%	(3)	10/03/12	663	663
First Virginia Community Bank (4)	0.30%	(3)	10/03/12	10,740	10,740
First Western Bank (4)	0.30%	(3)	10/03/12	8	8
First-Citizens Bank & Trust Company (4)	0.30%	(3)	10/03/12	240,000	240,000
FirstAtlantic Bank (4)	0.30%	(3)	10/03/12	3,904	3,904
FirstBank (4)	0.30%	(3)	10/03/12	631	631
FirstMerit Bank National Association (4)	0.30%	(3)	10/03/12	213	213
Flagship Community Bank (4)	0.30%	(3)	10/03/12	631	631
Flatirons Bank (4)	0.30%	(3)	10/03/12	7,866	7,866
Florida Business Bank (4)	0.30%	(3)	10/03/12	2,637	2,637
Florida Parishes Bank (4)	0.30%	(3)	10/03/12	125	125
Forrest City Bank NA (4)	0.30%	(3)	10/03/12	1,288	1,288
Fortune Bank (4)	0.30%	(3)	10/03/12	8,109	8,109
Fox Chase Bank (4)	0.30%	(3)	10/03/12	504	504
Franklin Synergy Bank (4)	0.30%	(3)	10/03/12	33,562	33,562
Frost National Bank (4)	0.30%	(3)	10/03/12	200	200
Genesee Regional Bank (4)	0.30%	(3)	10/03/12	22,272	22,272
Georgia Bank & Trust Company of Augusta (4)	0.30%	(3)	10/03/12	21,762	21,762
Georgia Banking Company (4)	0.30%	(3)	10/03/12	16,761	16,761
German American Bancorp (4)	0.30%	(3)	10/03/12	125	125
Glacier Bank (4)	0.30%	(3)	10/03/12	200	200
Glens Falls National Bank and Trust Company (4)	0.30%	(3)	10/03/12	125	125
Golden Pacific Bank National Association (4)	0.30%	(3)	10/03/12	638	638
Gotham Bank of New York (4)	0.30%	(3)	10/03/12	11,117	11,117
Grand Savings Bank (4)	0.30%	(3)	10/03/12	6,549	6,549
Grand Valley Bank (4)	0.30%	(3)	10/03/12	125	125
Grandpoint Bank (4)	0.30%	(3)	10/03/12	13,278	13,278
Green Bank National Association (4)	0.30%	(3)	10/03/12	44	44
Guaranty Bank (4)	0.30%	(3)	10/03/12	13,559	13,559
Guaranty Bond Bank (4)	0.30%	(3)	10/03/12	179,559	179,559
GulfShore Bank (4)	0.30%	(3)	10/03/12	7,891	7,891
Happy State Bank (4)	0.30%	(3)	10/03/12	176	176
Heartland Bank (4)	0.30%	(3)	10/03/12	10	10
Heartland Bank (4)	0.30%	(3)	10/03/12	20	20
Helena National Bank (4)	0.30%	(3)	10/03/12	5,097	5,097
Heritage Oaks Bank (4)	0.30%	(3)	10/03/12	631	631
Hingham Institution for Savings (4)	0.30%	(3)	10/03/12	26,108	26,108
Hinsdale Bank & Trust Company (4)	0.30%	(3)	10/03/12	13,278	13,278
Home Federal Bank (4)	0.30%	(3)	10/03/12	14,955	14,955
Horizon Bank National Association (4)	0.30%	(3)	10/03/12	125	125
Hyperion Bank (4)	0.30%	(3)	10/03/12	1,350	1,350
IBERIABANK (4)	0.30%	(3)	10/03/12	141,768	141,768
Icon Bank of Texas National Association (4)	0.30%	(3)	10/03/12	9,231	9,231
Independence Bank (4)	0.30%	(3)	10/03/12	423	423
Independent Bank of Texas (4)	0.30%	(3)	10/03/12	3,252	3,252
Inland Bank and Trust (4)	0.30%	(3)	10/03/12	125	125
Integrity Bank (4)	0.30%	(3)	10/03/12	18,687	18,687
Investors Community Bank (4)	0.30%	(3)	10/03/12	2,606	2,606
Isabella Bank (4)	0.30%	(3)	10/03/12	2,665	2,665
Israel Discount Bank of New York (4)	0.30%	(3)	10/03/12	162,654	162,654
JPMorgan Chase Bank National Association (4)	0.30%	(3)	10/03/12	81	81
Kaiser Federal Bank (4)	0.30%	(3)	10/03/12	9,232	9,232
Katahdin Trust Company (4)	0.30%	(3)	10/03/12	13,353	13,353
KeyBank National Association (4)	0.30%	(3)	10/03/12	6,712	6,712
KeySource Commercial Bank (4)	0.30%	(3)	10/03/12	924	924
Lake Forest Bank & Trust Company (4)	0.30%	(3)	10/03/12	125	125
Lake National Bank (4)	0.30%	(3)	10/03/12	259	259

Landmark Community Bank (4)	0.30%	(3)	10/03/12	5,275	5,275
Landmark National Bank (4)	0.30%	(3)	10/03/12	202	202
Leader Bank National Association (4)	0.30%	(3)	10/03/12	6,171	6,171
Legacy Bank (4)	0.30%	(3)	10/03/12	638	638
Legacy National Bank (4)	0.30%	(3)	10/03/12	2,602	2,602
LegacyTexas Bank (4)	0.30%	(3)	10/03/12	10	10
Level One Bank (4)	0.30%	(3)	10/03/12	15,414	15,414
Lewis & Clark Bank (4)	0.30%	(3)	10/03/12	5,230	5,230
Libertad Bank SSB (4)	0.30%	(3)	10/03/12	2,903	2,903
Liberty Bank (4)	0.30%	(3)	10/03/12	125	125
Liberty Bank (4)	0.30%	(3)	10/03/12	196,746	196,746
Liberty Bank National Association (4)	0.30%	(3)	10/03/12	2	2
Liberty Bank of Arkansas (4)	0.30%	(3)	10/03/12	675	675
Libertyville Bank & Trust Company (4)	0.30%	(3)	10/03/12	125	125
Lifestore Bank (4)	0.30%	(3)	10/03/12	641	641
Lone Star National Bank (4)	0.30%	(3)	10/03/12	46,493	46,493
MainStreet Bank (4)	0.30%	(3)	10/03/12	13,449	13,449
Manufacturers Bank (4)	0.30%	(3)	10/03/12	74,398	74,398
MB Financial Bank N.A. (4)	0.30%	(3)	10/03/12	178	178
mBank (4)	0.30%	(3)	10/03/12	125	125
Mercantil Commercebank National Association (4)	0.30%	(3)	10/03/12	125	125
Mercantile Bank & Trust Company (4)	0.30%	(3)	10/03/12	10,732	10,732
Mercantile Bank of Michigan (4)	0.30%	(3)	10/03/12	28,986	28,986
Merchants & Farmers Bank (4)	0.30%	(3)	10/03/12	1,288	1,288
Merchants Bank (4)	0.30%	(3)	10/03/12	202	202
Merchants Bank of Indiana (4)	0.30%	(3)	10/03/12	5,232	5,232
Meridian Bank (4)	0.30%	(3)	10/03/12	10,960	10,960
Metropolitan Capital Bank & Trust (4)	0.30%	(3)	10/03/12	12,529	12,529
Metropolitan National Bank (4)	0.30%	(3)	10/03/12	47,772	47,772
Mid America Bank Demand Deposit Account	0.50%	(3)	10/01/12	249,099	249,099
Midwest Regional Bank (4)	0.30%	(3)	10/03/12	503	503
Mifflin County Savings Bank (4)	0.30%	(3)	10/03/12	1,288	1,288
MileStone Bank (4)	0.30%	(3)	10/03/12	634	634
Miners Bank (4)	0.30%	(3)	10/03/12	10,162	10,162
Minnesota Bank & Trust (4)	0.30%	(3)	10/03/12	12,176	12,176
National Bank & Trust Company (4)	0.30%	(3)	10/03/12	204	204
National Bank of California (4)	0.30%	(3)	10/03/12	261	261
Nationwide Bank Deposit Account	0.82%	(3)	10/01/12	249,005	249,005
Needham Bank (4)	0.30%	(3)	10/03/12	45,858	45,858
New Mexico Bank & Trust (4)	0.30%	(3)	10/03/12	209	209
Newburyport Five Cents Savings Bank (4)	0.30%	(3)	10/03/12	24	24
NOA Bank (4)	0.30%	(3)	10/03/12	7,864	7,864
Noah Bank (4)	0.30%	(3)	10/03/12	5,233	5,233
North Jersey Community Bank (4)	0.30%	(3)	10/03/12	17,976	17,976
North Shore Community Bank & Trust Company (4)	0.30%	(3)	10/03/12	13,287	13,287
North Side Bank & Trust Company (4)	0.30%	(3)	10/03/12	8	8
Northbrook Bank & Trust Company (4)	0.30%	(3)	10/03/12	655	655
Northern Bank & Trust Company (4)	0.30%	(3)	10/03/12	28,569	28,569
Nuvo Bank & Trust Company (4)	0.30%	(3)	10/03/12	7,984	7,984
Oak View National Bank (4)	0.30%	(3)	10/03/12	1,289	1,289
Oasis Bank SSB (4)	0.30%	(3)	10/03/12	503	503
OceanFirst Bank (4)	0.30%	(3)	10/03/12	1,288	1,288
Ohio Commerce Bank (4)	0.30%	(3)	10/03/12	2,836	2,836
Ohio Valley Bank Company (4)	0.30%	(3)	10/03/12	3	3
Old Plank Trail Community Bank National Assoc (4)	0.30%	(3)	10/03/12	7,334	7,334
One Bank & Trust National Association (4)	0.30%	(3)	10/03/12	201	201
OneWest Bank FSB (4)	0.30%	(3)	10/03/12	27,674	27,674
Ossian State Bank (4)	0.30%	(3)	10/03/12	503	503
Pacific Commerce Bank (4)	0.30%	(3)	10/03/12	13,820	13,820
Pacific Enterprise Bank (4)	0.30%	(3)	10/03/12	18,433	18,433

Paragon Commercial Bank (4)	0.30%	(3)	10/03/12	166,652	166,652
Parkside Financial Bank & Trust (4)	0.30%	(3)	10/03/12	7,909	7,909
Peapack-Gladstone Bank (4)	0.30%	(3)	10/03/12	10	10
Pegasus Bank (4)	0.30%	(3)	10/03/12	125	125
Peoples Bank National Association (4)	0.30%	(3)	10/03/12	207	207
Peoples Bank of Commerce (4)	0.30%	(3)	10/03/12	1,675	1,675
Peoples Community Bank (4)	0.30%	(3)	10/03/12	10,030	10,030
Peoples United Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Petit Jean State Bank (4)	0.30%	(3)	10/03/12	1,281	1,281
Pine Bluff National Bank (4)	0.30%	(3)	10/03/12	200	200
PlainsCapital Bank (4)	0.30%	(3)	10/03/12	6	6
Plaza Bank (4)	0.30%	(3)	10/03/12	644	644
PNC Bank National Association (4)	0.30%	(3)	10/03/12	255	255
Post Oak Bank N.A. (4)	0.30%	(3)	10/03/12	13,289	13,289
Premier Bank (4)	0.30%	(3)	10/03/12	15,959	15,959
Premier Bank (4)	0.30%	(3)	10/03/12	10,569	10,569
Premier Bank & Trust National Association (4)	0.30%	(3)	10/03/12	4,073	4,073
PrinsBank (4)	0.30%	(3)	10/03/12	125	125
Private Bank Minnesota (4)	0.30%	(3)	10/03/12	9,191	9,191
ProAmérica Bank (4)	0.30%	(3)	10/03/12	13,278	13,278
Professional Business Bank (4)	0.30%	(3)	10/03/12	2,592	2,592
Progress Bank and Trust (4)	0.30%	(3)	10/03/12	8,017	8,017
Quad City Bank and Trust Company (4)	0.30%	(3)	10/03/12	46,825	46,825
Quontic Bank (4)	0.30%	(3)	10/03/12	7,893	7,893
RBS Citizens National Association (4)	0.30%	(3)	10/03/12	190	190
Regent Bank (4)	0.30%	(3)	10/03/12	1,025	1,025
Regions Bank (4)	0.30%	(3)	10/03/12	208	208
Renasant Bank (4)	0.30%	(3)	10/03/12	8,198	8,198
Republic Bank (4)	0.30%	(3)	10/03/12	634	634
Republic Bank & Trust (4)	0.30%	(3)	10/03/12	2,695	2,695
Republic Bank & Trust Company (4)	0.30%	(3)	10/03/12	201	201
River Community Bank N.A. (4)	0.30%	(3)	10/03/12	8,334	8,334
RiverBend Bank (4)	0.30%	(3)	10/03/12	377	377
Riverside Bank (4)	0.30%	(3)	10/03/12	107	107
Riverview Bank (4)	0.30%	(3)	10/03/12	5,374	5,374
Rockford Bank and Trust Company (4)	0.30%	(3)	10/03/12	4	4
Rockland Trust Company (4)	0.30%	(3)	10/03/12	51,352	51,352
Rockville Bank (4)	0.30%	(3)	10/03/12	13,735	13,735
Rocky Mountain Bank (4)	0.30%	(3)	10/03/12	12	12
RSNB Bank (4)	0.30%	(3)	10/03/12	3,944	3,944
Saratoga National Bank & Trust Company (4)	0.30%	(3)	10/03/12	125	125
Sauk Valley Bank & Trust Company (4)	0.30%	(3)	10/03/12	25	25
Savings Institute Bank and Trust Company (4)	0.30%	(3)	10/03/12	62	62
Schaumburg Bank & Trust Company National Asso (4)	0.30%	(3)	10/03/12	631	631
Seaside National Bank & Trust (4)	0.30%	(3)	10/03/12	51,029	51,029
Seaway Bank and Trust Company (4)	0.30%	(3)	10/03/12	14,006	14,006
Security First Bank (4)	0.30%	(3)	10/03/12	107	107
SharePlus Federal Bank (4)	0.30%	(3)	10/03/12	3,304	3,304
Signature Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Signature Bank (4)	0.30%	(3)	10/03/12	6,074	6,074
Signature Bank National Association (4)	0.30%	(3)	10/03/12	672	672
Solera National Bank (4)	0.30%	(3)	10/03/12	5,669	5,669
Southern Bancorp Bank (4)	0.30%	(3)	10/03/12	103	103
Southern Bank (4)	0.30%	(3)	10/03/12	13	13
Southwest Bank (4)	0.30%	(3)	10/03/12	5,507	5,507
St. Charles Bank & Trust Company (4)	0.30%	(3)	10/03/12	13,278	13,278
Standing Stone National Bank (4)	0.30%	(3)	10/03/12	256	256
State Bank and Trust Company (4)	0.30%	(3)	10/03/12	668	668
State Bank of the Lakes (4)	0.30%	(3)	10/03/12	125	125
Sterling National Bank (4)	0.30%	(3)	10/03/12	118,165	118,165
Sturdy Savings Bank (4)	0.30%	(3)	10/03/12	640	640
Summit Bank (4)	0.30%	(3)	10/03/12	4,706	4,706

Summit Bank & Trust (4)	0.30%	(3)	10/03/12	12,506	12,506
Summit Community Bank Inc. (4)	0.30%	(3)	10/03/12	201	201
Sutton Bank (4)	0.30%	(3)	10/03/12	10	10
TD Bank Demand Deposit Account	0.30%	(3)	10/01/12	249,624	249,624
TD Bank N.A. (4)	0.30%	(3)	10/03/12	240,000	240,000
Team Capital Bank (4)	0.30%	(3)	10/03/12	45,877	45,877
Texas Capital Bank National Association (4)	0.30%	(3)	10/03/12	240,000	240,000
Torrey Pines Bank (4)	0.30%	(3)	10/03/12	26,932	26,932
Touchmark National Bank (4)	0.30%	(3)	10/03/12	9,892	9,892
Town Bank (4)	0.30%	(3)	10/03/12	203	203
Transportation Alliance Bank Inc. (4)	0.30%	(3)	10/03/12	10	10
Treynor State Bank (4)	0.30%	(3)	10/03/12	13,727	13,727
TriSummit Bank (4)	0.30%	(3)	10/03/12	14,894	14,894
U.S. Bank National Association (4)	0.30%	(3)	10/03/12	210	210
Uinta Bank (4)	0.30%	(3)	10/03/12	13,287	13,287
UMB Bank Arizona National Association (4)	0.30%	(3)	10/03/12	125	125
UMB Bank Colorado National Association (4)	0.30%	(3)	10/03/12	105	105
UMB Bank National Association (4)	0.30%	(3)	10/03/12	172	172
Umpqua Bank (4)	0.30%	(3)	10/03/12	124,352	124,352
Union Bank National Association (4)	0.30%	(3)	10/03/12	176	176
Union Bank of Mena (4)	0.30%	(3)	10/03/12	13	13
Union Center National Bank (4)	0.30%	(3)	10/03/12	73,029	73,029
United Bank (4)	0.30%	(3)	10/03/12	642	642
United Bank (4)	0.30%	(3)	10/03/12	212	212
United Bank Inc. (4)	0.30%	(3)	10/03/12	10,938	10,938
USNY Bank (4)	0.30%	(3)	10/03/12	5,245	5,245
Valley Bank (4)	0.30%	(3)	10/03/12	1,933	1,933
Valley National Bank (4)	0.30%	(3)	10/03/12	240,000	240,000
Valliance Bank (4)	0.30%	(3)	10/03/12	783	783
VantageSouth Bank (4)	0.30%	(3)	10/03/12	641	641
Veritex Community Bank National Association (4)	0.30%	(3)	10/03/12	263	263
Verus Bank of Commerce (4)	0.30%	(3)	10/03/12	35,638	35,638
Victory Bank (4)	0.30%	(3)	10/03/12	1,311	1,311
ViewPoint Bank National Association (4)	0.30%	(3)	10/03/12	47,956	47,956
Village Bank & Trust (4)	0.30%	(3)	10/03/12	202	202
Virginia Heritage Bank (4)	0.30%	(3)	10/03/12	11,248	11,248
Warren Bank & Trust Company (4)	0.30%	(3)	10/03/12	6,456	6,456
Washington Trust Bank (4)	0.30%	(3)	10/03/12	8,131	8,131
Washington Trust Company of Westerly (4)	0.30%	(3)	10/03/12	27,924	27,924
Wayne Savings Community Bank (4)	0.30%	(3)	10/03/12	0	0
Webster Bank National Association (4)	0.30%	(3)	10/03/12	202	202
Wells Fargo Bank National Association (4)	0.30%	(3)	10/03/12	240,000	240,000
West Town Savings Bank (4)	0.30%	(3)	10/03/12	107	107
Western Alliance Bank (4)	0.30%	(3)	10/03/12	201	201
Western National Bank (4)	0.30%	(3)	10/03/12	204	204
Wheaton Bank & Trust Company (4)	0.30%	(3)	10/03/12	125	125
Whidbey Island Bank (4)	0.30%	(3)	10/03/12	200	200
Wilmington Savings Fund Society FSB (4)	0.30%	(3)	10/03/12	202	202
Wilmington Trust National Association (4)	0.30%	(3)	10/03/12	203	203
Wisconsin Community Bank (4)	0.30%	(3)	10/03/12	100,407	100,407
Wolverine Bank Federal Savings Bank (4)	0.30%	(3)	10/03/12	25	25
Xenith Bank (4)	0.30%	(3)	10/03/12	27,610	27,610

Total Bank Obligations				(Cost $9,765,067)	9,765,067

Certificates of Deposit - 3.8%

Ally Bank	0.45%	06/06/13	249,000	249,000
Amboy Bank	0.30%	03/12/13	249,000	249,000
Bank Hapoalim	0.30%	03/07/13	249,000	249,000
Bank of Baroda	0.35%	03/08/13	249,000	249,000
Bank of China	0.60%	11/30/12	249,000	249,000
Bank of India	0.50%	09/11/13	248,000	248,000
Bank of the West	0.50%	06/13/13	248,000	248,000
Beal Bank SSB	0.35%	02/06/13	249,000	249,000
Beal Bank USA	0.35%	02/06/13	249,000	249,000
BMW Bank NA	0.45%	11/30/12	249,000	249,000
Compass Bank FDIC	0.35%	05/16/13	249,000	249,000
Customers Bank	0.50%	05/22/13	248,000	248,000
Discover Bank	0.45%	11/30/12	249,000	249,000
Doral Bank	0.50%	02/08/13	249,000	249,000
Fifth Third Bank	0.55%	12/21/12	249,000	249,000
First Bank of Puerto Rico	0.55%	12/31/12	249,000	249,000
Goldman Sachs Bank	0.35%	02/08/13	249,000	249,000
Huntington National Bank	0.45%	06/07/13	249,000	249,000
Medallion Bank	0.30%	03/08/13	249,000	249,000
Mizuho Corp. Bank	0.30%	03/14/13	249,000	249,000
Private Bank & Trust	0.35%	05/10/13	249,000	249,000
Safra National Bank	0.40%	05/17/13	249,000	249,000
Sovereign Bank	0.40%	02/07/13	249,000	249,000
State Bank of India	0.40%	03/20/13	248,000	248,000
Synovus Bank FDIC	0.35%	05/24/13	249,000	249,000
Town North Bank N.A.	0.35%	09/17/13	248,000	248,000

Total Certificates of Deposit			(Cost $6,469,000)	6,469,000

Commercial Paper - 4.7%

Prudential Funding	0.25%	10/18/12	1,000,000	999,868
Prudential Funding	0.29%	11/19/12	1,000,000	999,592
Prudential Funding	0.42%	12/13/12	1,000,000	999,148
Toyota Motor Credit	0.51%	10/01/12	1,000,000	1,000,000
Toyota Motor Credit	0.62%	11/19/12	1,000,000	999,143
Toyota Motor Credit	0.44%	12/04/12	1,000,000	999,200
Toyota Motor Credit	0.50%	01/02/13	1,000,000	998,708
Toyota Motor Credit	0.57%	02/04/13	1,000,000	998,005

Total Commercial Paper			(Cost $7,993,664)	7,993,664

Corporate Obligations - 44.6%

Bank Nova Scotia	2.25%		01/22/13	5,000,000	5,027,651
Bank Nova Scotia Yankee CD	0.75%	(3)	11/15/12	1,250,000	1,251,171
Bath Technologies (6)	0.27%	(3)	10/04/12	715,000	715,000
Canadian Imperial Bank (6)	2.00%		02/04/13	5,000,000	5,027,881
Canadian Imperial Bank NY Yankee CD	0.66%	(3)	12/11/12	4,000,000	4,000,493
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60%	(5)	10/01/12	9,781,238	9,781,238
Clinic Building, LLC. (6)	0.22%	(3)	10/04/12	3,615,000	3,615,000
Commonwealth Bank of Australia (6)	1.25%	(3)	11/20/12	5,000,000	5,003,461
Commonwealth Bank of Australia (6)	0.93%	(3)	12/19/12	5,000,000	5,010,755
GE Demand Note	0.70%	(3)	10/01/12	9,269,133	9,269,133
JP Morgan Chase	5.38%		10/01/12	5,000,000	5,000,000
Martin Wheel Co. Inc. (6)	2.97%	(3)	10/04/12	1,580,000	1,580,000
Met Life Global Funding	2.50%		01/11/13	1,000,000	1,005,357
National Bank of Australia (6)	2.35%		11/16/12	2,000,000	2,004,593
National Bank of Australia (6)	2.50%		01/08/13	1,500,000	1,507,853
Royal Bank of Canada Yankee CD	2.25%		03/15/13	1,300,000	1,309,609
Royal Bank of Canada Yankee CD	0.56%	(3)	12/13/12	5,000,000	5,000,000
Springside Corp. Exchange Partners, LLC (6)	0.22%	(3)	10/04/12	2,000,000	2,000,000
Toyota Motor Credit	0.67%	(3)	10/24/12	1,000,000	1,000,000
Toyota Motor Credit	0.46%	(3)	12/09/12	1,000,000	1,000,000
Westpac Banking Corp.	0.56%	(3)	11/10/12	5,000,000	5,000,000

Total Corporate Obligations				(Cost $75,109,195)	75,109,195

Repurchase Agreements - 8.9%

G.X. Clarke (Collateralized by $21,782,962 various Fannie Maes,
Federal Home Loan Banks, Federal Home Loan Mortgage Corps,
Government National Mortgage Associations, and U.S. Treasury
Notes, 0.125% - 11.25%, due 10/31/2012 - 2/15/2041, value
$15,302,008) purchase date 9/27/2012	0.29%	10/04/12	15,000,000	15,000,000

Total Repurchase Agreements			(Cost $15,000,000)	15,000,000

U.S. Government Agency Obligations - 11.3%

Federal Farm Credit Bank	0.26%	(3)	07/29/13	1,000,000	1,000,251
Federal Home Loan Bank	0.27%	(3)	07/22/13	8,000,000	8,002,552
Federal Home Loan Bank	0.20%	(3)	10/01/13	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.	0.37%	(3)	09/03/13	5,000,000	5,007,944

Total U.S. Government Agency Obligations				(Cost $19,010,747)	19,010,747

Money Market Registered Investment Companies - 23.7%

Dreyfus Treasury & Agency Cash Management Institutional Fund, 0.01% (7)	1,032		1,032
Federated Prime Value Obligations Fund, 0.18% (7)	27,805,776		27,805,776
Fidelity Institutional Money Market Portfolio, 0.20% (7)	12,232,292		12,232,292

Total Money Market Registered Investment Companies	(Cost $40,039,100)		40,039,100

Total Investments - 102.8%	(Cost $173,386,773	)(2)	173,386,773

Liabilities less Other Assets - (-2.8%)			(4,761,503)

Total Net Assets - 100.0%			168,625,270

Trustee Deferred Compensation (8)

The Flex-funds Aggressive Growth Fund	712	5,981
The Flex-funds Balanced Fund	372	3,776
The Flex-funds Dynamic Growth Fund	227	1,998
The Flex-funds Muirfield Fund	1,447	8,465
The Flex-funds Quantex Fund	1,000	24,110
The Flex-funds Utilities & Infrastructure Fund	82	2,042

Total Trustee Deferred Compensation	(Cost $37,792)	46,372

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$40,039,100	$-
Level 2 - Other Significant Observable Inputs	133,347,673	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$173,386,773	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2012.
The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance
Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of September 30, 2012, illiquid securities represented 4.6% of Total Investments.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2012. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of
Trustees. Bath Technologies was acquired on 10/18/1999. Clinic Building, LLC was acquired on 11/4/2011. Martin Wheel Co., Inc. was acquired on 1/26/2001. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004. Canadian Imperial Bank was acquired on
3/7/2012. Commonwealth Bank of Australia was acquired on 2/8/2012. Commonwealth Bank of Australia was acquired on 3/7/2012.
National Bank of Australia was acquired on 3/6/2012. National Bank of Australia was acquired on 3/7/2012. As of September 30, 2012, securities restricted as to resale to institutional investors represented 15.3% of Total Investments. The acquisition cost is the same as amortized cost.
The fair value noted approximates amortized cost.

(7)	7-day yield as of September 30, 2012.

(8)	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 26, 2012

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 26, 2012